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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.1%
ALABAMA 0.4%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$1,500,000	$1,498,365
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05/01/34	5.800%	1,100,000	1,246,245
Total			2,744,610

ALASKA 1.0%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	4,015,594
10/01/41	7.750%	2,000,000	2,196,800
Total			6,212,394

ARIZONA 1.2%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	2,124,048
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,476,870
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	759,107
01/01/20	5.000%	580,000	582,947
01/01/21	5.000%	1,000,000	1,004,690
University Medical Center Corp. Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,163,380
Total			8,111,042

CALIFORNIA 18.6%
Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC)
02/01/33	4.750%	1,655,000	1,774,474
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	55,000	72,271

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Revenue Bonds
Providence Health & Services
Series 2008C
10/01/28	6.250%	$500,000	$595,545
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
06/01/14	5.500%	3,830,000	4,002,120
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,000,000	5,566,800
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	705,348
California State University Revenue Bonds Systemwide Series 2009A
11/01/29	5.250%	3,000,000	3,447,480
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,554,375
Revenue Bonds
Kaiser Permanente
Series 2012A
04/01/42	5.000%	5,000,000	5,537,900
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08/01/30	4.750%	1,075,000	1,210,375
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	750,000	778,350
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	1,250,000	1,421,312
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07/01/24	5.000%	1,900,000	2,269,607
07/01/29	5.000%	1,200,000	1,400,892
Poway Unified School District Special Tax Bonds Community Facilities District No. 6 4S Ranch Series 2012
09/01/36	5.000%	600,000	636,816

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	$1,500,000	$1,734,435
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,724,940
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	553,325
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	6,000,000	5,955,180
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,405,440
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/30	5.250%	1,000,000	1,175,300
Various Purpose
Series 2005
06/01/35	4.750%	7,500,000	7,740,675
Series 2007
12/01/32	5.000%	2,000,000	2,215,560
06/01/37	5.000%	1,235,000	1,339,456
12/01/37	5.000%	3,000,000	3,279,390
Series 2009
04/01/31	5.750%	15,000,000	17,775,600
Series 2010
03/01/30	5.250%	1,000,000	1,162,080
03/01/33	6.000%	5,625,000	6,974,775
Series 2011
09/01/41	5.000%	10,000,000	11,042,800
Series 2012
04/01/35	5.250%	4,500,000	5,185,485
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	6,001,714
Series 2012
02/01/38	5.000%	5,135,000	5,708,888
Various Purpose
Series 2008
04/01/38	5.000%	3,000,000	3,300,990
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,103

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	$3,620,000	$4,004,987
Total			121,256,788

COLORADO 2.7%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	790,000	680,901
12/01/26	5.000%	395,000	308,542
Colorado Health Facilities Authority
Prerefunded 06/01/14 Revenue Bonds
Evangelical Lutheran
Series 2009A
06/01/38	6.125%	2,750,000	2,998,545
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	535,415
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	11,373,194
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	737,874
12/15/37	5.500%	820,000	802,469
Total			17,436,940

DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	1,515,000	1,766,945

FLORIDA 3.2%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005
04/01/34	5.000%	5,685,000	5,932,980
Broward County School Board Prerefunded 07/01/13 Certificate of Participation Series 2003 (NPFGC)
07/01/24	5.000%	3,000,000	3,095,460

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (a)
04/01/20	0.000%	$4,360,000	$3,314,167
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/32	5.125%	105,000	123,874
Highlands County Health Facilities Authority (b)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	50,000	59,236
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	258,990
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	7,000,000	7,700,490
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	215,000	217,072
Total			20,702,269

GEORGIA 2.9%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,230,167
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	7,360,500
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	7,500,000	8,426,475
Total			19,017,142

HAWAII 0.5%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,648,245

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII (CONTINUED)
Series 2010B
07/01/30	5.625%	$280,000	$315,879
07/01/40	5.750%	370,000	417,838
Hawaii State Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012
11/15/37	5.250%	705,000	750,839
Total			3,132,801

IDAHO 0.8%
Idaho Health Facilities Authority Revenue Bonds St. Luke’s Health System Series 2012A
03/01/47	5.000%	5,000,000	5,409,100

ILLINOIS 13.5%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2011A
12/01/41	5.000%	5,000,000	5,377,500
Series 2012A
12/01/42	5.000%	5,500,000	5,976,300
City of Chicago O’Hare International Airport Revenue Bonds Third Lien Series 2011A
01/01/39	5.750%	1,820,000	2,148,273
City of Chicago Waterworks Refunding Revenue Bonds Series 2012
11/01/31	5.000%	2,000,000	2,339,600
City of Chicago Revenue Bonds Asphalt Operating Services- Recovery Zone Facility Series 2010
12/01/18	6.125%	935,000	1,002,956
Illinois Finance Authority
Prerefunded 07/01/13 Revenue Bonds
University of Chicago
Series 2003A
07/01/25	5.250%	6,770,000	6,994,358
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,816,971
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,513,240
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,170,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Rush University Medical Center
Series 2009C
11/01/39	6.625%	$2,150,000	$2,651,681
Sherman Health System
Series 2007A
08/01/37	5.500%	7,700,000	8,431,577
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	12,754,079
Illinois Finance Authority (a)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	11,922,276
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Project
Series 2012B
12/15/28	5.000%	5,000,000	5,871,350
Metropolitan Pier & Exposition Authority (a)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,565,788
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,936,000
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/34	5.000%	2,000,000	2,183,460
Series 2012A
01/01/21	4.000%	5,000,000	5,431,350
Total			88,086,999
INDIANA 1.0%
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,110,390
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,160,670
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	2,000,000	2,296,520
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	1,050,000	1,145,771

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (c)
09/01/37	5.700%	$1,050,000	$1,085,595
Total			6,798,946
IOWA 0.9%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,467,534
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/27	5.000%	1,000,000	992,690
09/01/32	5.500%	1,500,000	1,506,660
09/01/43	5.750%	830,000	825,178
Total			5,792,062
KENTUCKY 3.2%
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07/15/31	6.000%	1,700,000	1,804,108
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	1,700,000	2,019,260
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,165,290
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,700,000	3,981,274
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	890,744
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,528,347
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	6,000,000	7,507,140
Total			20,896,163

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	$1,750,000	$2,039,205
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	5,193,170
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (b)
12/01/40	4.000%	1,600,000	1,756,144
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05/15/30	5.500%	4,305,000	4,412,539
05/15/39	5.875%	6,540,000	6,703,369
Total			20,104,427
MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	438,896
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01/01/33	5.750%	875,000	954,739
Total			1,393,635
MASSACHUSETTS 2.0%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	1,500,000	1,898,295
01/01/28	5.500%	1,500,000	1,899,465
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05/15/59	6.000%	675,000	852,424
Broad Institute
Series 2011A
04/01/37	5.250%	5,000,000	5,664,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Series 2007E
07/15/37	5.000%	$2,200,000	$2,223,716
Massachusetts Water Pollution Abatement Trust (The) Unrefunded Revenue Bonds Pool Program Series 2004-10
08/01/34	5.000%	570,000	607,301
Total			13,145,351
MICHIGAN 0.6%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,841,933
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	1,600,000	1,798,096
Total			3,640,029
MINNESOTA 5.5%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,123,580
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/22	5.000%	2,605,000	2,781,332
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,207,610
11/15/32	6.750%	1,000,000	1,205,090
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,363,550
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,666,334

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	$800,000	$907,136
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	1,650,762	1,750,452
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,602,890
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,119,690
03/01/40	6.500%	700,000	784,252
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,275,854
05/15/36	5.250%	2,180,000	2,288,956
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	5,276,050
Tobacco Securitization Authority
Refunding Revenue Bonds
Tobacco Settlement
Series 2011B
03/01/26	5.250%	3,150,000	3,565,044
03/01/31	5.250%	1,000,000	1,113,820
Total			36,031,640
MISSISSIPPI 0.4%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,250,000	1,361,237
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	1,095,000	1,153,090
Total			2,514,327
MISSOURI 3.5%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,288,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	$945,000	$1,020,080
City of St Louis Airport Revenue Bonds Lambert-St. Louis International Series 2009A-1
07/01/34	6.625%	5,000,000	5,905,300
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,591,480
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	538,810
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,143,040
Missouri State Health & Educational Facilities Authority Revenue Bonds Lutheran Senior Services Series 2011
02/01/41	6.000%	650,000	733,233
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,202,712
09/01/42	5.000%	2,000,000	2,104,620
Total			22,528,025
NEBRASKA 1.2%
Douglas County Hospital Authority No. 2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08/15/31	6.125%	2,250,000	2,534,602
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	986,003
Elkhorn School District Prerefunded 01/12/14 Unlimited General Obligation Bonds Elkhorn Public Schools Series 2009
06/15/28	6.000%	500,000	534,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA (CONTINUED)
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	$3,500,000	$3,907,505
Total			7,962,250

NEVADA 1.1%
City of Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	1,000,000	1,078,060
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,721,197
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	1,000,000	1,130,180
Total			6,929,437

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project - Provident Series 2010
06/01/31	5.750%	1,500,000	1,692,150

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	2,165,000	2,570,786

NEW YORK 5.3%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,755,660
City of New York Unlimited General Obligation Bonds Subordinated Series 2006J-1
06/01/25	5.000%	1,500,000	1,706,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A
02/15/47	5.750%	$6,000,000	$7,084,080
Metropolitan Transportation Authority Revenue Bonds Series 2006A
11/15/22	5.000%	2,500,000	2,851,500
Series 2009B
11/15/34	5.000%	500,000	565,055
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	1,035,260
New York State Dormitory Authority Personal Income Tax Revenue Bonds Education Series 2006C
12/15/31	5.000%	4,250,000	4,842,620
Revenue Bonds
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,412,340
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B
01/01/29	4.750%	1,500,000	1,658,025
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,834,950
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	773,155
Total			34,518,655

NORTH CAROLINA 0.3%
City of Charlotte Certificate of Participation Governmental Facilities Projects Series 2003G
06/01/28	5.000%	1,750,000	1,791,405

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA 0.2%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/25	5.125%	$1,500,000	$1,561,095

OHIO 1.8%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	1,535,000	1,709,729
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,070,127
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,513,050
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A
01/15/39	6.750%	2,300,000	2,618,642
Total			11,911,548

OREGON 0.6%
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,734,750
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2003A
07/01/24	4.800%	2,335,000	2,338,993
Total			4,073,743

PENNSYLVANIA 1.9%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (a)
10/01/17	0.000%	5,115,000	4,794,596

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Montgomery County Industrial Development Authority Refunding Revenue Bonds ACTS Retirement Communities Series 2006B
11/15/22	5.000%	$2,500,000	$2,666,650
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,081,630
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010
07/01/43	6.000%	750,000	847,628
Pennsylvania Higher Educational Facilties Authority Revenue Bonds Shippensburg University Series 2011
10/01/31	6.000%	2,000,000	2,224,480
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	814,051
Total			12,429,035

PUERTO RICO —%
Puerto Rico Public Buildings Authority Prerefunded 07/01/14 Revenue Bonds Government Facilities Series 2004I (d)
07/01/33	5.250%	20,000	21,592

RHODE ISLAND 0.8%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	2,000,000	2,071,360
04/01/33	4.850%	2,985,000	3,069,834
Total			5,141,194

SOUTH CAROLINA 0.6%
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/30	5.250%	2,500,000	2,762,275

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	$1,000,000	$1,293,400
Total			4,055,675

TEXAS 3.9%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	208,739
07/01/45	6.200%	1,100,000	1,236,719
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	607,629
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2011
01/01/41	6.000%	5,580,000	6,507,117
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,240,980
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	1,750,000	1,921,027
Series 2012
08/15/32	5.000%	580,000	625,101
08/15/42	5.000%	400,000	421,468
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Joint Series 2011C
11/01/26	5.000%	3,000,000	3,487,620
Harris County Health Facilities Development Corp. Refunding Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,760,846
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	500,000	625,395

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	$800,000	$929,896
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Stayton at Museum Way Series 2009A
11/15/44	8.250%	3,000,000	3,375,510
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	552,290
Total			25,500,337

VIRGINIA 0.3%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A (e)
07/15/47	5.000%	655,000	707,891
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	1,160,000	1,255,723
Total			1,963,614

WASHINGTON 5.4%
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07/01/22	5.000%	2,900,000	3,393,841
Energy Northwest (a)
Refunding Revenue Bonds
Capital Appreciation
Series 1989B (NPFGC)
07/01/13	0.000%	10,360,000	10,334,514
Washington Health Care Facilities Authority
Revenue Bonds
Catholic Health
Series 2011A
02/01/41	5.000%	6,000,000	6,630,720
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,344,730
Swedish Health Services
Series 2009A
11/15/33	6.500%	2,930,000	3,290,654

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	$1,050,000	$1,142,914
Washington State Housing Finance Commission Refunding Revenue Bonds Skyline At First Hill Project Series 2012
01/01/19	7.000%	1,680,000	1,847,849
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	5,423,055
Total			35,408,277
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A (b)
12/01/38	5.375%	900,000	993,879
WISCONSIN 5.0%
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,585,570
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,563,730
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,598,646
Marshfield Clinic
Series 2012B
02/15/32	5.000%	2,000,000	2,192,820
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,932,100
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,565,000	1,744,975
Prohealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	6,207,731
Riverview Hospital Association
Series 2008
04/01/38	5.750%	6,000,000	6,580,020
Watertown Regional Medical Center
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
09/01/42	5.000%	$2,270,000	$2,368,427
Total			32,774,019
WYOMING 0.3%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,116,470
Wyoming Municipal Power Agency, Inc. Revenue Bonds Series 2009A
01/01/36	5.000%	700,000	763,021
Total			1,879,491
Total Municipal Bonds (Cost: $546,647,121)			$619,899,817

Municipal Bonds Held in Trust 1.5%
MASSACHUSETTS 0.8%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(c)(f)
11/15/36	5.500%	4,000,000	4,843,920
NORTH CAROLINA 0.7%
North Carolina Capital Facilities Finance Agency Revenue Bonds Duke University Project Series 2009B (b)(c)(f)
10/01/38	5.000%	4,000,000	4,677,320
Total Municipal Bonds Held in Trust (Cost: $8,425,521)			$9,521,240

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 1.7%
IOWA 0.5%
Iowa Finance Authority Revenue Bonds Drake University Project VRDN Series 2008 (Wells Fargo Bank) (b)(g)
04/01/31	0.220%	$3,000,000	$3,000,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
MISSOURI 0.1%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank) (b)(g)
12/01/20	0.220%	$1,000,000	$1,000,000
NEBRASKA 0.6%
Nebraska Educational Finance Authority Refunding Revenue Bonds Creighton University Projects VRDN Series 2008 (JPMorgan Chase Bank) (b)(g)
07/01/35	0.210%	4,000,000	4,000,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
NEW YORK 0.5%
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005A-3 (U.S. Bank) (b)(g)
11/01/35	0.200%	$3,000,000	$3,000,000
Total Floating Rate Notes (Cost: $11,000,000)			$11,000,000

		Shares	Value

Money Market Funds 1.5%
JPMorgan Tax Free Money Market Fund, 0.000% (h)		10,086,851	$10,086,851
Total Money Market Funds (Cost: $10,086,851)			$10,086,851
Total Investments
(Cost: $576,159,493) (i)			$650,507,908(j)
Other Assets & Liabilities, Net			1,429,492
Total Net Assets			$651,937,400

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $10,606,835 or 1.63% of net assets.

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $21,592 or less than 0.01% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties, which are included as a liability in the Fund’s Statement of Assets and Liabilities. The liability approximates fair value. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(i)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $576,159,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$74,567,000
Unrealized Depreciation	(218,000)
Net Unrealized Appreciation	$74,349,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation

FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant	Total ($)
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)
Bonds
Municipal Bonds	—	619,899,817	—	619,899,817
Municipal Bonds Held in Trust	—	9,521,240	—	9,521,240
Total Bonds	—	629,421,057	—	629,421,057
Short-Term Securities
Floating Rate Notes	—	11,000,000	—	11,000,000
Total Short-Term Securities	—	11,000,000	—	11,000,000
Other
Money Market Funds	10,086,851	—	—	10,086,851
Total Other	10,086,851	—	—	10,086,851
Total	10,086,851	640,421,057	—	650,507,908

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Floating Rate Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 82.0%
Aerospace & Defense 0.6%
TransDigm, Inc.
Tranche B2 Term Loan (a)(b)
02/14/17	4.000%	$3,258,400	$3,270,032

Airlines 1.6%
Delta Air Lines, Inc. (a)(b)
Term Loan
04/20/17	5.500%	1,979,950	1,977,970
Tranche B1 Term Loan
09/28/18	5.250%	1,600,000	1,590,000
Tranche B2 Term Loan
03/28/16	4.250%	2,075,000	2,060,081
U.S. Airways Group, Inc.
Term Loan (a)(b)
03/21/14	2.711%	2,487,958	2,428,247
United Air Lines, Inc.
Tranche B Term Loan (a)(b)
02/01/14	2.250%	759,340	749,218
Total			8,805,516

Automotive 2.7%
Allison Transmission, Inc.
Tranche B1 Term Loan (a)(b)
08/07/14	2.720%	489,143	489,510
Chrysler Group LLC
Tranche B Term Loan (a)(b)
05/24/17	6.000%	3,241,525	3,308,592
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.148%	1,512,490	1,415,433
Tranche C Term Loan
12/28/15	2.148%	771,678	722,160
GPX International Tire Corp. (a)(b)(c)(d)
PIK Term Loan
03/30/12	0.000%	4,480	—
GPX International Tire Corp. (a)(b)(c)(d)(e)(f)(g)
Tranche B Term Loan
03/30/12	0.000%	274,379	—
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan (a)(b)
04/30/19	4.750%	2,200,000	2,212,650
Navistar, Inc.
Tranche B Term Loan (a)(b)
08/17/17	7.000%	2,300,000	2,305,750
Schaeffler AG
Tranche C2 Term Loan (a)(b)
01/27/17	6.000%	2,575,000	2,600,338
Veyance Technologies, Inc. (a)(b)
Delayed Draw Term Loan
07/31/14	2.470%	142,875	141,625
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
07/31/14	2.470%	$997,500	$988,772
Total			14,184,830

Brokerage 0.5%

Nuveen Investments, Inc. (a)(b)
1st Lien Term Loan
05/13/17	5.841%	461,160	459,431
05/13/17	5.846%	538,840	537,999
05/13/17	7.250%	100,000	100,688
2nd Lien Term Loan
02/28/19	8.250%	1,375,000	1,395,625
Total			2,493,743

Building Materials 1.7%
Armstrong World Industries, Inc.
Tranche B1 Term Loan (a)(b)
03/10/18	4.000%	1,503,317	1,509,766
Custom Building Products, Inc.
Term Loan (a)(b)
03/19/15	5.750%	535,932	535,262
Goodman Global, Inc. (a)(b)
1st Lien Term Loan
10/28/16	5.750%	475,867	475,758
2nd Lien Term Loan
10/30/17	9.000%	540,909	546,859
Potters Holdings II LP (a)(b)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	987,500	989,969
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	775,000	779,518
Roofing Supply Group LLC (a)(b)
Term Loan
05/31/19	5.000%	1,567,125	1,571,043
Roofing Supply Group LLC (a)(b)(h)
Term Loan
05/31/19	5.000%	925,000	927,313
Wilsonart LLC
Term Loan (a)(b)
10/03/19	5.500%	1,525,000	1,529,285
Total			8,864,773

Chemicals 3.8%
AZ Chem U.S., Inc.
Term Loan (a)(b)
12/22/17	7.250%	531,409	537,388
Ashland, Inc.
Tranche B Term Loan (a)(b)
08/23/18	3.750%	2,090,500	2,102,520
Cristal Inorganic Chemicals U.S., Inc. (a)(b)
1st Lien Term Loan
05/15/14	2.612%	418,140	417,467

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
2nd Lien Term Loan
11/15/14	6.112%	$1,100,000	$1,096,788
Emerald Performance Materials LLC
1st Lien Term Loan (a)(b)
05/18/18	6.750%	847,875	854,234
Huntsman International LLC (a)(b)
Tranche B Term Loan
04/19/17	2.795%	270,112	269,607
Tranche B2 Term Loan
04/19/17	3.010%	100,078	99,891
Tranche C Term Loan
06/30/16	2.505%	1,527,597	1,523,014
Ineos U.S. Finance LLC
Term Loan (a)(b)
05/04/18	6.500%	1,666,625	1,688,491
Momentive Performance Materials
Tranche B3 Term Loan (a)(b)
05/05/15	3.750%	621,875	617,056
Momentive Specialty Chemicals, Inc. (a)(b)
Tranche C1B Term Loan
05/05/15	4.000%	1,725,218	1,712,278
Tranche C2B Term Loan
05/05/15	4.125%	767,207	761,453
Nexeo Solutions LLC
Term Loan (a)(b)
09/08/17	5.000%	719,521	706,030
PQ Corp.
1st Lien Term Loan (a)(b)
07/30/14	3.962%	1,567,392	1,561,906
Trinseo Materials Operating SCA
Term Loan (a)(b)
08/02/17	8.000%	2,389,500	2,278,986
Tronox Pigments B.V. (a)(b)
Delayed Draw Term Loan
02/08/18	4.250%	229,781	230,962
Term Loan
02/08/18	4.250%	842,531	846,862
Univar, Inc.
Tranche B Term Loan (a)(b)
06/30/17	5.000%	2,890,242	2,855,761
Total			20,160,694

Construction Machinery 0.9%
Douglas Dynamics LLC
Term Loan (a)(b)
04/18/18	5.750%	3,577,120	3,535,375
Manitowoc Co., Inc. (The)
Tranche B Term Loan (a)(b)
11/13/17	4.250%	1,493,373	1,504,574
Total			5,039,949

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services 3.0%
Acosta, Inc.
Tranche D Term Loan (a)(b)
03/02/18	5.000%	$1,854,276	$1,868,758
Insight Global
1st Lien Term Loan (a)(b)
10/31/19	6.000%	1,200,000	1,194,000
KAR Auction Services, Inc.
Term Loan (a)(b)
05/19/17	5.000%	764,544	767,984
Live Nation Entertainment, Inc.
Tranche B Term Loan (a)(b)
11/07/16	4.500%	2,004,887	2,013,669
Sabre, Inc.
Term Loan (a)(b)
09/30/17	5.962%	5,085,385	5,066,315
ServiceMaster Co. (The) (a)(b)
Letter of Credit
07/24/14	0.250%	2,075,000	2,038,687
Tranche B Term Loan
01/31/17	4.460%	1,440,933	1,446,077
West Corp.
Tranche B6 Term Loan (a)(b)
06/30/18	5.750%	1,645,875	1,668,506
Total			16,063,996

Consumer Products 2.5%
Affinion Group, Inc.
Tranche B Term Loan (a)(b)
07/16/15	5.000%	2,211,205	2,079,926
Fender Musical Instruments Corp. (a)(b)
Delayed Draw Term Loan
06/09/14	2.470%	659,223	655,518
Term Loan
06/09/14	2.470%	1,304,622	1,297,290
Jarden Corp.
Tranche B Term Loan (a)(b)
03/31/18	3.212%	1,259,919	1,261,847
NBTY, Inc.
Tranche B1 Term Loan (a)(b)
10/01/17	4.250%	2,390,464	2,401,293
Serta Simmons Holdings LLC
Term Loan (a)(b)
10/01/19	5.000%	1,275,000	1,273,636
Visant Corp.
Tranche B Term Loan (a)(b)
12/22/16	5.250%	4,766,025	4,555,509
Total			13,525,019

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing 2.4%
Colfax Corp.
Tranche B Term Loan (a)(b)
01/11/19	4.500%	$1,116,563	$1,125,986
Generac Power System, Inc.
Term Loan (a)(b)
05/30/18	6.250%	1,846,563	1,883,494
IMG Worldwide, Inc.
Tranche B Term Loan (a)(b)
06/16/16	5.500%	3,678,437	3,673,839
MRC Global
Tranche B Term Loan (a)(b)(h)
10/15/19	6.250%	1,425,000	1,421,438
Rexnord LLC/RBS Global, Inc.
Tranche B Term Loan (a)(b)
04/01/18	4.500%	3,050,000	3,067,781
Tomkins LLC/Inc.
Tranche B1 Term Loan (a)(b)
09/29/16	4.250%	1,605,778	1,611,399
Total			12,783,937

Electric 3.2%
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.500%	960,375	961,671
04/01/18	4.500%	1,456,563	1,458,529
Dynegy Power LLC
Term Loan (a)(b)(h)
08/05/16	9.250%	3,000,000	3,120,000
Equipower Resources Holdings LLC (a)(b)
Tranche B 1st Lien Term Loan
12/21/18	6.500%	325,000	326,355
12/21/18	6.500%	897,750	901,494
Essential Power LLC
Term Loan (a)(b)
08/08/19	5.500%	1,650,000	1,650,000
FREIF North American Power I LLC (a)(b)
Tranche B Term Loan
03/29/19	6.000%	752,319	757,962
Tranche C Term Loan
03/29/19	6.000%	118,827	119,718
GenOn Energy/Americas, Inc.
Term Loan (a)(b)
12/04/17	6.500%	857,500	863,400
LSP Madison Funding LLC
Term Loan (a)(b)
06/28/19	5.500%	947,625	954,732
NRG Energy, Inc.
Term Loan (a)(b)
07/01/18	4.000%	1,604,687	1,613,048
TPF Generation Holdings LLC (a)(b)
1st Lien Synthetic Letter of Credit

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
12/15/13	2.362%	$71,059	$70,792
2nd Lien Term Loan
12/15/14	4.612%	2,065,518	2,050,027
Texas Competitive Electric Holdings Co. LLC
Term Loan (a)(b)
10/10/14	3.749%	3,497,531	2,372,480
Total			17,220,208

Entertainment 2.8%
24 Hour Fitness Worldwide, Inc.
Tranche B Term Loan (a)(b)
04/22/16	7.500%	1,906,125	1,915,065
AMC Entertainment, Inc. (a)(b)
Tranche B2 Term Loan
12/15/16	4.250%	973,890	979,451
Tranche B3 Term Loan
02/22/18	4.750%	1,364,688	1,376,629
Alpha Topco Ltd.
Tranche B-2 Term Loan (a)(b)
04/27/16	6.000%	3,532,250	3,553,832
Cedar Fair LP
Tranche 1 Term Loan (a)(b)
12/15/17	4.000%	1,965,047	1,977,328
Cinemark U.S.A., Inc.
Term Loan (a)(b)
04/30/16	3.471%	552,533	555,848
Six Flags Theme Parks, Inc.
Tranche B Term Loan (a)(b)
12/20/18	4.250%	1,125,000	1,130,827
Zuffa LLC (a)(b)
Term Loan
06/19/15	2.250%	1,336,825	1,313,431
06/19/15	7.500%	2,294,684	2,301,132
Total			15,103,543

Environmental 1.2%
ADS Waste Holdings, Inc.
Term Loan (a)(b)
10/09/19	5.250%	1,075,000	1,084,675
EnviroSolutions Real Property Holdings, Inc.
2nd Lien Term Loan (a)(b)
07/29/14	8.000%	3,720,218	3,689,229
Synagro Technologies, Inc.
1st Lien Term Loan (a)(b)
04/02/14	2.400%	974,564	841,370
WCA Waste Corp.
Term Loan (a)(b)
03/23/18	5.500%	671,625	674,144
Total			6,289,418

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage 3.9%
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	$1,750,000	$1,760,500
Aramark Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.464%	66,004	66,136
Tranche C Term Loan
07/26/16	3.567%	819,333	820,972
Dean Foods Co. Tranche A Term Loan (a)(b)
04/02/14	3.711%	1,047,437	1,042,985
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.500%	1,701,798	1,699,143
Dole Food Co., Inc. Tranche B2 Term Loan (a)(b)
07/08/18	5.036%	924,886	927,088
Earthbound Holdings III LLC Term Loan (a)(b)
12/21/16	5.750%	2,475,885	2,478,980
Michael Foods Group, Inc. Tranche B Term Loan (a)(b)
02/25/18	4.250%	1,109,438	1,113,321
Pinnacle Foods Finance LLC (a)(b)
Term Loan
10/02/16	3.714%	940,362	943,305
Tranche F Term Loan
10/17/18	4.750%	99,750	99,843
Solvest Ltd. Tranche C2 Term Loan (a)(b)
07/08/18	5.021%	1,655,063	1,659,002
U.S. Foods, Inc. (a)(b)
Term Loan
07/03/14	2.710%	1,924,449	1,898,527
03/31/17	5.750%	1,989,501	1,953,849
Windsor Quality Food Co. Ltd. Tranche B Term Loan (a)(b)(e)
02/16/17	5.000%	4,426,800	4,382,532
Total			20,846,183
Gaming 5.0%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.500%	845,750	852,795
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B1 Term Loan
01/28/15	3.211%	1,000,000	969,580
Tranche B2 Term Loan
01/28/15	3.211%	3,000,000	2,908,740
Tranche B4 Term Loan
10/31/16	9.500%	1,966,875	2,010,638

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Caesars Octavius LLC Tranche B Term Loan (a)(b)
04/25/17	9.250%	$4,775,000	$4,870,500
Cannery Casino Resorts LLC (a)(b)
1st Lien Term Loan
10/02/18	6.000%	1,100,000	1,103,443
2nd Lien Term Loan
10/02/19	10.000%	1,150,000	1,119,330
Golden Nugget, Inc. 2nd Lien Term Loan (a)(b)
11/02/14	3.520%	2,025,000	1,789,594
Isle of Capri Casinos, Inc. Term Loan (a)(b)
03/25/17	4.750%	1,674,500	1,686,456
Las Vegas Sands LLC (a)(b)
Tranche B Term Loan
05/23/14	1.720%	2,660,033	2,654,766
11/23/16	2.720%	754,637	752,750
Tranche I Delayed Draw Term Loan
05/23/14	1.720%	93,929	93,743
11/23/16	2.720%	179,523	179,074
Pinnacle Entertainment, Inc. Tranche A Term Loan (a)(b)
03/19/19	4.000%	2,114,375	2,124,947
ROC Finance LLC (a)(b)
Tranche B Term Loan
08/19/17	8.500%	1,166,667	1,192,917
ROC Finance LLC (a)(b)(i)
Tranche B Delayed Draw Term Loan
08/19/17	2.250%	83,333	85,208
08/19/17	2.250%	50,000	51,125
Stockbridge/SBE Holdings Tranche B Term Loan (a)(b)
05/02/17	13.000%	1,075,000	1,069,625
Twin River Worldwide Holdings, Inc. Term Loan (a)(b)
11/05/15	8.500%	1,308,117	1,314,108
Total			26,829,339
Gas Pipelines 0.1%
Energy Transfer Equity LP Term Loan (a)(b)
03/24/17	3.750%	725,000	721,919
Health Care 5.3%
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.750%	2,012,231	2,025,170
Ardent Medical Services, Inc. Term Loan (a)(b)
09/15/15	6.500%	1,759,785	1,766,384

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Bausch & Lomb, Inc. (a)(b)
Delayed Draw Term Loan
09/30/15	4.750%	$800,000	$806,664
Term Loan
05/17/19	5.250%	1,571,063	1,587,339
Community Health Systems, Inc. (a)(b)
Term Loan
07/25/14	2.617%	32,119	32,249
01/25/17	3.921%	2,507,620	2,516,998
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	5.000%	2,734,609	2,744,863
DJO Finance LLC Tranche B2 Term Loan (a)(b)
11/01/16	5.212%	481,755	481,856
DaVita, Inc. (a)(b)
Tranche B Term Loan
10/20/16	4.500%	385,594	387,615
10/20/16	4.500%	2,225,000	2,225,000
HCA, Inc. (a)(b)
Tranche A1 Term Loan
11/16/12	1.462%	716,728	716,594
Tranche B3 Term Loan
05/01/18	3.462%	3,298,659	3,300,144
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
11/16/18	4.500%	1,017,313	1,025,492
IASIS Healthcare LLC Tranche B Term Loan (a)(b)
05/03/18	5.000%	1,042,065	1,043,368
Onex Carestream Finance LP Term Loan (a)(b)
02/25/17	5.000%	2,429,325	2,399,469
Quintiles Transnational Corp. Tranche B Term Loan (a)(b)
06/08/18	5.000%	3,283,437	3,285,506
Select Medical Corp. Tranche B Term Loan (a)(b)
06/01/18	5.502%	1,197,000	1,202,985
Skilled Healthcare Group, Inc. Term Loan (a)(b)
04/09/16	6.750%	503,879	502,937
Vanguard Health Holding Co. II LLC Term Loan (a)(b)
01/29/16	5.000%	536,404	538,919
Total			28,589,552
Home Construction —%
Las Vegas Land Holdings LLC Term Loan (a)(b)
03/31/16	2.362%	45,770	38,218

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy 0.9%
MEG Energy Corp. Term Loan (a)(b)
03/18/18	4.000%	$1,039,500	$1,042,390
Plains Exploration & Production Co. Tranche B Term Loan (a)(b)(h)
10/15/19	4.000%	3,775,000	3,789,836
Total			4,832,226
Integrated Energy 0.4%
Gibson Energy ULC Tranche B Term Loan (a)(b)(h)
06/15/18	4.750%	2,000,000	2,020,000
Media Cable 1.6%
Cequel Communications LLC Term Loan (a)(b)
02/14/19	4.000%	1,567,125	1,567,407
Charter Communications Operating LLC Tranche C Term Loan (a)(b)
09/06/16	3.470%	801,909	804,804
MCC Iowa LLC (a)(b)
Tranche F Term Loan
10/23/17	4.500%	2,716,369	2,698,251
Tranche G Term Loan
01/20/20	4.000%	800,000	796,000
Revolution Studios Distribution Co. LLC (a)(b)(e)
2nd Lien Term Loan
06/21/15	7.220%	825,000	577,500
Tranche B Term Loan
12/21/14	3.970%	940,951	785,694
San Juan Cable LLC Tranche B 1st Lien Term Loan (a)(b)
06/09/17	6.000%	913,438	911,154
UPC Financing Partnership Tranche T Term Loan (a)(b)
12/30/16	3.712%	492,146	489,685
Total			8,630,495
Media Non-Cable 10.2%
AMC Networks, Inc. Tranche B Term Loan (a)(b)
12/31/18	4.000%	1,110,938	1,112,326
Advanstar Communications, Inc. 1st Lien Term Loan (a)(b)
06/02/14	2.620%	918,642	728,024

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	2.470%	$2,198,941	$2,092,842
Clear Channel Communications, Inc. (a)(b)
Tranche A Term Loan
07/30/14	3.612%	2,897,715	2,805,596
Clear Channel Communications, Inc. (a)(b)(d)
Tranche B Term Loan
01/29/16	3.862%	4,340,222	3,458,506
Cumulus Media Holdings, Inc. (a)(b)
1st Lien Term Loan
09/17/18	5.750%	3,074,264	3,094,247
2nd Lien Term Loan
09/16/19	7.500%	3,925,000	3,969,156
Emmis Operating Co. Tranche B Term Loan (a)(b)
11/01/13	4.362%	621,569	613,284
Encompass Digital Media, Inc. Tranche B Term Loan (a)(b)
08/10/17	8.000%	3,532,250	3,549,911
F & W Media, Inc. Term Loan (a)(b)
06/09/14	7.750%	910,751	842,445
GateHouse Media Operating, Inc. (a)(b)
Delayed Draw Term Loan
08/28/14	0.000%	655,531	226,158
Term Loan
08/28/14	0.000%	1,756,823	606,104
08/28/14	0.000%	1,944,652	670,905
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	2,300,000	2,304,784
Granite Broadcasting Tranche B 1st Lien Term Loan (a)(b)
05/23/18	8.500%	1,995,000	1,985,025
Gray Television, Inc. Term Loan (a)(b)(h)
10/12/19	4.750%	1,850,000	1,851,980
Hubbard Radio LLC (a)(b)
1st Lien Term Loan
04/28/17	5.250%	789,160	791,133
2nd Lien Term Loan
04/30/18	8.750%	1,000,000	1,015,000
Intelsat Jackson Holdings SA (a)(b)
Term Loan
02/01/14	2.711%	3,225,000	3,184,688
02/01/14	3.214%	1,570,408	1,550,778
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	5.000%	669,938	674,962

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Lodgenet Interactive Corp. Term Loan (a)(b)
04/04/14	8.500%	$414,480	$331,584
MediaNews Group, Inc. Term Loan (a)(b)
03/19/14	8.500%	95,669	92,799
NextMedia Operating, Inc. Term Loan (a)(b)
05/27/16	8.250%	2,548,276	2,502,407
Nielsen Finance LLC Tranche B Term Loan (a)(b)
05/02/16	3.969%	1,269,861	1,275,335
Penton Media, Inc. 1st Lien Term Loan (a)(b)
08/01/14	5.000%	533,891	441,463
R.H. Donnelly, Inc. Term Loan (a)(b)
10/24/14	9.000%	412,277	258,704
Radio One, Inc. Term Loan (a)(b)
03/31/16	7.500%	4,752,247	4,748,303
SuperMedia, Inc. Term Loan (a)(b)
12/31/15	11.000%	176,584	113,847
Tribune Co. (a)(b)(f)(g)
Tranche B Term Loan
06/04/14	0.000%	587,263	445,956
Tribune Co. (a)(b)(f)(h)
Tranche B Term Loan
06/04/14	0.000%	2,000,000	1,518,760
Univision Communications, Inc. (a)(b)
1st Lien Term Loan
03/31/17	4.462%	3,225,127	3,150,562
Term Loan
09/29/14	2.212%	686,455	683,558
Van Wagner Communications LLC Term Loan (a)(b)
08/03/18	8.250%	1,400,000	1,415,750
Yell Group PLC Tranche B1 Term Loan (a)(b)
07/31/14	4.459%	1,193,301	204,997
Total			54,311,879
Metals 0.9%
Essar Steel Algoma, Inc. Term Loan (a)(b)
09/20/14	8.750%	1,100,000	1,108,250
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
10/18/17	5.250%	1,775,000	1,765,238

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
Novelis, Inc. Tranche B2 Term Loan (a)(b)
03/10/17	4.000%	$1,856,250	$1,858,106
Total			4,731,594

Non-Captive Consumer 0.4%
Springleaf Financial Funding Co. Term Loan (a)(b)
05/10/17	5.500%	2,100,000	2,070,075

Non-Captive Diversified 0.5%
Istar Financial, Inc. Term Loan (a)(b)(h)
10/15/17	5.750%	2,675,000	2,668,312

Other Financial Institutions 0.2%
Alix Partners LLP Tranche B2 1st Lien Term Loan (a)(b)
06/28/19	6.500%	1,321,688	1,336,213

Other Industry 1.6%
ATI Acquisition Co. (a)(b)(e)(f)(g)
Term Loan
12/30/15	0.000%	586,404	17,592
Tranche B Term Loan
12/30/14	0.000%	888,433	44,422
Harland Clarke Holdings Corp. Tranche B1 Term Loan (a)(b)
06/30/14	2.712%	2,418,828	2,306,957
On Assignment, Inc. Tranche B Term Loan (a)(b)
05/15/19	5.000%	938,191	940,536
Sensus U.S.A., Inc. 2nd Lien Term Loan (a)(b)
05/09/18	8.500%	2,925,000	2,925,000
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	2,175,000	2,199,469
Total			8,433,976

Packaging 1.3%
BWAY Holding Co. (a)(b)
Tranche B Term Loan
02/23/18	5.250%	1,875,000	1,879,688
02/23/18	5.250%	711,608	712,497
Berry Plastics Holding Corp. Tranche C Term Loan (a)(b)
04/03/15	2.212%	1,419,948	1,408,702

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
ICL Industrial Containers ULC Tranche C Term Loan (a)(b)
02/23/18	5.250%	$79,760	$79,859
Reynolds Group Holdings, Inc. Term Loan (a)(b)
09/28/18	4.750%	2,688,645	2,696,362
Total			6,777,108

Paper 0.3%
NewPage Corp. Debtor In Possession Term Loan (a)(b)(j)
03/08/13	8.000%	1,450,000	1,452,422

Pharmaceuticals 2.3%
Catalent Pharma Solutions, Inc. Tranche 1 Term Loan (a)(b)
09/15/16	4.212%	1,359,373	1,363,900
Endo Pharmaceuticals Holdings, Inc. Tranche A Term Loan (a)(b)
06/17/16	2.250%	2,548,125	2,544,405
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	4.500%	3,073,126	3,098,356
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	6.250%	769,188	778,995
RPI Finance Trust Term Loan (a)(b)
05/09/18	3.500%	3,163,410	3,158,791
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan (a)(b)
02/13/19	4.250%	1,444,250	1,448,539
Total			12,392,986

Property & Casualty 0.7%
Asurion LLC 2nd Lien Term Loan (a)(b)
05/24/19	9.000%	2,006,369	2,071,937
HUB International Ltd. Term Loan (a)(b)
06/13/17	4.712%	870,626	872,532
USI Holdings Corp. Tranche B Term Loan (a)(b)
05/05/14	2.720%	981,865	976,220
Total			3,920,689

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Refining 0.3%
Alon U.S.A. Energy, Inc. (a)(b)
Term Loan
08/05/13	4.500%	$156,250	$155,208
08/05/13	4.500%	1,250,000	1,241,662
Total			1,396,870

Restaurants 0.5%
Buffets, Inc. 1st Lien Letter of Credit (a)(b)(f)(g)
04/22/15	0.000%	127,503	58,332
OSI Restaurant Partners LLC (a)(b)
Term Loan
06/14/13	0.065%	77,306	77,577
06/14/14	2.500%	771,224	773,924
Tranche B Term Loan
10/31/19	3.814%	1,725,000	1,731,831
Total			2,641,664

Retailers 7.3%
Academy Ltd. Term Loan (a)(b)
08/03/18	6.000%	1,612,813	1,612,554
BJ Wholesale Club, Inc. Term Loan (a)(b)
09/26/19	5.750%	4,175,000	4,214,412
Bass Pro Group LLC Term Loan (a)(b)
06/13/17	5.250%	3,582,967	3,616,575
Blue Buffalo Co., Ltd. Term Loan (a)(b)
08/08/19	6.500%	850,000	851,598
Dollar General Corp. Tranche C Term Loan (a)(b)
07/06/17	2.962%	853,696	856,760
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	0.000%	4,047,001	4,050,361
J. Crew Group, Inc. Term Loan (a)(b)
03/07/18	4.750%	987,500	987,747
Jo-Ann Stores, Inc. Term Loan (a)(b)
03/16/18	4.750%	1,447,929	1,445,858
Michaels Stores, Inc. (a)(b)
Tranche B2 Term Loan
07/31/16	4.912%	1,425,366	1,436,056
Tranche B3 Term Loan
07/31/16	4.912%	1,822,634	1,836,304

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.750%	$1,389,909	$1,392,050
Orchard Supply Hardware LLC Tranche B1 Term Loan (a)(b)
12/21/13	5.000%	1,435,508	1,119,696
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	5.750%	1,200,000	1,213,500
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	5.750%	1,300,000	1,311,050
Pep Boys Term Loan (a)(b)(h)
10/11/18	5.000%	1,475,000	1,482,375
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.500%	6,075,101	6,096,911
Rite Aid Corp. Tranche 2 Term Loan (a)(b)
06/04/14	1.970%	1,492,188	1,478,206
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	7.500%	1,984,848	1,987,330
Toys ‘R’ Us - Delaware, Inc. Term Loan (a)(b)
09/01/16	6.000%	1,994,911	1,986,433
Total			38,975,776

Technology 6.9%
Acxiom Corp. Tranche 2 Term Loan (a)(b)
03/15/15	3.313%	286,979	287,518
Aeroflex, Inc. Tranche B Term Loan (a)(b)
05/09/18	5.750%	2,377,054	2,370,374
CommScope, Inc. Tranche 1 Term Loan (a)(b)
01/14/18	4.250%	1,984,887	1,994,394
Dealer Computer Services, Inc. (a)(b)
Tranche A Term Loan
04/21/16	2.712%	301,562	300,803
Tranche B Term Loan
04/21/18	3.750%	658,473	660,119
Edwards (Cayman Islands II) Ltd. (a)(b)
1st Lien Term Loan
05/31/16	5.500%	1,350,265	1,354,059
05/31/16	5.500%	1,890,812	1,896,125
First Data Corp. (a)(b)
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
03/26/18	4.211%	$1,393,261	$1,327,081
Tranche B1 Term Loan
09/24/14	2.961%	186,129	185,722
Tranche B2 Term Loan
09/24/14	2.961%	91,027	90,827
Freescale Semiconductor, Inc. Tranche B1 Term Loan (a)(b)
12/01/16	4.462%	3,277,369	3,170,035
Go Daddy Operating Co. LLC Tranche B1 Term Loan (a)(b)
12/17/18	5.500%	2,687,199	2,668,174
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
01/31/19	6.750%	2,189,000	2,211,569
Infor (U.S.), Inc. Tranche B2 Term Loan (a)(b)
04/05/18	5.250%	2,119,687	2,141,541
Kasima LLC Term Loan (a)(b)
03/31/17	5.000%	1,773,000	1,773,000
Microsemi Corp. Term Loan (a)(b)
02/02/18	4.000%	3,491,165	3,505,129
Novell, Inc. 1st Lien Term Loan (a)(b)
11/22/17	7.250%	1,790,781	1,809,817
Openlink International, Inc. Term Loan (a)(b)
10/30/17	7.750%	595,500	595,500
Rovi Solutions Corp./Guides, Inc. (a)(b)
Tranche A1 Term Loan
02/07/16	2.720%	498,750	488,775
Tranche B2 Term Loan
03/29/19	4.000%	2,736,387	2,678,239
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	4.000%	1,802,187	1,807,144
Spansion LLC Term Loan (a)(b)
02/09/15	4.750%	267,450	269,456
Syniverse Holdings, Inc. Term Loan (a)(b)
04/23/19	5.000%	2,094,750	2,105,224
Verint Systems, Inc. Term Loan (a)(b)
10/27/17	4.500%	987,500	991,825
Total			36,682,450

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Textile 0.7%
Levi Strauss & Co. Term Loan (a)(b)
04/04/14	2.465%	$2,402,000	$2,387,996
Springs Window Fashions LLC Tranche B Term Loan (a)(b)
05/31/17	6.000%	1,190,895	1,183,953
Total			3,571,949

Transportation Services 0.9%
Avis Budget Car Rental LLC Tranche C Term Loan (a)(b)
03/15/19	4.250%	1,318,375	1,325,204
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,761,437
Tranche B Term Loan
03/11/18	3.750%	487,563	485,954
Total			4,572,595

Wireless 1.7%
Cricket Communications, Inc. Term Loan (a)(b)
10/10/19	4.750%	775,000	777,426
Instant Web, Inc. (a)(b)
Delayed Draw Term Loan
08/07/14	3.587%	142,168	109,232
Term Loan
08/07/14	3.587%	1,363,809	1,047,855
MetroPCS Wireless, Inc. (a)(b)
Tranche B2 Term Loan
11/03/16	4.071%	932,535	934,288
Tranche B3 Term Loan
03/19/18	4.000%	1,766,669	1,766,122
Ntelos, Inc. Tranche B Term Loan (a)(b)
08/07/15	4.000%	2,604,171	2,597,113
Telesat Canada Tranche B Term Loan (a)(b)
03/28/19	4.250%	2,094,750	2,111,340
Total			9,343,376

Wirelines 1.2%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	5.500%	1,075,182	986,479
Integra Telecom Holdings, Inc. Term Loan (a)(b)
04/15/15	9.250%	2,081,995	2,072,897
Windstream Corp. (a)(b)
Tranche B2 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
12/17/15	3.090%	$645,472	$645,794
Tranche B3 Term Loan
08/08/19	4.000%	1,596,000	1,603,310
tw telecom holdings, inc. Tranche B2 Term Loan (a)(b)
12/30/16	3.470%	1,042,369	1,044,652
Total			6,353,132

Total Senior Loans (Cost: $441,937,121)			$437,946,656

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 7.6%
Chemicals 0.4%
Hexion U.S. Finance Corp./Nova Scotia ULC Secured (a)
11/15/14	4.935%	$2,000,000	$1,870,000

Consumer Products 0.4%
Sealy Mattress Co.
06/15/14	8.250%	2,000,000	2,015,000

Entertainment 0.2%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	1,122,500

Food and Beverage 0.6%
Aramark Holdings Corp. Senior Unsecured PIK (k)
05/01/16	8.625%	1,000,000	1,022,510
Dean Foods Co.
12/15/18	9.750%	2,000,000	2,252,000
Total			3,274,510

Gaming 1.0%
ROC Finance LLC/Corp. Secured (k)
09/01/18	12.125%	800,000	924,000
Seneca Gaming Corp. (k)
12/01/18	8.250%	2,595,000	2,734,481
Tunica-Biloxi Gaming Authority Senior Unsecured (k)
11/15/15	9.000%	2,105,000	1,915,550
Total			5,574,031

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 1.0%
HCA, Inc.
10/01/18	8.000%	$960,000	$1,108,800
LifeCare Holdings, Inc.
08/15/13	9.250%	1,000,000	360,000
Physio-Control International, Inc. Senior Secured (k)
01/15/19	9.875%	696,000	762,120
Select Medical Corp.
02/01/15	7.625%	1,000,000	1,010,000
Select Medical Holdings Corp. Senior Unsecured (a)
09/15/15	6.429%	2,000,000	1,990,000
Total			5,230,920

Media Non-Cable 1.1%
Clear Channel Communications, Inc.
Senior Unsecured
01/15/13	5.750%	1,000,000	1,000,000
09/15/14	5.500%	1,000,000	935,000
Clear Channel Communications, Inc. (k)
Senior Secured
12/15/19	9.000%	1,300,000	1,170,000
Radio One, Inc. PIK
05/24/16	12.500%	2,280,619	2,009,796
Salem Communications Corp. Secured
12/15/16	9.625%	878,000	976,775
Total			6,091,571

Metals —%
Old All, Inc. Senior Unsecured (e)
06/01/20	7.625%	13,834	14,042

Oil Field Services 0.2%
McJunkin Red Man Corp. Senior Secured
12/15/16	9.500%	1,000,000	1,081,000

Other Industry 0.5%
General Cable Corp. (a)
04/01/15	2.735%	1,000,000	985,000
WireCo WorldGroup, Inc.
05/15/17	9.500%	1,760,000	1,865,600
Total			2,850,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging 0.2%
Berry Plastics Corp. Senior Secured (a)
02/15/15	5.090%	$1,000,000	$1,001,000

Retailers 0.4%
YCC Holdings LLC/Yankee Finance, Inc. Senior Unsecured PIK
02/15/16	10.250%	1,000,000	1,033,750
Yankee Candle Co., Inc. (The)
02/15/15	8.500%	1,319,000	1,330,541
Total			2,364,291

Supermarkets 0.4%
SUPERVALU, Inc.
Senior Unsecured
11/15/14	7.500%	1,000,000	963,750
05/01/16	8.000%	1,000,000	952,500
Total			1,916,250

Tobacco 0.2%
Alliance One International, Inc. Senior Unsecured
07/15/16	10.000%	1,000,000	1,032,500

Wireless 0.8%
Cricket Communications, Inc.
07/15/15	10.000%	1,969,000	2,069,911
Nextel Communications, Inc.
08/01/15	7.375%	2,000,000	2,002,500
Total			4,072,411

Wirelines 0.2%
Level 3 Financing, Inc. (a)
02/15/15	4.469%	1,000,000	997,500

Total Corporate Bonds & Notes (Cost: $40,571,827)			$40,508,126

Issuer	Shares	Value

Common Stocks 2.4%
CONSUMER DISCRETIONARY 0.6%
Auto Components 0.1%
Delphi Automotive PLC (g)	11,178	$351,436
Mark IV Industries, Inc. (g)	667	16,175
Total		367,611

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings (g)	1,071	$10,175

Household Durables —%
Rhodes Companies LLC (The) (g)	109,053	27,263

Media 0.5%
Cumulus Media, Inc. Class A (g)	43,542	107,113
F & W Media, Inc. (g)	4,165	2,603
HMH Publishers LLC (g)	10,952	273,801
Media News Group (g)	10,512	148,923
MGM Holdings II, Inc. (g)	68,207	2,195,413
Reader’s Digest Association, Inc. (g)	26,729	10,692
Star Tribune Co. (The) (g)	627	17,243
Star Tribune Co. (The) (e)(g)	1,098	30,195
SuperMedia, Inc. (g)	1,126	2,871
Total		2,788,854

TOTAL CONSUMER DISCRETIONARY		3,193,903

INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (g)	18,596	188,284
TOTAL INFORMATION TECHNOLOGY		188,284

MATERIALS 1.7%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	156,857	8,374,595

Metals & Mining 0.1%
Aleris International, Inc. (g)	16,009	776,437
TOTAL MATERIALS		9,151,032

TELECOMMUNICATION SERVICES 0.1%

Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc. (g)	15,044	256,801
TOTAL TELECOMMUNICATION SERVICES		256,801

Total Common Stocks (Cost: $12,882,399)		$12,790,020

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
F & W Media, Inc. (g)	1,805	$1,128
Star Tribune Co. (The) (e)(g)	3,481	95,728
Total		96,856

TOTAL CONSUMER DISCRETIONARY		96,856

Total Warrants (Cost: $2,172,718)		$96,856

	Shares	Value

Money Market Funds 12.2%
Columbia Short-Term Cash Fund, 0.149% (l)(m)	65,233,721	$65,233,721

Total Money Market Funds (Cost: $65,233,721)		$65,233,721

Total Investments
(Cost: $562,797,786) (n)		$556,575,379(o)
Other Assets & Liabilities, Net		(22,486,419)
Net Assets		$534,088,960

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2012, the value of these securities amounted to $3,485,506, which represents 0.65% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $5,947,705, representing 1.11% of net assets.  Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Old All, Inc.
Senior Unsecured
06/01/20 7.625%	06-29-10	—
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	03-09-12 - 10-29-12	749,042
ATI Acquisition Co.
Term Loan
12/30/15 0.000%	12-23-09 - 07-13-12	497,832
GPX International Tire Corp.
Tranche B Term Loan
03/30/12 0.000%	04-11-06 - 06-04-10	264,278
Revolution Studios Distribution Co. LLC
2nd Lien Term Loan
06/21/15 7.220%	12-21-06 - 01-31-12	651,499
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12/21/14 3.970%	12-21-06 - 06-09-09	913,691
Star Tribune Co. (The)	02-16-12	—
Star Tribune Co. (The)	03-09-07 - 12-02-11	1,779,696
Windsor Quality Food Co. Ltd.
Tranche B Term Loan
02/16/17 5.000%	02-14-11	4,382,532

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2012, the value of these securities amounted to $2,085,062, which represents 0.39% of net assets.

(g)	Non-income producing.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.

(i)

At October 31, 2012, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
ROC Finance LLC	83,333
Tranche B Delayed Draw Term Loan
ROC Finance LLC	50,000
Tranche B Delayed Draw Term Loan

(j)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(k)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $8,528,661 or 1.60% of net assets.

(l)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	32,966,968	69,326,805	(37,060,052)	65,233,721	19,717	65,233,721

(n)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $562,798,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,147,000
Unrealized Depreciation	(19,370,000)
Net Unrealized Depreciation	$(6,223,000)

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated July 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	3,270,032	—	3,270,032
Airlines	—	8,805,516	—	8,805,516
Automotive	—	14,184,830	—	14,184,830
Brokerage	—	1,098,118	1,395,625	2,493,743
Building Materials	—	7,874,804	989,969	8,864,773
Chemicals	—	19,306,460	854,234	20,160,694
Construction Machinery	—	3,535,375	1,504,574	5,039,949
Consumer Cyclical Services	—	14,025,309	2,038,687	16,063,996
Consumer Products	—	13,525,019	—	13,525,019
Diversified Manufacturing	—	12,783,937	—	12,783,937
Electric	—	16,342,528	877,680	17,220,208
Entertainment	—	15,103,543	—	15,103,543
Environmental	—	6,289,418	—	6,289,418
Food and Beverage	—	20,846,183	—	20,846,183
Gaming	—	18,764,267	8,065,072	26,829,339
Gas Pipelines	—	721,919	—	721,919
Health Care	—	28,589,552	—	28,589,552
Home Construction	—	—	38,218	38,218
Independent Energy	—	4,832,226	—	4,832,226
Integrated Energy	—	2,020,000	—	2,020,000
Media Cable	—	8,630,495	—	8,630,495
Media Non-Cable	—	46,461,017	7,850,862	54,311,879
Metals	—	4,731,594	—	4,731,594
Non-Captive Consumer	—	2,070,075	—	2,070,075
Non-Captive Diversified	—	2,668,312	—	2,668,312
Other Financial Institutions	—	1,336,213	—	1,336,213
Other Industry	—	5,464,554	2,969,422	8,433,976
Packaging	—	6,777,108	—	6,777,108
Paper	—	1,452,422	—	1,452,422
Pharmaceuticals	—	12,392,986	—	12,392,986
Property & Casualty	—	3,920,689	—	3,920,689
Refining	—	1,396,870	—	1,396,870
Restaurants	—	2,583,332	58,332	2,641,664
Retailers	—	38,975,776	—	38,975,776
Technology	—	33,825,175	2,857,275	36,682,450
Textile	—	3,571,949	—	3,571,949
Transportation Services	—	4,572,595	—	4,572,595
Wireless	—	9,343,376	—	9,343,376
Wirelines	—	6,353,132	—	6,353,132
Total Senior Loans	—	408,446,706	29,499,950	437,946,656
Bonds
Corporate Bonds & Notes
Metals	—	—	14,042	14,042
All Other Industries	—	40,494,084	—	40,494,084
Total Bonds	—	40,494,084	14,042	40,508,126
Equity Securities
Common Stocks
Consumer Discretionary	461,421	2,692,441	40,041	3,193,903
Information Technology	—	—	188,284	188,284
Materials	8,374,595	—	776,437	9,151,032
Telecommunication Services	256,801	—	—	256,801
Warrants
Consumer Discretionary	—	95,728	1,128	96,856
Total Equity Securities	9,092,817	2,788,169	1,005,890	12,886,876
Other
Money Market Funds	65,233,721	—	—	65,233,721

Total Other	65,233,721	—	—	65,233,721
Total	74,326,538	451,728,959	30,519,882	556,575,379

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior	Corporate Bonds &	Common
	Loans ($)	Notes ($)	Stocks ($)	Warrants ($)	Total ($)
Balance as of July 31, 2012	14,616,358	14,387	1,004,545	1,128	15,636,418
Accrued discounts/premiums	43,771	—	—	—	43,771
Realized gain (loss)	3,994,537	—	—	—	3,994,537
Change in unrealized appreciation (depreciation)(a)	(216,053)	(345)	217	—	(216,181)
Sales	(908,322)	—	—	—	(908,322)
Purchases	—	—	—	—	—
Transfers into Level 3	14,792,534	—	—	—	14,792,534
Transfers out of Level 3	(2,822,875)	—	—	—	(2,822,875)
Balance as of October 31, 2012	29,499,950	14,042	1,004,762	1,128	30,519,882

(a)Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $(214,459), which is comprised of Senior Loans of $(214,331), Corporate Bonds & Notes of $(345) and Common Stocks of $217.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans, corporate bonds, equity securities and warrants classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Income Opportunities Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.8%
Aerospace & Defense 2.8%
ADS Tactical, Inc. Senior Secured (a)(b)
04/01/18	11.000%	$13,352,000	$13,218,480
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	6,248,000	6,747,840
03/15/21	7.125%	10,333,000	11,107,975
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	19,476,000	21,034,080
Oshkosh Corp.
03/01/17	8.250%	5,299,000	5,769,286
03/01/20	8.500%	9,029,000	9,943,186
TransDigm, Inc. Senior Subordinated Notes (a)
10/15/20	5.500%	7,957,000	8,056,463
Total			75,877,310

Automotive 2.1%
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	1,620,000	1,723,275
06/15/21	8.250%	11,849,000	12,663,619
Collins & Aikman Products Co. Senior Subordinated Notes (a)(c)(d)(e)
08/15/12	12.875%	6,910,000	691
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	277,000	295,005
Delphi Corp.
05/15/19	5.875%	2,718,000	2,904,862
05/15/21	6.125%	1,812,000	2,002,260
Lear Corp. Escrow Bond (c)(e)
03/31/16	0.000%	1,595,000	2,393
Lear Corp.
03/15/18	7.875%	2,436,000	2,655,240
03/15/20	8.125%	7,038,000	7,864,965
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	3,160,000	3,491,800
Schaeffler Finance BV (a)(b)
Senior Secured
02/15/19	8.500%	5,924,000	6,679,310
Visteon Corp.
04/15/19	6.750%	13,967,000	14,368,551
Total			54,651,971

Banking 0.2%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	4,385,000	4,955,050

Brokerage 1.4%
E*Trade Financial Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage (continued)
Senior Unsecured
12/01/15	7.875%	$11,740,000	$11,901,425
11/30/17	12.500%	15,810,000	17,904,825
Neuberger Berman Group LLC/Finance Corp. (a)
Senior Unsecured
03/15/20	5.625%	2,842,000	2,991,205
03/15/22	5.875%	4,262,000	4,549,685
Total			37,347,140

Building Materials 1.2%
Building Materials Corp. of America (a)
Senior Notes
05/01/21	6.750%	9,848,000	10,734,320
Senior Secured
02/15/20	7.000%	2,055,000	2,229,675
Gibraltar Industries, Inc.
12/01/15	8.000%	6,552,000	6,666,660
Interface, Inc.
12/01/18	7.625%	2,650,000	2,865,313
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	6,263,000	6,294,315
Nortek, Inc.
12/01/18	10.000%	664,000	736,210
04/15/21	8.500%	2,748,000	2,954,100
Total			32,480,593

Chemicals 3.7%
Ashland, Inc. Senior Unsecured (a)
08/15/22	4.750%	3,612,000	3,684,240
Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,895,079
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	1,717,000	1,712,708
Huntsman International LLC (b)
03/15/21	8.625%	2,297,000	2,612,838
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	5,150,000	5,716,500
Koppers, Inc.
12/01/19	7.875%	4,115,000	4,516,212
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	25,503,000	29,487,844
LyondellBasell Industries NV (b)
Senior Unsecured
04/15/24	5.750%	16,173,000	18,720,247
MPM Escrow LLC/Finance Corp. Senior Secured (a)
10/15/20	8.875%	6,535,000	6,404,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	$2,880,000	$3,175,200
Nufarm Australia Ltd. (a)
10/15/19	6.375%	1,878,000	1,924,950
Polypore International, Inc. (b)
11/15/17	7.500%	8,200,000	8,856,000
Rockwood Specialties Group, Inc.
10/15/20	4.625%	6,439,000	6,632,170
Total			99,338,288

Construction Machinery 3.5%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	3,741,000	3,965,460
CNH Capital LLC (a)
11/01/16	6.250%	7,384,000	7,974,720
Senior Notes
11/01/15	3.875%	842,000	863,050
Case New Holland, Inc.
12/01/17	7.875%	16,374,000	19,239,450
Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,294,078
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	2,671,000	2,777,840
Manitowoc Co., Inc. (The) (b)
11/01/20	8.500%	7,705,000	8,648,863
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	7,912,000	8,030,680
Terex Corp.
04/01/20	6.500%	5,356,000	5,623,800
UR Merger Sub Corp.
12/15/19	9.250%	15,632,000	17,742,320
UR Merger Sub Corp. (a)
05/15/20	7.375%	3,021,000	3,262,680
04/15/22	7.625%	2,906,000	3,182,070
Secured
07/15/18	5.750%	8,603,000	9,226,717
United Rentals, Inc.
06/15/23	6.125%	1,878,000	1,901,475
Total			94,733,203

Consumer Cyclical Services 0.2%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.375%	5,232,000	5,624,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products 0.8%
Libbey Glass, Inc. Senior Secured (a)
05/15/20	6.875%	$2,584,000	$2,777,800
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	13,031,000	14,627,297
Spectrum Brands, Inc. (a)
03/15/20	6.750%	1,725,000	1,761,656
Senior Secured
06/15/18	9.500%	2,399,000	2,692,878
Total			21,859,631

Diversified Manufacturing 0.5%
Actuant Corp.
06/15/22	5.625%	3,487,000	3,600,328
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	8,025,000	8,667,000
Tomkins LLC/Inc. Secured
10/01/18	9.000%	615,000	688,800
Total			12,956,128

Electric 1.3%
AES Corp. Senior Unsecured
07/01/21	7.375%	8,755,000	9,783,712
CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	1,754,000	1,959,304
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	6,849,000	7,482,532
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	4,640,000	5,289,600
GenOn REMA LLC Pass-Through Certificates
07/02/17	9.237%	89,268	97,526
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	1,745,000	1,840,975
Ipalco Enterprises, Inc. (a)
Senior Secured
04/01/16	7.250%	7,895,000	8,773,319
Total			35,226,968

Entertainment 0.5%
AMC Entertainment, Inc.
06/01/19	8.750%	8,396,000	9,277,580
Speedway Motorsports, Inc. (b)
02/01/19	6.750%	2,778,000	2,951,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Entertainment (continued)
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (c)(e)
07/01/15	9.300%	$105,885	$105,885
Total			12,335,090

Environmental 0.2%
Clean Harbors, Inc. (a)
08/01/20	5.250%	6,117,000	6,269,925

Food and Beverage 0.3%
Cott Beverages, Inc.
11/15/17	8.375%	4,109,000	4,499,355
09/01/18	8.125%	4,186,000	4,646,460
Total			9,145,815

Gaming 2.0%
Caesars Entertainment Operating Co., Inc. Senior Secured (a)
02/15/20	8.500%	7,835,000	7,697,887
MGM Resorts International
Senior Secured
03/15/20	9.000%	4,687,000	5,237,723
MGM Resorts International (a)
10/01/20	6.750%	2,470,000	2,451,475
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	5,878,000	6,789,090
Seminole Indian Tribe of Florida (a)
10/01/17	7.750%	6,000,000	6,540,000
10/01/20	7.804%	3,960,000	4,047,160
Senior Secured
10/01/20	6.535%	9,815,000	10,564,179
Seneca Gaming Corp. (a)
12/01/18	8.250%	5,574,000	5,873,602
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,481,000	4,987,710
Total			54,188,826

Gas Pipelines 3.9%
El Paso LLC
Senior Unsecured
06/15/14	6.875%	378,000	405,904
06/01/18	7.250%	3,378,000	3,876,255
09/15/20	6.500%	13,795,000	15,422,810
01/15/32	7.750%	18,647,000	22,253,237
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	7,459,000	8,093,015
02/15/23	5.500%	7,671,000	8,054,550
Regency Energy Partners LP/Corp.
04/15/23	5.500%	8,168,000	8,494,720
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,453,000	5,902,872

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)
07/15/21	6.500%	$9,083,000	$9,855,055
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	675,000	740,873
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	12,990,000	13,233,562
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	3,600,000	3,699,000
Tesoro Logistics LP/Finance Corp. Senior Notes (a)
10/01/20	5.875%	4,297,000	4,447,395
Total			104,479,248

Health Care 6.1%
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	3,245,000	3,431,588
Biomet, Inc. (a)
08/01/20	6.500%	7,540,000	7,785,050
CHS/Community Health Systems, Inc.
11/15/19	8.000%	6,968,000	7,516,730
07/15/20	7.125%	7,470,000	7,899,525
Senior Secured
08/15/18	5.125%	8,515,000	8,834,312
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	10,197,000	11,063,745
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	6,460,000	6,750,700
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,808,000	1,902,920
01/31/22	5.875%	2,344,000	2,493,430
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	1,394,000	1,561,280
HCA, Inc.
02/15/22	7.500%	2,000,000	2,235,000
05/01/23	5.875%	4,802,000	4,850,020
Senior Secured
02/15/20	6.500%	14,399,000	15,910,895
09/15/20	7.250%	11,865,000	13,125,656
05/01/23	4.750%	3,191,000	3,191,000
Hanger, Inc.
11/15/18	7.125%	2,695,000	2,816,275
Health Management Associates, Inc.
01/15/20	7.375%	3,952,000	4,258,280
HealthSouth Corp.
02/15/20	8.125%	2,632,000	2,888,620
Hologic, Inc. (a)
08/01/20	6.250%	2,571,000	2,725,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	$4,191,000	$4,264,342
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	2,277,000	2,425,005
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,672,000	1,805,760
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	7,437,000	8,143,515
STHI Holding Corp. Secured (a)
03/15/18	8.000%	2,184,000	2,336,880
Tenet Healthcare Corp. Senior Secured (a)
06/01/20	4.750%	11,105,000	11,007,831
Universal Hospital Services, Inc. Secured (a)
08/15/20	7.625%	2,222,000	2,305,325
VWR Funding, Inc. (a)
09/15/17	7.250%	501,000	507,263
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	11,335,000	11,788,400
02/01/19	7.750%	2,077,000	2,154,888
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	3,960,000	4,118,400
Total			162,097,895
Healthcare Insurance 0.2%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	5,319,000	6,209,933
Home Construction 0.8%
KB Home
09/15/17	9.100%	1,020,000	1,175,550
03/15/20	8.000%	2,395,000	2,676,413
09/15/22	7.500%	2,228,000	2,411,810
Meritage Homes Corp.
04/01/22	7.000%	2,634,000	2,844,720
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,593,000	3,997,212
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	5,695,000	6,065,175
04/15/20	7.750%	1,839,000	1,958,535
Total			21,129,415
Independent Energy 13.5%
Antero Resources Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
12/01/17	9.375%	$330,000	$363,825
08/01/19	7.250%	1,379,000	1,489,320
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	2,070,000	2,194,200
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,312,000	5,723,680
Chaparral Energy, Inc.
10/01/20	9.875%	2,475,000	2,815,313
09/01/21	8.250%	4,432,000	4,841,960
Chaparral Energy, Inc. (a)
11/15/22	7.625%	2,817,000	2,993,063
Chesapeake Energy Corp.
02/15/21	6.125%	9,470,000	9,588,375
Chesapeake Energy Corp. (b)
08/15/20	6.625%	18,556,000	19,391,020
Cimarex Energy Co.
05/01/22	5.875%	7,654,000	8,132,375
Comstock Resources, Inc.
06/15/20	9.500%	10,291,000	11,011,370
Concho Resources, Inc.
10/01/17	8.625%	3,503,000	3,835,785
01/15/21	7.000%	6,799,000	7,546,890
01/15/22	6.500%	970,000	1,064,575
10/01/22	5.500%	6,032,000	6,318,520
04/01/23	5.500%	3,967,000	4,155,433
Continental Resources, Inc.
10/01/19	8.250%	2,129,000	2,400,448
10/01/20	7.375%	1,563,000	1,758,375
04/01/21	7.125%	4,004,000	4,504,500
09/15/22	5.000%	18,303,000	19,263,907
Continental Resources, Inc. (a)
09/15/22	5.000%	7,853,000	8,284,915
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
09/01/22	7.750%	2,363,000	2,445,705
EP Energy LLC/Finance, Inc. (a)
Senior Secured
05/01/19	6.875%	7,134,000	7,704,720
Senior Unsecured
05/01/20	9.375%	10,723,000	11,848,915
Halcon Resources Corp. Senior Unsecured (a)(f)
05/15/21	8.875%	4,772,000	4,837,615
Kodiak Oil & Gas Corp. (a)
12/01/19	8.125%	23,378,000	25,482,020
Laredo Petroleum, Inc.
02/15/19	9.500%	11,671,000	13,246,585
05/01/22	7.375%	9,916,000	10,808,440
MEG Energy Corp. (a)
03/15/21	6.500%	6,360,000	6,821,100
01/30/23	6.375%	15,380,000	16,456,600
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	17,045,000	18,195,537

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Oasis Petroleum, Inc.
02/01/19	7.250%	$7,209,000	$7,713,630
11/01/21	6.500%	10,737,000	11,354,377
01/15/23	6.875%	5,394,000	5,717,640
Plains Exploration & Production Co.
11/15/20	6.500%	16,530,000	16,530,000
02/15/23	6.875%	12,459,000	12,443,426
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	20,593,000	23,476,020
10/01/22	5.375%	5,958,000	6,233,557
05/01/23	5.250%	8,984,000	9,365,820
Range Resources Corp.
05/15/19	8.000%	639,000	706,095
08/01/20	6.750%	3,885,000	4,283,213
06/01/21	5.750%	7,170,000	7,671,900
08/15/22	5.000%	1,506,000	1,573,770
SM Energy Co. Senior Unsecured
11/15/21	6.500%	2,842,000	2,991,205
01/01/23	6.500%	2,889,000	3,019,005
WPX Energy, Inc. Senior Unsecured
01/15/22	6.000%	1,760,000	1,883,200
Whiting Petroleum Corp.
10/01/18	6.500%	340,000	366,775
Total			360,854,719
Lodging 0.2%
Choice Hotels International, Inc.
07/01/22	5.750%	2,686,000	2,941,170
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12/01/19	7.150%	993,000	1,217,666
Total			4,158,836
Media Cable 3.7%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	18,534,000	20,897,085
01/31/22	6.625%	1,644,000	1,783,740
09/30/22	5.250%	8,220,000	8,261,100
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	7,261,000	8,604,285
CSC Holdings LLC (a) Senior Unsecured
11/15/21	6.750%	6,311,000	7,020,987
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	5,637,000	5,594,723
Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	3,847,000	3,895,088
DISH DBS Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
09/01/19	7.875%	$8,675,000	$10,171,437
06/01/21	6.750%	16,503,000	18,380,216
07/15/22	5.875%	2,026,000	2,127,300
Quebecor Media, Inc. (a) Senior Unsecured
01/15/23	5.750%	8,927,000	9,105,540
Quebecor Media, Inc. (a)(c)(e)
01/15/49	9.750%	1,885,000	75,777
Videotron Ltd.
07/15/22	5.000%	2,947,000	3,050,145
Virgin Media Finance PLC
02/15/22	5.250%	541,000	565,345
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	196,000	201,880
Total			99,734,648
Media Non-Cable 7.0%
AMC Networks, Inc. (b)
07/15/21	7.750%	17,616,000	19,994,160
Clear Channel Worldwide Holdings Inc, Class A
03/15/20	7.625%	1,787,000	1,684,248
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	11,693,000	12,540,743
03/15/20	7.625%	17,166,000	16,350,615
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	9,388,000	10,045,160
Intelsat Jackson Holdings SA
04/01/19	7.250%	5,390,000	5,780,775
Intelsat Jackson Holdings SA (a)
10/15/20	7.250%	9,200,000	9,752,000
Lamar Media Corp. Senior Subordinated Notes (a)
05/01/23	5.000%	10,009,000	10,009,000
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	4,156,000	4,540,430
National CineMedia LLC (a)
Senior Secured
04/15/22	6.000%	5,576,000	5,882,680
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	14,243,000	14,136,177
Salem Communications Corp. Secured
12/15/16	9.625%	11,520,000	12,816,000
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	13,011,000	14,409,682
Starz LLC/Finance Corp. Senior Notes (a)
09/15/19	5.000%	3,755,000	3,839,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Univision Communications, Inc. (a) Senior Secured
05/15/19	6.875%	$14,229,000	$14,549,152
11/01/20	7.875%	12,209,000	13,002,585
09/15/22	6.750%	5,189,000	5,189,000
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	12,239,000	13,524,095
Ziff Davis Media, Inc. (c)(d)(e)
12/15/11	13.500%	753,352	19,662
Total			188,065,652
Metals 3.8%
Alpha Natural Resources, Inc.
04/15/18	9.750%	9,694,000	9,815,175
06/01/21	6.250%	4,747,000	4,129,890
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	6,735,000	5,893,125
Arch Coal, Inc.
06/15/21	7.250%	2,803,000	2,473,648
CONSOL Energy, Inc.
04/01/17	8.000%	3,412,000	3,608,190
Calcipar SA Senior Secured (a)
05/01/18	6.875%	8,836,000	8,858,090
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,410,500
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/15	7.000%	3,765,000	3,793,238
02/01/18	6.875%	1,708,000	1,652,490
11/01/19	8.250%	16,594,000	16,552,515
Inmet Mining Corp. (a)
06/01/20	8.750%	13,329,000	13,828,837
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	6,016,000	6,106,240
Neenah Foundry Co. Secured PIK
07/29/15	15.000%	969,830	884,970
Peabody Energy Corp.
11/15/18	6.000%	6,513,000	6,757,237
Peabody Energy Corp. (b)
11/15/21	6.250%	7,467,000	7,709,677
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	7,176,000	7,445,100
Total			100,918,922
Non-Captive Consumer 1.1%
SLM Corp.
Senior Notes
01/25/16	6.250%	4,398,000	4,750,060
Senior Unsecured
03/25/20	8.000%	7,334,000	8,493,652

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer (continued)
01/25/22	7.250%	$5,684,000	$6,266,610
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	10,206,000	9,019,552
Total			28,529,874
Non-Captive Diversified 5.7%
AerCap Aviation Solutions BV (b)
05/30/17	6.375%	6,254,000	6,472,890
Ally Financial, Inc.
02/15/17	5.500%	4,144,000	4,385,073
12/01/17	6.250%	7,875,000	8,648,671
03/15/20	8.000%	32,058,000	38,232,371
09/15/20	7.500%	9,393,000	11,071,999
CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	9,926,000	10,546,375
05/15/20	5.375%	6,714,000	7,167,195
08/15/22	5.000%	3,325,000	3,445,458
CIT Group, Inc. (a) Senior Secured
04/01/18	6.625%	7,375,000	8,278,438
Senior Unsecured
02/15/19	5.500%	16,130,000	17,259,100
International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	4,189,000	4,891,286
09/01/17	8.875%	4,988,000	5,910,780
04/01/19	5.875%	7,771,000	8,232,745
12/15/20	8.250%	10,062,000	11,860,582
01/15/22	8.625%	4,638,000	5,606,183
Total			152,009,146
Oil Field Services 2.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	17,441,000	18,749,075
Bristow Group, Inc.
10/15/22	6.250%	3,442,000	3,601,193
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	15,759,000	16,389,360
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	9,990,000	10,976,512
Oil States International, Inc.
06/01/19	6.500%	7,362,000	7,822,125
Seadrill Ltd. Senior Unsecured (a)
09/15/17	5.625%	4,304,000	4,304,000
Total			61,842,265

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.5%
Interline Brands, Inc.
11/15/18	7.500%	$8,644,000	$9,335,520
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	4,331,000	4,601,688
Total			13,937,208
Packaging 1.9%
Ardagh Packaging Finance PLC Senior Secured (a)
10/15/17	7.375%	3,390,000	3,644,250
Ball Corp.
03/15/22	5.000%	1,786,000	1,884,230
Greif, Inc. Senior Unsecured
08/01/19	7.750%	5,079,000	5,828,152
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	2,063,000	2,160,993
Senior Secured
04/15/19	7.125%	2,725,000	2,902,125
08/15/19	7.875%	18,129,000	19,669,965
Reynolds Group Issuer, Inc./LLC (a)
Senior Secured
10/15/20	5.750%	13,250,000	13,382,500
Sealed Air Corp. (a)
09/15/21	8.375%	1,743,000	1,917,300
Total			51,389,515
Pharmaceuticals 2.0%
Catalent Pharma Solutions, Inc. (a)
10/15/18	7.875%	8,261,000	8,343,610
Elan Finance Plc./Corp. (a)
10/15/19	6.250%	5,854,000	5,912,540
Grifols, Inc.
02/01/18	8.250%	6,513,000	7,229,430
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,987,000	2,220,472
Mylan, Inc. (a)
07/15/17	7.625%	3,215,000	3,584,725
11/15/18	6.000%	9,175,000	9,771,375
VPI Escrow Corp. (a)
10/15/20	6.375%	9,814,000	10,329,235
Valeant Pharmaceuticals International Senior Notes (a)
10/15/20	6.375%	1,961,000	2,063,953
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	2,626,000	2,770,430
Total			52,225,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(d)
12/01/37	8.300%	$180,000	$1,125
Lumbermens Mutual Casualty Co. (a)(d)
12/01/97	8.450%	4,600,000	28,750
Subordinated Notes
07/01/26	9.150%	9,865,000	61,656
Total			91,531
Restaurants 0.2%
Shearer’s Escrow Corp. Senior Secured (a)
11/01/19	9.000%	4,691,000	4,814,139

Retailers 1.6%
AutoNation, Inc.
02/01/20	5.500%	423,000	450,495
Limited Brands, Inc.
05/01/20	7.000%	2,000,000	2,282,500
04/01/21	6.625%	3,530,000	4,037,437
02/15/22	5.625%	6,718,000	7,247,042
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	4,577,000	4,662,819
QVC, Inc. (a)
Senior Secured
10/01/19	7.500%	2,339,000	2,590,443
07/02/22	5.125%	1,716,000	1,794,232
Rite Aid Corp. Senior Secured
08/15/20	8.000%	11,158,000	12,820,542
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	1,927,000	2,136,561
06/01/22	5.750%	2,112,000	2,257,200
Sonic Automotive, Inc. (a)
07/15/22	7.000%	1,866,000	1,998,953
Total			42,278,224
Technology 4.6%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	3,030,000	3,257,250
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	2,092,000	2,107,690
06/01/21	6.625%	8,264,000	7,871,460
Amkor Technology, Inc. (a)
10/01/22	6.375%	6,926,000	6,423,865
Anixter, Inc.
05/01/19	5.625%	1,739,000	1,825,950
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	5,399,000	5,844,418
CDW LLC/Finance Corp.
04/01/19	8.500%	5,593,000	5,956,545

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Senior Secured
12/15/18	8.000%	$17,821,000	$19,469,442
Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,669,280
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	2,535,000	2,813,850
First Data Corp. (a)
Secured
01/15/21	8.250%	2,521,000	2,521,000
Senior Secured
06/15/19	7.375%	11,546,000	11,863,515
08/15/20	8.875%	1,800,000	1,962,000
11/01/20	6.750%	14,196,000	14,231,490
Interactive Data Corp.
08/01/18	10.250%	9,650,000	10,808,000
Lender Processing Services, Inc.
04/15/23	5.750%	4,760,000	5,033,700
Nuance Communications, Inc. (a)
08/15/20	5.375%	12,834,000	13,090,680
TransUnion Holding Co., Inc. Senior Unsecured PIK (a)(f)
06/15/18	8.125%	2,941,000	2,955,705
Total			122,705,840
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,171,000	7,027,226
Hertz Corp. (The)
01/15/21	7.375%	2,800,000	3,013,500
Hertz Corp. (The) (a)
10/15/20	5.875%	1,675,000	1,691,750
10/15/22	6.250%	4,629,000	4,692,649
Total			16,425,125
Wireless 4.7%
Cricket Communications, Inc.
10/15/20	7.750%	8,050,000	8,301,562
Senior Secured
05/15/16	7.750%	14,637,000	15,478,627
Crown Castle International Corp. Senior Unsecured (a)
01/15/23	5.250%	10,213,000	10,570,455
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	13,751,000	14,301,040
Sprint Capital Corp.
11/15/28	6.875%	25,674,000	26,251,665
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	5,713,000	6,270,018
Sprint Nextel Corp. (a)
11/15/18	9.000%	23,916,000	29,536,260
03/01/20	7.000%	3,161,000	3,666,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	$2,900,000	$2,827,500
Senior Secured
02/15/18	7.250%	9,675,000	9,433,125
Total			126,637,012
Wirelines 5.7%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	28,042,000	30,741,968
03/15/22	5.800%	16,109,000	16,956,092
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	7,000,000	7,927,500
04/15/20	8.500%	8,178,000	9,445,590
04/15/22	8.750%	2,346,000	2,703,765
Frontier Communications Corp. (b)
Senior Unsecured
01/15/23	7.125%	3,328,000	3,544,320
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	2,179,000	2,271,608
Level 3 Communications, Inc. Senior Unsecured (a)(b)
06/01/19	8.875%	1,244,000	1,306,200
Level 3 Financing, Inc.
04/01/19	9.375%	15,814,000	17,632,610
07/01/19	8.125%	2,904,000	3,100,020
07/15/20	8.625%	5,750,000	6,267,500
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	13,528,000	14,576,420
Qwest Communications International, Inc.
04/01/18	7.125%	600,000	633,762
Qwest Corp. Senior Unsecured
12/01/21	6.750%	10,776,000	12,888,387
Windstream Corp.
10/15/20	7.750%	5,885,000	6,341,087
06/01/22	7.500%	4,895,000	5,188,700
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	5,870,000	6,427,650
tw telecom Holdings, Inc. (a)
10/01/22	5.375%	2,957,000	3,038,317
Total			150,991,496
Total Corporate Bonds & Notes (Cost: $2,301,386,195)			$2,428,516,751

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes (c)(d)(e)
06/12/15	4.750%	$3,896,787	$390

Total Convertible Bonds (Cost: $—)			$390

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.0%
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan (g)(h)
01/27/17	6.000%	$2,569,000	$2,594,279

Construction Machinery 0.5%
CPM Holdings, Inc. (g)(h)
1st Lien Term Loan
08/29/17	6.250%	7,826,000	7,855,347
2nd Lien Term Loan
03/01/18	10.250%	5,020,000	5,045,100
Total			12,900,447

Consumer Cyclical Services 0.8%
New Breed, Inc. Term Loan (g)(h)
10/01/19	6.000%	9,158,000	9,089,315
West Corp. Tranche B6 Term Loan (g)(h)
06/30/18	5.750%	12,607,403	12,780,754
Total			21,870,069

Consumer Products 0.2%
Serta Simmons Holdings LLC Term Loan (f)(g)(h)
10/01/19	5.000%	5,204,000	5,198,432

Electric —%
BHM Technologies LLC Term Loan (c)(d)(e)(g)(h)
11/26/13	8.500%	1,237,123	3,340

Food and Beverage 0.2%
Candy Intermediate Holdings, Inc. Term Loan (g)(h)
06/18/18	7.509%	5,901,210	5,941,810

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.1%
ROC Finance LLC Tranche B Term Loan (g)(h)
08/19/17	8.500%	$2,477,000	$2,532,733

Health Care 0.1%
ConvaTec, Inc. Term Loan (f)(g)(h)
12/22/16	5.000%	1,136,000	1,140,260

Media Cable 0.2%
WideOpenWest Finance LLC Term Loan (g)(h)
07/17/18	6.250%	5,400,465	5,444,371

Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(h)
09/16/19	7.500%	6,359,408	6,430,951

Metals 0.3%
FMG Resources August 2006 Proprietary Ltd. Term Loan (f)(g)(h)
10/18/17	5.750%	7,211,000	7,171,340

Property & Casualty 1.1%
Asurion LLC 1st Lien Term Loan (g)(h)
05/24/18	5.500%	16,342,000	16,444,137
Lonestar Intermediate Super Holdings LLC Term Loan (g)(h)
09/02/19	11.000%	11,555,000	12,277,188
Total			28,721,325

Technology 0.2%
Blue Coat Systems Term Loan (f)(g)(h)
02/15/18	5.750%	5,559,000	5,572,898

Total Senior Loans (Cost: $106,153,109)			$105,522,255

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Media —%
Haights Cross Communications, Inc. (c)(e)(i)(j)	275,078	$—
Ziff Davis Holdings, Inc. (c)(e)(j)	6,107	61
Total		61
TOTAL CONSUMER DISCRETIONARY		61

CONSUMER STAPLES —%
Beverages —%
Cott Corp. (j)	7,100	54,315

FINANCIALS —%
Diversified Financial Services —%
Adelphia Recovery Trust (c)(e)(j)	1,410,902	14,109

INDUSTRIALS —%
Airlines —%
Delta Air Lines, Inc. (j)	1,342	12,924

Building Products —%
BHM Technologies LLC (c)(e)(j)	115,119	1,151

Commercial Services & Supplies —%
Quad/Graphics, Inc.	3,168	58,069

TOTAL INDUSTRIALS		72,144

INFORMATION TECHNOLOGY —%
Communications Equipment —%
Loral Space & Communications, Inc.	101	7,945

TOTAL INFORMATION TECHNOLOGY		7,945

MATERIALS —%
Metals & Mining —%
Neenah Enterprises, Inc. (c)(e)(j)	162,528	650,112

TOTAL MATERIALS		650,112

UTILITIES —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow (c)(e)(i)(j)	23,187,000	—

Issuer		Shares	Value

Common Stocks (continued)
Total Common Stocks (Cost: $4,977,846)			$798,686

Preferred Stocks —%
INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC (c)(e)(j)		1,378	$14

Total Preferred Stocks (Cost: $74)			$14

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (c)(e)(j)
		444	$4
Total			4
Total			4
Total Warrants (Cost: $1,137,893)			$4

		Shares	Value

Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 0.149% (k)(l)		115,713,498	$115,713,498

Total Money Market Funds (Cost: $115,713,498)			$115,713,498

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.3%
Certificates of Deposit 0.6%
ABM AMRO Bank NV
11/08/12	0.490%	4,993,747	$4,993,747
Credit Suisse
11/08/12	0.379%	3,000,000	3,000,000
National Bank of Canada
11/09/12	0.278%	3,000,000	3,000,000
Norinchukin Bank
11/09/12	0.497%	5,000,000	5,000,000
Total			15,993,747

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper 0.2%
ForeningsSparbanken (Swedbank)
11/05/12	0.340%	$4,995,514	$4,995,514

Repurchase Agreements 0.5%
Credit Suisse Securities (USA) LLC dated 10/31/12, matures 11/01/12, repurchase price $4,007,603 (m)
	0.270%	4,007,573	4,007,573

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Royal Bank of Canada dated 10/31/12, matures 11/01/12, repurchase price $9,598,744 (m)
	0.310%	$9,598,661	$9,598,661
Total			13,606,234

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $34,595,495)			$34,595,495

Total Investments
(Cost: $2,563,964,110) (n)			$2,685,147,093(o)
Other Assets & Liabilities, Net			(10,525,496)
Net Assets			$2,674,621,597

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $818,075,926 or 30.59% of net assets.

(b)	At October 31, 2012, security was partially or fully on loan.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $873,589, representing 0.03% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Adelphia Recovery Trust
Common Stock	05-17-02 - 06-07-02	278,750
At Home Corp.
Subordinated Notes
06/12/15 4.750%	07-26-05	—
BHM Technologies LLC
Common Stock	07-21-06	6,216
BHM Technologies LLC
Preferred Stock	07-21-06	74
BHM Technologies LLC
Term Loan
11/26/13 8.500%	07-21-06 - 03-31-10	2,899,551
Calpine Corp. Escrow
Common Stock	09-29-11	—
Collins & Aikman Products Co.
Senior Subordinated Notes
08/15/12 12.875%	08-12-04 - 04-12-05	5,854,200
Haights Cross Communications, Inc.
Common Stock	01-15-04 - 02-03-06	3,131,160

ION Media Networks, Inc.
Warrant	12-19-05 - 03-12-11	1,137,893
Lear Corp. Escrow Bond
03/31/16 0.000%	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.
Common Stock	08-02-10	1,376,616
Quebecor Media, Inc.
01/15/49 9.750%	01-17-07	18,498
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	11-27-00 - 04-20-01	94,778
Ziff Davis Holdings, Inc.
Common Stock	07-01-08	61
Ziff Davis Media, Inc.
12/15/11 13.500%	07-01-08 - 04-15-11	551,540

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2012, the value of these securities amounted to $115,614, which represents less than 0.01% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2012, the value of these securities amounted to $873,589, which represents 0.03% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Negligible market value.
(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	140,378,285	271,280,728	(295,945,515)	115,713,498	59,118	115,713,498

(m)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.270%)

Security Description	Value ($)

United States Treasury Strip Coupon	4,087,730
Total Market Value of Collateral Securities	4,087,730

Royal Bank of Canada (0.310%)

Security Description	Value ($)

Fannie Mae Pool	9,790,635
Total Market Value of Collateral Securities	9,790,635

(n)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $2,563,964,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$143,250,000
Unrealized Depreciation	(22,067,000)
Net Unrealized Appreciation	$121,183,000

(o)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK       Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3	Total ($)
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)
Bonds
Corporate Bonds & Notes
Automotive	—	54,648,887	3,084	54,651,971
Electric	—	35,129,442	97,526	35,226,968
Entertainment	—	12,229,205	105,885	12,335,090
Media Cable	—	99,658,871	75,777	99,734,648
Media Non-Cable	—	188,045,990	19,662	188,065,652
All other industries	—	2,038,502,422	—	2,038,502,422
Convertible Bonds
Wirelines	—	—	390	390
Total Bonds	—	2,428,214,817	302,324	2,428,517,141
Equity Securities
Common Stocks
Consumer Discretionary	—	—	61	61
Consumer Staples	54,315	—	—	54,315
Financials	—	—	14,109	14,109
Industrials	70,993	—	1,151	72,144
Information Technology	7,945	—	—	7,945
Materials	—	—	650,112	650,112
Preferred Stocks
Industrials	—	—	14	14
Warrants
Consumer Discretionary	—	—	4	4
Total Equity Securities	133,253	—	665,451	798,704
Other
Senior Loans
Electric	—	—	3,340	3,340
All other industries	—	105,518,915	—	105,518,915
Money Market Funds	115,713,498	—	—	115,713,498
Investments of Cash Collateral Received for Securities on Loan	—	34,595,495	—	34,595,495
Total Other	115,713,498	140,114,410	3,340	255,831,248
Total	115,846,751	2,568,329,227	971,115	2,685,147,093

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds &	Convertible	Common	Preferred		Senior
	Notes ($)	Bonds ($)	Stocks ($)	Stocks ($)	Warrants ($)	Loans ($)	Total ($)
Balance as of July 31, 2012	297,693	390	1,209,902	14	4	3,340	1,511,343
Accrued discounts/premiums	1,508	—	—	—	—	—	1,508
Realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	2,733	—	(544,469)	—	—	—	(541,736)
Sales	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of October 31, 2012	301,934	390	665,433	14	4	3,340	971,115

(a)Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $(541,736), which is comprised of Corporate Bonds & Notes of $2,733 and Common Stocks of $(544,469).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 5.9%
Aerospace & Defense 0.2%
L-3 Communications Corp.
02/15/21	4.950%	$750,000	$848,478
Automotive —%
Daimler Finance North America LLC (a)
07/31/19	2.250%	100,000	100,086
Banking 1.5%
American Express Credit Corp. Senior Unsecured (b)
06/12/15	1.504%	500,000	509,748
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	500,000	604,023
Bank of America Corp.
Senior Unsecured
09/01/17	6.000%	1,000,000	1,167,684
07/01/20	5.625%	250,000	292,237
Citigroup, Inc.
Senior Unsecured
11/21/17	6.125%	200,000	237,232
05/15/18	6.125%	250,000	298,724
Goldman Sachs Group, Inc. (The)
Senior Unsecured
09/01/17	6.250%	250,000	293,759
04/01/18	6.150%	250,000	292,760
ING Bank NV Senior Unsecured (a)(b)
09/25/15	2.009%	500,000	502,709
JPMorgan Chase & Co.
Senior Notes
01/06/42	5.400%	500,000	602,817
Senior Unsecured
01/15/18	6.000%	250,000	297,532
Macquarie Bank Ltd. Senior Unsecured (a)
02/22/17	5.000%	500,000	543,065
Morgan Stanley
Senior Unsecured
08/28/17	6.250%	250,000	284,916
04/01/18	6.625%	250,000	290,769
Total			6,217,975
Chemicals 0.1%
Agrium, Inc. Senior Unsecured
10/01/22	3.150%	250,000	254,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.1%
United Technologies Corp. Senior Unsecured (b)
06/01/15	0.918%	$190,000	$192,357
Electric 0.3%
Appalachian Power Co. Senior Unsecured (b)
08/16/13	0.810%	110,000	110,143
Duke Energy Corp. Senior Unsecured
08/15/22	3.050%	150,000	154,013
FirstEnergy Solutions Corp.
08/15/21	6.050%	1,000,000	1,155,550
Total			1,419,706
Gas Pipelines 0.3%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	250,000	283,062
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%	625,000	762,602
Total			1,045,664
Healthcare Insurance 0.1%
WellPoint, Inc.
Senior Unsecured
01/15/23	3.300%	200,000	206,877
01/15/43	4.650%	300,000	322,128
Total			529,005
Independent Energy 0.3%
EnCana Corp. Senior Unsecured
12/01/17	5.900%	375,000	447,300
Nexen, Inc. Senior Unsecured
07/30/39	7.500%	375,000	537,998
Woodside Finance Ltd. (a)
05/10/21	4.600%	150,000	167,484
Total			1,152,782
Life Insurance 0.4%
Hartford Financial Services Group, Inc. Senior Unsecured
03/15/18	6.300%	1,000,000	1,201,971
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	500,000	593,375
Total			1,795,346

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 0.1%
Reed Elsevier Capital, Inc. (a)
10/15/22	3.125%	$235,000	$237,795
Metals 0.4%
Alcoa, Inc.
Senior Unsecured
07/15/18	6.750%	250,000	288,603
02/23/22	5.870%	250,000	266,457
Anglo American Capital PLC (a)
09/27/22	4.125%	250,000	254,861
ArcelorMittal Senior Unsecured
06/01/18	6.125%	1,000,000	996,686
Total			1,806,607
Non-Captive Consumer 0.1%
HSBC Finance Corp. Senior Unsecured (b)
06/01/16	0.848%	250,000	240,541
Non-Captive Diversified 0.2%
General Electric Capital Corp.
Senior Unsecured
05/01/18	5.625%	750,000	890,878
General Electric Capital Corp. (b)
Senior Unsecured
07/02/15	1.389%	125,000	126,236
Total			1,017,114
Oil Field Services 0.3%
FMC Technologies, Inc. Senior Unsecured
10/01/22	3.450%	500,000	515,093
Weatherford International Ltd.
03/15/18	6.000%	500,000	575,489
Total			1,090,582
Railroads 0.2%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/22	3.050%	150,000	156,135
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	500,000	606,538
Total			762,673
REITs 0.1%
Duke Realty LP Senior Unsecured
10/15/22	3.875%	500,000	520,469

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets 0.1%
Safeway, Inc.
Senior Unsecured
12/01/21	4.750%	$250,000	$261,506
02/01/31	7.250%	125,000	139,435
Total			400,941
Technology 0.4%
Hewlett-Packard Co.
Senior Unsecured
09/15/17	2.600%	500,000	486,913
12/09/21	4.650%	500,000	500,494
Xerox Corp.
Senior Unsecured
05/15/18	6.350%	500,000	585,981
05/15/21	4.500%	250,000	264,398
Total			1,837,786
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
03/15/42	5.625%	500,000	570,250
Wireless 0.3%
Rogers Communications, Inc.
08/15/18	6.800%	900,000	1,139,098
Wirelines 0.3%
BellSouth Corp. Senior Unsecured
11/15/34	6.000%	150,000	173,992
CenturyLink, Inc. Senior Unsecured
04/01/17	6.000%	750,000	831,886
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	300,000	404,486
Total			1,410,364
Total Corporate Bonds & Notes (Cost: $23,499,589)			$24,590,184

Residential Mortgage-Backed Securities - Agency 0.2%
Federal National Mortgage Association (c)
03/01/41	4.500%	812,730	901,070
Total Residential Mortgage-Backed Securities - Agency (Cost: $892,302)			$901,070

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 1.5%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1 (a)(c)
05/25/52	6.250%	$1,007,259	$1,005,496
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (c)
04/25/33	5.500%	703,432	727,031
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A5 (a)(b)(c)
04/26/37	4.500%	1,606,000	1,613,595
Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3A (a)(c)
11/26/36	3.250%	1,781,973	1,822,107
PennyMac Loan Trust Series 2011-NPL1 Class A (a)(b)(c)
09/25/51	5.250%	331,602	331,440
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (a)(b)(c)
06/27/32	4.000%	460,866	462,291
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,847,876)			$5,961,960

Commercial Mortgage-Backed Securities - Non-Agency 2.1%
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2 (c)
03/10/39	5.381%	171,813	177,300
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB19 Class A4 (b)(c)
02/12/49	5.728%	1,000,000	1,178,711
Morgan Stanley Capital I, Inc. Series 2007-IQ15 Class A4 (b)(c)
06/11/49	5.880%	1,000,000	1,172,833
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (a)(b)(c)
08/15/45	5.789%	5,135,000	6,046,380
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $8,007,869)			$8,575,224

Asset-Backed Securities - Non-Agency 0.1%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (b)
05/25/36	0.311%	309,898	309,233

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Ford Credit Floorplan Master Owner Trust Series 2012-5 Class A
09/15/19	1.490%		$250,000	$247,149
Total Asset-Backed Securities - Non-Agency (Cost: $551,748)				$556,382

Inflation-Indexed Bonds(d) 88.0%
Canada 1.3%
Canadian Government Bond
12/01/21	4.250%	CAD	3,665,275	5,235,063
Mexico 0.5%
Mexican Udibonos
06/16/16	5.000%	MXN	2,414,905	2,116,002
Turkey 1.5%
Turkey Government Bond
05/21/14	9.000%	TRY	3,173,458	2,034,200
02/11/15	4.500%	TRY	3,011,741	1,843,169
02/23/22	3.000%	TRY	3,575,917	2,206,395
Total				6,083,764
United States 84.7%
U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%		311,703	323,343
04/15/14	1.250%		8,708,640	9,003,236
01/15/15	1.625%		28,956,480	30,825,071
04/15/15	0.500%		21,792,730	22,766,603
07/15/15	1.875%		16,285,637	17,798,427
01/15/16	2.000%		10,156,388	11,297,397
04/15/16	0.125%		13,045,375	16,504,484
07/15/16	2.500%		18,537,350	21,374,436
01/15/17	2.375%		22,847,800	26,642,682
01/15/19	2.125%		14,217,647	17,378,856
01/15/25	2.375%		4,888,760	6,684,235
01/15/26	2.000%		11,897,483	17,711,652
01/15/27	2.375%		10,852,705	15,137,830
01/15/28	1.750%		11,821,560	15,493,632
04/15/28	3.625%		4,985,330	8,005,348
01/15/29	2.500%		35,946,505	51,945,504
04/15/29	3.875%		14,714,595	24,705,570
02/15/40	2.125%		11,458,210	17,044,087
02/15/42	0.750%		18,861,675	21,286,598
Total				351,928,991
Total Inflation-Indexed Bonds (Cost: $336,828,355)				$365,363,820

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(d) 1.1%
AUSTRALIA 0.7%
New South Wales Treasury Corp. Government Liquid Guaranteed
03/01/17	5.500%	AUD	$2,760,000	$3,133,925
MEXICO 0.3%
Mexican Bonos
06/16/16	6.250%	MXN	1,250,000	990,364
Petroleos Mexicanos
06/27/44	5.500%		250,000	272,500
Total				1,262,864
SOUTH KOREA 0.1%
Korea Development Bank (The) Senior Unsecured
09/14/22	3.000%		250,000	252,854

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (d) (continued)
SOUTH KOREA (CONTINUED)
Total Foreign Government Obligations (Cost: $4,236,481)			$4,649,643
		Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.149% (e)(f)		6,164,677	$6,164,677
Total Money Market Funds (Cost: $6,164,677)			$6,164,677
Total Investments
(Cost: $386,028,897) (g)			$416,762,960(h)
Other Assets & Liabilities, Net			(1,532,034)
Net Assets			$415,230,926

Investments in Derivatives Futures Contracts Outstanding at October 31, 2012

At October 31, 2012, $241,067 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Euro-Bobl, 5-year	(29)	(4,729,740)	December 2012	1,336	—
Euro-Bund, 10-year	(15)	(2,754,577)	December 2012	48	—
Euro-OAT, 10-year	(7)	(1,221,323)	December 2012	2,087	—
United Kingdom Long GILT, 10-year	(13)	(2,499,407)	December 2012	26,896	—
U.S. Treasury Long Bond, 20-year	73	10,899,813	December 2012	139,716	—
U.S. Treasury Note, 5-year	(15)	(1,863,750)	December 2012	—	(5,847)
U.S. Treasury Note, 10-year	(147)	(19,555,594)	December 2012	—	(63,857)
Total				170,083	(69,704)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $13,657,559 or 3.29% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	6,591,268	56,357,308	(56,783,899)	6,164,677	1,748	6,164,677

(g)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $386,029,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,049,000
Unrealized Depreciation	(315,000)
Net Unrealized Appreciation	$30,734,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
MXN	Mexican Peso
TRY	Turkish Lira

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	24,590,184	—	24,590,184
Residential Mortgage-Backed Securities - Agency	—	901,070	—	901,070
Residential Mortgage-Backed Securities - Non-Agency	—	4,956,464	1,005,496	5,961,960
Commercial Mortgage-Backed Securities - Non-Agency	—	8,575,224	—	8,575,224
Asset-Backed Securities - Non-Agency	—	556,382	—	556,382
Inflation-Indexed Bonds	—	365,363,820	—	365,363,820
Foreign Government Obligations	—	4,649,643	—	4,649,643
Total Bonds	—	409,592,787	1,005,496	410,598,283
Other
Money Market Funds	6,164,677	—	—	6,164,677
Total Other	6,164,677	—	—	6,164,677
Investments in Securities	6,164,677	409,592,787	1,005,496	416,762,960
Derivatives
Assets
Futures Contracts	170,083	—	—	170,083
Liabilities
Futures Contracts	(69,704)	—	—	(69,704)
Total	6,265,056	409,592,787	1,005,496	416,863,339

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities-Non-Agency ($)
Balance as of July 31, 2012	1,566,957
Accrued discounts/premiums	—
Realized gain (loss)	1,985
Change in unrealized appreciation (depreciation)(a)	1,756
Sales	(565,202)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2012	1,005,496

(a)Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $1,756.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited, to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Large Core Quantitative Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 10.7%
Diversified Consumer Services 0.4%
Apollo Group, Inc., Class A (a)	647,836	$13,008,547

Media 5.4%
Comcast Corp., Class A	1,946,500	73,013,215
DIRECTV (a)	1,319,261	67,427,430
Discovery Communications, Inc., Class A (a)(b)	172,500	10,180,950
DISH Network Corp., Class A	603,300	21,495,579
McGraw-Hill Companies, Inc. (The)	242,100	13,383,288
Total		185,500,462
Multiline Retail 0.1%
Macy’s, Inc.	45,700	1,739,799

Specialty Retail 4.8%
Gap, Inc. (The)	749,500	26,772,140
Home Depot, Inc. (The)	332,700	20,421,126
Ross Stores, Inc.	904,266	55,115,012
TJX Companies, Inc.	1,462,800	60,896,364
Total		163,204,642
TOTAL CONSUMER DISCRETIONARY		363,453,450

CONSUMER STAPLES 11.0%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	495,021	15,563,460

Food & Staples Retailing 5.0%
CVS Caremark Corp.	353,700	16,411,680
Kroger Co. (The)	1,822,558	45,964,913
Safeway, Inc. (b)	1,219,400	19,888,414
Wal-Mart Stores, Inc.	1,144,392	85,852,288
Total		168,117,295
Food Products 1.7%
Campbell Soup Co. (b)	1,444,500	50,947,515
Hershey Co. (The)	102,851	7,081,291
Total		58,028,806
Household Products 0.3%
Kimberly-Clark Corp.	132,000	11,015,400

Tobacco 3.5%
Lorillard, Inc.	219,700	25,487,397

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	1,062,349	$94,081,628
Total		119,569,025
TOTAL CONSUMER STAPLES		372,293,986

ENERGY 11.0%
Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	617,882	45,537,903

Oil, Gas & Consumable Fuels 9.7%
Apache Corp.	285,846	23,653,757
Chevron Corp.	799,521	88,115,209
ConocoPhillips (b)	1,259,884	72,884,289
Exxon Mobil Corp.	611,541	55,754,193
Marathon Oil Corp.	490,733	14,751,434
Tesoro Corp.	889,293	33,535,239
Valero Energy Corp. (b)	1,414,105	41,150,456
Total		329,844,577
TOTAL ENERGY		375,382,480

FINANCIALS 14.9%
Capital Markets 1.7%
BlackRock, Inc.	237,500	45,049,000
Franklin Resources, Inc.	24,811	3,170,846
State Street Corp.	198,900	8,864,973
Total		57,084,819
Commercial Banks 0.9%
Fifth Third Bancorp	498,900	7,249,017
KeyCorp	349,700	2,944,474
Wells Fargo & Co.	575,800	19,398,702
Total		29,592,193
Consumer Finance 2.2%
Discover Financial Services	1,655,055	67,857,255
SLM Corp.	348,700	6,130,146
Total		73,987,401
Diversified Financial Services 3.8%
Citigroup, Inc.	374,300	13,995,077
JPMorgan Chase & Co.	2,437,385	101,590,207
Moody’s Corp. (b)	317,400	15,285,984
Total		130,871,268
Insurance 4.3%
Aflac, Inc.	909,366	45,268,239
Allstate Corp. (The)	94,200	3,766,116

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Lincoln National Corp.	310,383	$7,694,395
MetLife, Inc.	1,433,900	50,889,111
Prudential Financial, Inc.	655,100	37,373,455
Total		144,991,316
Real Estate Investment Trusts (REITs) 2.0%
Simon Property Group, Inc.	456,930	69,549,315
TOTAL FINANCIALS		506,076,312

HEALTH CARE 12.3%
Biotechnology 1.9%
Amgen, Inc.	754,300	65,280,894

Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. (a)	1,711,300	8,796,082

Health Care Providers & Services 1.6%
Humana, Inc.	639,600	47,503,092
UnitedHealth Group, Inc.	102,140	5,719,840
Total		53,222,932
Pharmaceuticals 8.6%
Abbott Laboratories	232,044	15,203,523
Eli Lilly & Co.	1,429,573	69,520,135
Merck & Co., Inc.	2,133,671	97,359,407
Pfizer, Inc.	4,407,509	109,614,749
Total		291,697,814
TOTAL HEALTH CARE		418,997,722

INDUSTRIALS 9.7%
Aerospace & Defense 4.6%
Lockheed Martin Corp. (b)	445,190	41,700,947
Northrop Grumman Corp. (b)	830,637	57,056,456
Raytheon Co.	1,033,284	58,442,543
Total		157,199,946
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	190,295	13,939,109

Commercial Services & Supplies 1.0%
ADT Corp. (The) (a)	115,513	4,794,945
Pitney Bowes, Inc. (b)	724,904	10,409,621
RR Donnelley & Sons Co. (b)	1,204,973	12,073,829

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Tyco International Ltd.	231,027	$6,207,696
Total		33,486,091
Industrial Conglomerates 0.2%
General Electric Co.	217,068	4,571,452

Machinery 3.0%
Illinois Tool Works, Inc. (b)	800,900	49,119,197
Parker Hannifin Corp. (b)	673,600	52,985,376
Total		102,104,573
Professional Services 0.5%
Dun & Bradstreet Corp. (The)	218,500	17,707,240
TOTAL INDUSTRIALS		329,008,411

INFORMATION TECHNOLOGY 19.2%
Communications Equipment 2.1%
Cisco Systems, Inc.	4,134,300	70,861,902

Computers & Peripherals 6.0%
Apple, Inc.	337,911	201,090,836
EMC Corp. (a)	124,800	3,047,616
Total		204,138,452
Internet Software & Services 1.1%
Google, Inc., Class A (a)	52,550	35,721,913

IT Services 3.3%
International Business Machines Corp. (c)	25,881	5,034,631
Mastercard, Inc., Class A	158,132	72,887,783
Visa, Inc., Class A	238,100	33,038,756
Total		110,961,170
Semiconductors & Semiconductor Equipment 1.2%
Advanced Micro Devices, Inc. (a)(b)	1,473,700	3,021,085
Applied Materials, Inc.	323,200	3,425,920
KLA-Tencor Corp.	100	4,652
NVIDIA Corp. (a)	2,991,200	35,804,664
Total		42,256,321
Software 5.5%
Microsoft Corp.	3,808,170	108,666,131
Oracle Corp.	940,100	29,190,105

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A (a)(b)	578,919	$49,074,964
Total		186,931,200
TOTAL INFORMATION TECHNOLOGY		650,870,958

MATERIALS 3.2%
Chemicals 3.2%
CF Industries Holdings, Inc.	294,374	60,402,601
Eastman Chemical Co.	385,700	22,848,868
LyondellBasell Industries NV, Class A	66,000	3,523,740
PPG Industries, Inc.	182,900	21,413,932
Total		108,189,141
TOTAL MATERIALS		108,189,141

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	796,800	27,561,312
Verizon Communications, Inc. (b)	2,072,174	92,501,847
Total		120,063,159
TOTAL TELECOMMUNICATION SERVICES		120,063,159

UTILITIES 3.7%
Electric Utilities 0.6%
Entergy Corp.	274,200	19,901,436

Independent Power Producers & Energy Traders 1.5%
AES Corp.	4,885,276	51,051,134

Multi-Utilities 1.6%
PG&E Corp.	127,100	5,404,292
Public Service Enterprise Group, Inc. (b)	1,559,899	49,979,164
Total		55,383,456
TOTAL UTILITIES		126,336,026

Total Common Stocks (Cost: $2,858,003,967)		$3,370,671,645

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.149% (d)(e)	28,186,301	$28,186,301

Total Money Market Funds (Cost: $28,186,301)		$28,186,301

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.5%
Asset-Backed Commercial Paper 0.1%
Salisbury Receivables Co. LLC
11/15/12	0.310%	$4,996,254	$4,996,254

Certificates of Deposit 1.0%
ABM AMRO Bank NV
11/08/12	0.490%	9,987,493	9,987,493
National Bank of Canada
11/09/12	0.279%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
11/02/12	0.454%	8,000,000	8,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.454%	10,000,000	10,000,000
Total			32,987,493

Commercial Paper 0.3%
Foreningsparbanken (Swedbank)
11/05/12	0.340%	9,991,028	9,991,028

Other Short-Term Obligations 0.1%
General Electric Capital Corp.
11/01/12	0.290%	3,002,179	3,002,179

Repurchase Agreements 3.0%

BNP Paribas Securities Corp. dated 10/31/12, matures 11/01/12, repurchase price $32,745,543 (f)
	0.280%	32,745,289	32,745,289
Credit Suisse Securities (USA) LLC dated 10/31/12, matures 11/01/12, repurchase price $7,976,676 (f)
	0.270%	7,976,617	7,976,617
Mizuho Securities USA, Inc. dated 10/31/12, matures 11/01/12, repurchase price $51,311,341 (f)
	0.350%	51,310,842	51,310,842
Natixis Financial Products, Inc. dated 10/31/12, matures 11/01/12, repurchase price $10,000,106 (f)
	0.380%	10,000,000	10,000,000
Total			102,032,748

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $153,009,702)			$153,009,702

Total Investments
(Cost: $3,039,199,970) (g)			$3,551,867,648(h)
Other Assets & Liabilities, Net			(153,127,486)
Net Assets			$3,398,740,162

Investments in Derivatives Futures Contracts Outstanding at October 31, 2012

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	98	34,466,600	December 2012	—	(1,057,238)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At October 31, 2012, security was partially or fully on loan.
(c)

At October 31, 2012, investments in securities included securities valued at $3,316,737 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value($)
Columbia Short-Term Cash Fund	24,696,795	102,167,414	(98,677,908)	28,186,301	10,261	28,186,301

(f)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.280%)

Security Description	Value ($)

United States Treasury Bill	2,603
United States Treasury Note/Bond	33,397,599
Total Market Value of Collateral Securities	33,400,202

Credit Suisse Securities (USA) LLC (0.270%)

Security Description	Value ($)

United States Treasury Strip Coupon	8,136,160
Total Market Value of Collateral Securities	8,136,160

Mizuho Securities USA, Inc. (0.350%)

Security Description	Value ($)

Cash Collateral in Lieu of Securities	1,576,360
United States Treasury Bill	15,857,788
United States Treasury Inflation Indexed Bonds	283,547
United States Treasury Note/Bond	34,045,286
United States Treasury Strip Coupon	542,551
Total Market Value of Collateral Securities	52,305,532

Natixis Financial Products, Inc. (0.380%)

Security Description	Value ($)

Fannie Mae Pool	1,617,318
Fannie Mae REMICS	1,727,008
Fannie Mae-Aces	28,710
Freddie Mac Gold Pool	11,394
Freddie Mac Non Gold Pool	355,755
Freddie Mac REMICS	885,992
Ginnie Mae I Pool	273,261
Ginnie Mae II Pool	874,584
Government National Mortgage Association	4,426,086
Total Market Value of Collateral Securities	10,200,108

(g)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $3,039,200,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$593,010,000
Unrealized Depreciation	(80,342,000)
Net Unrealized Appreciation	$512,668,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)     Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	363,453,450	—	—	363,453,450
Consumer Staples	372,293,986	—	—	372,293,986
Energy	375,382,480	—	—	375,382,480
Financials	506,076,312	—	—	506,076,312
Health Care	418,997,722	—	—	418,997,722
Industrials	329,008,411	—	—	329,008,411
Information Technology	650,870,958	—	—	650,870,958
Materials	108,189,141	—	—	108,189,141
Telecommunication Services	120,063,159	—	—	120,063,159
Utilities	126,336,026	—	—	126,336,026
Total Equity Securities	3,370,671,645	—	—	3,370,671,645
Other
Money Market Funds	28,186,301	—	—	28,186,301
Investments of Cash Collateral Received for Securities on Loan	—	153,009,702	—	153,009,702
Total Other	28,186,301	153,009,702	—	181,196,003
Investments in Securities	3,398,857,946	153,009,702	—	3,551,867,648
Derivatives
Liabilities
Futures Contracts	(1,057,238)	—	—	(1,057,238)
Total	3,397,800,708	153,009,702	—	3,550,810,410

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Growth Quantitative Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 16.0%
Diversified Consumer Services 0.3%
ITT Educational Services, Inc. (a)	93,700	$2,013,613
Hotels, Restaurants & Leisure 1.2%
Bally Technologies, Inc. (a)(b)	32,000	1,597,440
Yum! Brands, Inc.	76,400	5,356,404
Total		6,953,844
Media 6.0%
Comcast Corp., Class A	362,000	13,578,620
DIRECTV (a)	238,500	12,189,735
Discovery Communications, Inc., Class A (a)(b)	168,900	9,968,478
McGraw-Hill Companies, Inc. (The)	9,400	519,632
Total		36,256,465
Multiline Retail 1.5%
Macy’s, Inc.	234,300	8,919,801
Specialty Retail 6.8%
Aaron’s, Inc.	335,187	10,333,815
Gap, Inc. (The)	178,900	6,390,308
Home Depot, Inc. (The)	59,000	3,621,420
Ross Stores, Inc.	157,410	9,594,140
TJX Companies, Inc.	258,664	10,768,182
Total		40,707,865
Textiles, Apparel & Luxury Goods 0.2%
Michael Kors Holdings Ltd. (a)	20,100	1,099,269
TOTAL CONSUMER DISCRETIONARY		95,950,857
CONSUMER STAPLES 13.1%
Beverages 1.6%
Coca-Cola Co. (The)	66,200	2,461,316
Coca-Cola Enterprises, Inc.	220,533	6,933,557
Total		9,394,873
Food & Staples Retailing 4.7%
CVS Caremark Corp.	196,400	9,112,960
Kroger Co. (The)	375,443	9,468,673
Safeway, Inc. (b)	55,000	897,050
Wal-Mart Stores, Inc.	114,465	8,587,164
Total		28,065,847
Food Products 1.6%
Campbell Soup Co.	272,058	9,595,486

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Hershey Co. (The)	3,900	$268,515
Total		9,864,001
Personal Products 0.4%
Herbalife Ltd.	38,200	1,961,570
Nu Skin Enterprises, Inc., Class A	6,900	326,577
Total		2,288,147
Tobacco 4.8%
Altria Group, Inc.	255,824	8,135,203
Lorillard, Inc.	3,000	348,030
Philip Morris International, Inc.	233,600	20,687,616
Total		29,170,849
TOTAL CONSUMER STAPLES		78,783,717
ENERGY 3.7%
Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	121,000	8,917,700
Oil, Gas & Consumable Fuels 2.2%
EOG Resources, Inc.	95,300	11,101,497
Williams Companies, Inc. (The)	65,900	2,305,841
Total		13,407,338
TOTAL ENERGY		22,325,038
FINANCIALS 4.4%
Capital Markets 0.4%
BlackRock, Inc.	12,400	2,352,032
Consumer Finance —%
American Express Co.	5,300	296,641
Insurance 1.2%
Aon PLC	26,100	1,408,095
Brown & Brown, Inc.	54,000	1,379,700
Validus Holdings Ltd.	125,200	4,482,160
Total		7,269,955
Real Estate Investment Trusts (REITs) 2.8%
Extra Space Storage, Inc.	21,800	751,882
Simon Property Group, Inc.	81,400	12,389,894
Taubman Centers, Inc.	43,400	3,409,070
Total		16,550,846
TOTAL FINANCIALS		26,469,474

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 11.7%
Biotechnology 2.5%
Amgen, Inc.	171,700	$14,859,777
Health Care Equipment & Supplies 0.4%
Becton Dickinson and Co.	12,600	953,568
Zimmer Holdings, Inc.	26,000	1,669,460
Total		2,623,028
Health Care Providers & Services 1.5%
HCA Holdings, Inc.	128,400	3,647,844
McKesson Corp.	56,300	5,253,353
Total		8,901,197
Life Sciences Tools & Services 1.6%
Charles River Laboratories International, Inc. (a)	235,400	8,785,128
Covance, Inc. (a)	19,500	949,845
Total		9,734,973
Pharmaceuticals 5.7%
Abbott Laboratories	233,995	15,331,352
Eli Lilly & Co.	221,519	10,772,469
Warner Chilcott PLC, Class A	690,200	7,992,516
Total		34,096,337
TOTAL HEALTH CARE		70,215,312
INDUSTRIALS 11.9%
Aerospace & Defense 1.9%
Lockheed Martin Corp. (b)	124,223	11,635,968
Air Freight & Logistics 2.3%
United Parcel Service, Inc., Class B	187,700	13,749,025
Commercial Services & Supplies 1.5%
Copart, Inc. (a)	24,400	702,476
Pitney Bowes, Inc. (b)	589,800	8,469,528
Total		9,172,004
Electrical Equipment 0.4%
Emerson Electric Co.	42,456	2,056,144
Machinery 3.5%
Illinois Tool Works, Inc.	188,300	11,548,439
Parker Hannifin Corp. (b)	119,971	9,436,919
Total		20,985,358

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 2.3%
Dun & Bradstreet Corp. (The)	123,200	$9,984,128
Equifax, Inc.	71,200	3,562,848
Total		13,546,976
TOTAL INDUSTRIALS		71,145,475
INFORMATION TECHNOLOGY 30.3%
Communications Equipment 0.1%
QUALCOMM, Inc.	9,100	533,032
Computers & Peripherals 10.6%
Apple, Inc.	92,711	55,172,316
EMC Corp. (a)	258,200	6,305,244
Western Digital Corp.	60,900	2,084,607
Total		63,562,167
Electronic Equipment, Instruments & Components 0.2%
Dolby Laboratories, Inc., Class A (a)(b)	42,000	1,326,780
Internet Software & Services 4.0%
Google, Inc., Class A (a)	34,840	23,683,187
IT Services 5.5%
Accenture PLC, Class A	124,100	8,365,581
International Business Machines Corp.	48,120	9,360,784
Mastercard, Inc., Class A	31,100	14,334,923
Visa, Inc., Class A	7,800	1,082,328
Total		33,143,616
Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc. (a)(b)	976,200	2,001,210
Linear Technology Corp.	194,300	6,073,818
Total		8,075,028
Software 8.5%
Microsoft Corp. (c)	943,190	26,913,927
Oracle Corp.	436,600	13,556,430
SolarWinds, Inc. (a)	56,600	2,863,394
VMware, Inc., Class A (a)	91,000	7,714,070
Total		51,047,821
TOTAL INFORMATION TECHNOLOGY		181,371,631
MATERIALS 4.1%
Chemicals 4.1%
CF Industries Holdings, Inc.	48,100	9,869,639

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Eastman Chemical Co.	104,200	$6,172,808
PPG Industries, Inc.	70,500	8,254,140
Total		24,296,587
TOTAL MATERIALS		24,296,587
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	339,000	15,132,960
TOTAL TELECOMMUNICATION SERVICES		15,132,960
UTILITIES 0.4%
Gas Utilities 0.4%
Questar Corp.	133,400	2,700,016
TOTAL UTILITIES		2,700,016
Total Common Stocks (Cost: $505,176,941)		$588,391,067
	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.149% (d)(e)	10,708,257	$10,708,257
Total Money Market Funds (Cost: $10,708,257)		$10,708,257

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.6%
Commercial Paper 0.8%
Foreningsparbanken (Swedbank)
11/05/12	0.340%	$4,995,514	$4,995,514
Repurchase Agreements 2.8%
BNP Paribas Securities Corp. dated 10/31/12, matures 11/01/12, repurchase price $5,000,039 (f)
	0.280%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 10/31/12, matures 11/01/12, repurchase price $1,626,811 (f)
	0.350%	1,626,795	1,626,795
Natixis Financial Products, Inc. dated 10/31/12, matures 11/01/12, repurchase price $10,000,106 (f)
	0.380%	10,000,000	10,000,000
Total			16,626,795
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $21,622,309)			$21,622,309
Total Investments
(Cost: $537,507,507) (g)			$620,721,633(h)
Other Assets & Liabilities, Net			(21,259,883)
Net Assets			$599,461,750

Investments in Derivatives Futures Contracts Outstanding at October 31, 2012

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	34	11,957,800	December 2012	—	(227,595)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At October 31, 2012, security was partially or fully on loan.
(c)

At October 31, 2012, investments in securities included securities valued at $1,569,700 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	8,515,604	56,534,945	(54,342,292)	10,708,257	4,779	10,708,257

(f)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.280%)

Security Description	Value ($)

United States Treasury Bill	397
United States Treasury Note/Bond	5,099,604
Total Market Value of Collateral Securities	5,100,001

Mizuho Securities USA, Inc. (0.350%)

Security Description	Value ($)

Cash Collateral in Lieu of Securities	49,978
United States Treasury Bill	502,767
United States Treasury Inflation Indexed Bonds	8,990
United States Treasury Note/Bond	1,079,396
United States Treasury Strip Coupon	17,201
Total Market Value of Collateral Securities	1,658,332

Natixis Financial Products, Inc. (0.380%)

Security Description	Value ($)

Fannie Mae Pool	1,617,318
Fannie Mae REMICS	1,727,008
Fannie Mae-Aces	28,710
Freddie Mac Gold Pool	11,394
Freddie Mac Non Gold Pool	355,755
Freddie Mac REMICS	885,992
Ginnie Mae I Pool	273,261
Ginnie Mae II Pool	874,584
Government National Mortgage Association	4,426,085
Total Market Value of Collateral Securities	10,200,107

(g)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $537,508,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$97,514,000
Unrealized Depreciation	(14,300,000)
Net Unrealized Appreciation	$83,214,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	95,950,857	—	—	95,950,857
Consumer Staples	78,783,717	—	—	78,783,717
Energy	22,325,038	—	—	22,325,038
Financials	26,469,474	—	—	26,469,474
Health Care	70,215,312	—	—	70,215,312
Industrials	71,145,475	—	—	71,145,475
Information Technology	181,371,631	—	—	181,371,631
Materials	24,296,587	—	—	24,296,587
Telecommunication Services	15,132,960	—	—	15,132,960
Utilities	2,700,016	—	—	2,700,016
Total Equity Securities	588,391,067	—	—	588,391,067
Other
Money Market Funds	10,708,257	—	—	10,708,257
Investments of Cash Collateral Received for Securities on Loan	—	21,622,309	—	21,622,309
Total Other	10,708,257	21,622,309	—	32,330,566
Investments in Securities	599,099,324	21,622,309	—	620,721,633
Derivatives
Liabilities
Futures Contracts	(227,595)	—	—	(227,595)
Total	598,871,729	21,622,309	—	620,494,038

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Value Quantitative Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 8.0%
Automobiles 0.3%
General Motors Co. (a)	32,000	$816,000
Media 3.5%
Comcast Corp., Class A	154,500	5,795,295
DISH Network Corp., Class A	88,850	3,165,726
Total		8,961,021
Multiline Retail 2.5%
Dillard’s, Inc., Class A	39,800	3,064,600
Macy’s, Inc.	91,700	3,491,019
Total		6,555,619
Specialty Retail 1.7%
Aaron’s, Inc.	145,800	4,495,014
TOTAL CONSUMER DISCRETIONARY		20,827,654
CONSUMER STAPLES 6.8%
Food & Staples Retailing 3.6%
Safeway, Inc.	243,200	3,966,592
Wal-Mart Stores, Inc.	8,700	652,674
Walgreen Co.	131,700	4,639,791
Total		9,259,057
Food Products 0.4%

Campbell Soup Co.	31,100	1,096,897
Household Products 0.7%
Procter & Gamble Co. (The)	27,882	1,930,550
Tobacco 2.1%
Altria Group, Inc.	25,100	798,180
Philip Morris International, Inc.	52,340	4,635,230
Total		5,433,410
TOTAL CONSUMER STAPLES		17,719,914
ENERGY 16.3%
Energy Equipment & Services 0.7%
McDermott International, Inc. (a)	9,400	100,674
National Oilwell Varco, Inc.	24,400	1,798,280
Total		1,898,954
Oil, Gas & Consumable Fuels 15.6%
Apache Corp.	2,900	239,975
Chevron Corp.	88,846	9,791,718
ConocoPhillips (b)	114,708	6,635,858

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	114,300	$10,420,731
Marathon Oil Corp.	172,375	5,181,592
Tesoro Corp.	98,200	3,703,122
Valero Energy Corp.	160,103	4,658,997
Total		40,631,993
TOTAL ENERGY		42,530,947
FINANCIALS 26.6%
Capital Markets 3.3%
American Capital Ltd. (a)	341,000	4,020,390
BlackRock, Inc.	23,800	4,514,384
Total		8,534,774
Commercial Banks 3.8%
CapitalSource, Inc.	302,500	2,392,775
SunTrust Banks, Inc.	13,900	378,080
U.S. Bancorp	5,700	189,297
Wells Fargo & Co.	203,865	6,868,212
Total		9,828,364
Consumer Finance 2.8%
Discover Financial Services	133,927	5,491,007
SLM Corp.	112,400	1,975,992
Total		7,466,999
Diversified Financial Services 5.1%
Citigroup, Inc.	91,049	3,404,322
JPMorgan Chase & Co.	238,820	9,954,018
Total		13,358,340
Insurance 7.9%
Aflac, Inc.	54,400	2,708,032
Allstate Corp. (The)	91,100	3,642,178
Aon PLC	30,600	1,650,870
Berkshire Hathaway, Inc., Class B (a)	17,060	1,473,131
MetLife, Inc.	151,500	5,376,735
Protective Life Corp.	69,809	1,905,785
Prudential Financial, Inc.	52,000	2,966,600
Reinsurance Group of America, Inc.	14,927	789,937
Total		20,513,268
Real Estate Investment Trusts (REITs) 3.7%
CBL & Associates Properties, Inc.	16,900	378,053
Extra Space Storage, Inc.	24,600	848,454
Simon Property Group, Inc.	28,998	4,413,786

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	50,100	$3,935,355
Total		9,575,648
TOTAL FINANCIALS		69,277,393
HEALTH CARE 12.0%
Health Care Providers & Services 2.8%
Humana, Inc.	55,400	4,114,558
UnitedHealth Group, Inc.	54,900	3,074,400
Total		7,188,958
Pharmaceuticals 9.2%
Eli Lilly & Co.	101,900	4,955,397
Johnson & Johnson	12,575	890,561
Merck & Co., Inc.	158,000	7,209,540
Pfizer, Inc.	439,287	10,925,068
Total		23,980,566
TOTAL HEALTH CARE		31,169,524
INDUSTRIALS 9.2%
Aerospace & Defense 3.3%
Lockheed Martin Corp.	30,800	2,885,036
Northrop Grumman Corp.	64,000	4,396,160
Raytheon Co.	22,000	1,244,320
Total		8,525,516
Commercial Services & Supplies 2.6%
Pitney Bowes, Inc.	228,300	3,278,388
RR Donnelley & Sons Co.	148,049	1,483,451
Tyco International Ltd.	74,700	2,007,189
Total		6,769,028
Industrial Conglomerates 1.3%
General Electric Co.	162,247	3,416,922
Machinery 2.0%
Illinois Tool Works, Inc.	66,300	4,066,179
Parker Hannifin Corp.	14,100	1,109,106
Total		5,175,285
TOTAL INDUSTRIALS		23,886,751
INFORMATION TECHNOLOGY 5.4%
Communications Equipment 2.5%
Cisco Systems, Inc.	383,300	6,569,762

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 0.9%
Western Digital Corp.	67,200	$2,300,256
Semiconductors & Semiconductor Equipment 1.3%
Applied Materials, Inc.	300,400	3,184,240
NVIDIA Corp. (a)	18,800	225,036
Total		3,409,276
Software 0.7%
CA, Inc.	83,000	1,869,160
TOTAL INFORMATION TECHNOLOGY		14,148,454
MATERIALS 3.9%
Chemicals 3.5%
CF Industries Holdings, Inc.	22,300	4,575,737
LyondellBasell Industries NV, Class A	84,600	4,516,794
Total		9,092,531
Paper & Forest Products 0.4%
Domtar Corp.	12,800	1,020,800
TOTAL MATERIALS		10,113,331
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	237,265	8,206,996
TOTAL TELECOMMUNICATION SERVICES		8,206,996
UTILITIES 6.9%
Electric Utilities 1.9%
Entergy Corp.	63,775	4,628,790
Pinnacle West Capital Corp.	4,600	243,662
Total		4,872,452
Independent Power Producers & Energy Traders 1.5%
AES Corp.	383,800	4,010,710
Multi-Utilities 3.5%
PG&E Corp.	101,500	4,315,780
Public Service Enterprise Group, Inc.	149,910	4,803,116
Total		9,118,896
TOTAL UTILITIES		18,002,058
Total Common Stocks (Cost: $216,336,758)		$255,883,022

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.149% (c)(d)	4,623,308	$4,623,308
Total Money Market Funds (Cost: $4,623,308)		$4,623,308

Investments in Derivatives Futures Contracts Outstanding at October 31, 2012

Total Investments
(Cost: $220,960,066) (e)	$260,506,330(f)
Other Assets & Liabilities, Net	86,166
Net Assets	$260,592,496

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	14	4,923,800	Dec. 2012	—	(114,173)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At October 31, 2012, investments in securities included securities valued at $578,500 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,690,281	8,096,802	(8,163,775)	4,623,308	1,781	4,623,308

(e)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $220,960,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46,027,000
Unrealized Depreciation	(6,481,000)
Net Unrealized Appreciation	$39,546,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,827,654	—	—	20,827,654
Consumer Staples	17,719,914	—	—	17,719,914
Energy	42,530,947	—	—	42,530,947
Financials	69,277,393	—	—	69,277,393
Health Care	31,169,524	—	—	31,169,524
Industrials	23,886,751	—	—	23,886,751
Information Technology	14,148,454	—	—	14,148,454
Materials	10,113,331	—	—	10,113,331
Telecommunication Services	8,206,996	—	—	8,206,996
Utilities	18,002,058	—	—	18,002,058
Total Equity Securities	255,883,022	—	—	255,883,022
Other
Money Market Funds	4,623,308	—	—	4,623,308
Total Other	4,623,308	—	—	4,623,308
Investments in Securities	260,506,330	—	—	260,506,330
Derivatives
Liabilities
Futures Contracts	(114,173)	—	—	(114,173)
Total	260,392,157	—	—	260,392,157

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Limited Duration Credit Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 83.9%
Aerospace & Defense 2.8%
L-3 Communications Corp.
11/15/16	3.950%	$11,905,000	$12,941,044
10/15/19	5.200%	2,210,000	2,514,788
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	6,940,000	7,902,363
Northrop Grumman Corp. Senior Unsecured
08/01/19	5.050%	5,860,000	6,834,600
Total			30,192,795
Banking 0.4%
Morgan Stanley Senior Unsecured
03/22/17	4.750%	3,995,000	4,323,373
Chemicals 0.6%
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	2,025,000	2,244,609
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	4,056,000	4,390,620
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	190,000	209,475
Total			6,844,704
Construction Machinery 0.9%
CNH Capital LLC Senior Notes (a)
11/01/15	3.875%	1,484,000	1,521,100
Case New Holland, Inc.
09/01/13	7.750%	4,225,000	4,436,250
Manitowoc Co., Inc. (The) (b)
11/01/13	7.125%	4,350,000	4,350,000
Total			10,307,350
Consumer Products 1.9%
Clorox Co. (The) Senior Unsecured
11/01/15	3.550%	5,750,000	6,140,293
10/15/17	5.950%	9,165,000	10,973,328
Jarden Corp.
05/01/16	8.000%	3,860,000	4,125,375
Total			21,238,996
Electric 13.1%
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	6,110,000	6,489,324

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	$5,920,000	$6,935,020
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	2,040,000	2,166,480
12/15/15	6.875%	7,290,000	8,302,093
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	4,335,000	4,538,086
Consumers Energy Co. 1st Mortgage
09/15/18	5.650%	1,000,000	1,227,901
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	6,330,000	7,450,695
Dominion Resources, Inc. Senior Unsecured
11/30/17	6.000%	5,197,000	6,316,018
06/15/18	6.400%	8,295,000	10,390,549
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	6,605,000	8,121,270
09/15/19	5.050%	5,339,000	6,345,620
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,490,000	4,248,880
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	432,000	529,038
Indiana Michigan Power Co. Senior Unsecured
12/01/15	5.650%	95,000	106,854
Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	5,746,000	5,832,845
04/01/14	4.875%	4,522,000	4,769,778
NextEra Energy Capital Holdings
06/01/15	1.200%	4,310,000	4,332,933
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	5,841,000	6,383,045
Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	10,780,000	12,301,899
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	3,195,000	3,645,907
Sierra Pacific Power Co.
05/15/16	6.000%	8,424,000	9,846,822

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	$20,394,000	$21,608,346
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	1,440,000	1,702,066
Total			143,591,469
Entertainment 0.4%
Historic TW, Inc.
06/15/18	6.875%	1,345,000	1,718,042
Time Warner, Inc.
03/15/20	4.875%	1,870,000	2,199,021
Total			3,917,063
Environmental 2.0%
Waste Management, Inc.
03/15/18	6.100%	17,060,000	20,488,019
06/30/20	4.750%	1,150,000	1,333,866
Total			21,821,885
Food and Beverage 7.5%
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	6,564,000	7,658,081
03/15/18	2.100%	10,970,000	11,100,828
Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,373,295
05/15/17	7.250%	1,420,000	1,672,050
General Mills, Inc. (c)
10/15/14	6.190%	22,940,000	25,361,317
Heineken NV Senior Notes (a)
10/01/17	1.400%	4,305,000	4,324,364
Kraft Foods Group, Inc. Senior Unsecured (a)
08/23/18	6.125%	12,620,000	15,732,228
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	2,005,000	2,494,876
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	6,885,000	7,217,208
SABMiller PLC Senior Unsecured (a)
07/15/18	6.500%	4,615,000	5,791,704
Total			82,725,951
Gas Pipelines 15.2%
CenterPoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	3,300,000	3,491,987
11/01/17	6.125%	9,510,000	11,583,342

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	$15,955,000	$18,510,640
Enterprise Products Operating LLC
01/31/19	6.500%	2,175,000	2,755,407
01/31/20	5.250%	2,720,000	3,264,819
09/01/20	5.200%	2,565,000	3,097,512
Gulfstream Natural Gas System LLC (a) Senior Unsecured
11/01/15	5.560%	2,140,000	2,384,371
06/01/16	6.950%	8,216,000	9,731,400
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/18	5.950%	8,019,000	9,770,662
02/15/20	6.850%	3,460,000	4,419,638
09/15/20	5.300%	2,865,000	3,394,678
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	13,805,000	14,365,110
NiSource Finance Corp.
09/15/17	5.250%	10,695,000	12,415,873
09/15/20	5.450%	2,838,000	3,370,554
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	4,441,000	5,285,123
04/15/17	5.950%	9,165,000	10,688,783
Panhandle Eastern Pipeline Co. LP Senior Unsecured
08/15/13	6.050%	5,000,000	5,190,255
11/01/17	6.200%	13,302,000	16,001,668
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	6,535,000	7,096,683
01/15/20	5.750%	3,415,000	4,170,193
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	663,000	717,698
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	9,270,000	9,177,300
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	3,530,000	4,137,831
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	2,040,000	2,380,682
Total			167,402,209
Health Care 3.2%
AmerisourceBergen Corp.
09/15/15	5.875%	7,590,000	8,635,591
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	1,175,000	1,349,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Express Scripts Holding Co.
05/15/16	3.125%	$1,320,000	$1,405,388
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	9,780,000	10,981,634
03/30/17	6.050%	9,135,000	10,722,416
Medco Health Solutions, Inc. Senior Unsecured
09/15/15	2.750%	1,640,000	1,714,430
Total			34,808,719
Healthcare Insurance 1.6%
UnitedHealth Group, Inc. Senior Unsecured
10/15/15	0.850%	4,295,000	4,312,489
WellPoint, Inc. Senior Unsecured
01/15/16	5.250%	2,760,000	3,090,312
06/15/17	5.875%	8,840,000	10,467,833
Total			17,870,634
Independent Energy 3.9%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	5,602,000	6,507,350
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	1,325,000	1,477,375
Chesapeake Energy Corp.
02/15/15	9.500%	1,117,000	1,251,040
Continental Resources, Inc.
10/01/19	8.250%	3,716,000	4,189,790
Denbury Resources, Inc.
03/01/16	9.750%	1,250,000	1,334,375
Encore Acquisition Co.
05/01/16	9.500%	3,870,000	4,169,925
Forest Oil Corp.
02/15/14	8.500%	2,482,000	2,674,355
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	11,120,000	11,159,343
Woodside Finance Ltd. (a)
11/10/14	4.500%	9,765,000	10,388,305
Total			43,151,858
Integrated Energy 0.3%
Petro-Canada Senior Unsecured
05/15/18	6.050%	2,466,000	3,027,471

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 4.2%
Hartford Financial Services Group, Inc. Senior Unsecured
10/15/17	4.000%	$14,190,000	$15,439,344
MetLife, Inc. Senior Unsecured (d)
12/15/17	1.756%	4,305,000	4,375,120
Prudential Covered Trust Secured (a)
09/30/15	2.997%	13,585,000	14,105,374
Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	4,070,000	4,922,494
06/21/20	5.375%	5,910,000	6,928,133
Total			45,770,465
Media Cable 2.8%
Comcast Corp.
02/15/18	5.875%	7,520,000	9,176,836
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	13,760,000	14,177,726
DISH DBS Corp.
02/01/16	7.125%	1,544,000	1,725,420
Time Warner Cable, Inc.
07/01/18	6.750%	4,345,000	5,500,475
Total			30,580,457
Media Non-Cable 4.9%
BSKYB Finance UK PLC (a)
10/15/15	5.625%	9,635,000	10,945,822
British Sky Broadcasting Group PLC (a)
02/15/18	6.100%	8,839,000	10,515,944
NBCUniversal Media LLC Senior Unsecured
04/30/20	5.150%	11,043,000	13,224,556
News America, Inc.
12/15/14	5.300%	1,270,000	1,394,035
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	3,840,000	4,028,509
TCM Sub LLC (a)
01/15/15	3.550%	13,280,000	13,976,509
Total			54,085,375
Metals 1.2%
ArcelorMittal Senior Unsecured
02/25/17	4.750%	8,835,000	8,595,342
Teck Resources Ltd.
02/01/18	2.500%	4,870,000	4,926,166
Total			13,521,508

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified 2.0%
General Electric Capital Corp. Senior Unsecured
04/27/17	2.300%	$14,835,000	$15,324,258
05/04/20	5.550%	5,735,000	6,822,207
Total			22,146,465
Oil Field Services 0.9%
Noble Holding International Ltd.
03/01/16	3.050%	1,215,000	1,280,044
03/15/17	2.500%	3,935,000	4,075,987
Weatherford International Ltd.
02/15/16	5.500%	4,430,000	4,865,376
Total			10,221,407
Packaging 0.4%
Ball Corp.
09/01/16	7.125%	2,993,000	3,217,475
Greif, Inc. Senior Unsecured
02/01/17	6.750%	1,375,000	1,515,938
Total			4,733,413
Property & Casualty 2.0%
CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	7,714,000	8,905,250
Liberty Mutual Group, Inc. Senior Unsecured (a)
08/15/16	6.700%	11,570,000	13,120,715
Total			22,025,965
Railroads 4.0%
Burlington Northern Santa Fe LLC Senior Unsecured
05/01/17	5.650%	3,315,000	3,947,389
03/15/18	5.750%	2,820,000	3,432,665
10/01/19	4.700%	1,545,000	1,801,292
CSX Corp. Senior Unsecured
05/01/17	5.600%	1,390,000	1,640,812
03/15/18	6.250%	15,945,000	19,633,270
10/30/20	3.700%	1,505,000	1,634,325
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	1,235,000	1,498,149
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	4,140,000	4,960,949
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	4,210,000	5,154,947
Total			43,703,798

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining 1.3%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	$4,335,000	$4,644,788
Valero Energy Corp.
02/01/15	4.500%	8,370,000	9,026,576
Total			13,671,364
Restaurants 1.0%
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	8,635,000	10,533,353
Supermarkets 0.9%
Safeway, Inc. Senior Unsecured
12/01/16	3.400%	9,609,000	10,069,079
Technology 2.3%
Anixter, Inc.
03/01/15	5.950%	3,600,000	3,807,000
Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	21,869,000	21,296,601
Total			25,103,601
Transportation Services 1.3%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	11,795,000	14,305,913
Wirelines 0.9%
CenturyLink, Inc. Senior Unsecured
03/15/22	5.800%	3,443,000	3,624,050
Frontier Communications Corp. Senior Unsecured
01/15/13	6.250%	3,258,000	3,282,435
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	2,547,000	2,744,393
Total			9,650,878
Total Corporate Bonds & Notes (Cost: $891,808,118)			$921,347,518

U.S. Treasury Obligations 8.4%
U.S. Treasury
10/31/13	2.750%	86,565,000	88,746,005

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
09/30/17	0.625%	$3,130,000	$3,118,995
Total U.S. Treasury Obligations (Cost: $91,855,744)			$91,865,000

		Shares	Value

Money Market Funds 6.4%
Columbia Short-Term Cash Fund, 0.149% (e)(f)		70,370,350	70,370,350
Total Money Market Funds (Cost: $70,370,350)			$70,370,350

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan —%
Repurchase Agreements —%
Credit Suisse Securities (USA) LLC dated 10/31/12, matures 11/01/12, repurchase price $1,188 (g)
	0.270%	$1,188	$1,188
Royal Bank of Canada dated 10/31/12, matures 11/01/12, repurchase price $501,129 (g)
	0.310%	501,125	501,125
Total			502,313
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $502,313)			$502,313
Total Investments (Cost: $1,054,536,525) (h)			$1,084,085,181(i)
Other Assets & Liabilities, Net			14,365,538
Net Assets			$1,098,450,719

Investments in Derivatives Futures Contracts Outstanding at October 31, 2012

At October 31, 2012, $1,874,675 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	(253)	(55,743,017)	December 2012	19,387	—
U.S. Treasury Note, 5-year	(2,219)	(275,710,750)	December 2012	—	(421,210)
U.S. Treasury Note, 10-year	(543)	(72,235,969)	December 2012	—	(103,867)
Total				19,387	(525,077)

Notes to Portfolio of Investments

(a)             Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $161,741,198 or 14.72% of net assets.

(b)             At October 31, 2012, security was partially or fully on loan.

(c)             Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2012, the value of these securities amount to $25,361,317, which represents 2.31% of net assets.

(d)             Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(e)             The rate shown is the seven-day current annualized yield at October 31, 2012.

(f)               As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	141,956,080	154,019,788	(225,605,518)	70,370,350	29,438	70,370,350

(g)             The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.270%)

Security Description	Value ($)

United States Treasury Strip Coupon	1,211
Total Market Value of Collateral Securities	1,211

Royal Bank of Canada (0.310%)

Security Description	Value ($)

Fannie Mae Pool	511,148
Total Market Value of Collateral Securities	511,148

(h)             At October 31, 2012, the cost of securities for federal income tax purposes was approximately $1,054,537,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,216,000
Unrealized Depreciation	(668,000)
Net Unrealized Appreciation	$29,548,000

(i)                Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food and Beverage	—	57,364,634	25,361,317	82,725,951
All Other Industries	—	838,621,567	—	838,621,567
U.S. Treasury Obligations	91,865,000	—	—	91,865,000
Total Bonds	91,865,000	895,986,201	25,361,317	1,013,212,518
Other
Money Market Funds	70,370,350	—	—	70,370,350
Investments of Cash Collateral Received for Securities on Loan	—	502,313	—	502,313
Total Other	70,370,350	502,313	—	70,872,663
Investments in Securities	162,235,350	896,488,514	25,361,317	1,084,085,181
Derivatives
Assets
Futures Contracts	19,387	—	—	19,387
Liabilities
Futures Contracts	(525,077)	—	—	(525,077)
Total	161,729,660	896,488,514	25,361,317	1,083,579,491

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds
& Notes ($)
Balance as of July 31, 2012	—
Accrued discounts/premiums	(28,492)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	12,750
Sales	—
Purchases	25,377,059
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2012	25,361,317

(a)Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $12,750.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
AIRPORT 5.2%
Minneapolis-St Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2005C (NPFGC/FGIC)
01/01/31	5.000%	$6,185,000	$6,547,936
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	2,000,000	2,327,080
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,660,547
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,619,853
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	3,036,038
Minneapolis-St. Paul Metropolitan Airports Commission (b)
Refunding Revenue Bonds
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,156,610
01/01/31	5.000%	750,000	864,855
Total			24,212,919
HEALTH SERVICES 3.5%
City of Center City Revenue Bonds Hazelden Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,735,456
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,119,130
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,069,700
05/15/26	5.250%	1,000,000	1,060,340
05/15/36	5.250%	9,000,000	9,449,820
Total			16,434,446
HIGHER EDUCATION 15.0%
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	292,534
05/01/37	5.500%	6,000,000	6,279,240
Carleton College
6th Series 2008T
01/01/28	5.000%	3,000,000	3,466,740
Series 2010D
03/01/40	5.000%	2,515,000	2,815,392

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
College of Saint Benedict
Series 2011-7M
03/01/36	5.125%	$275,000	$291,967
College of St. Benedict
Series 2011-7M
03/01/31	5.000%	300,000	320,067
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	950,571
12/01/35	5.250%	1,000,000	1,099,040
12/01/40	5.125%	500,000	540,465
Series 2011-7J
12/01/40	6.300%	1,800,000	2,067,462
Series 2012
12/01/27	4.250%	350,000	366,117
12/01/32	4.000%	350,000	353,178
Gustavus Adolphus College
Series 2010-7B
10/01/35	4.750%	1,305,000	1,413,576
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	547,470
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,180,790
10/01/40	6.000%	4,000,000	4,627,360
St. Benedict College
Series 2008V
03/01/18	5.000%	500,000	569,900
03/01/23	4.750%	800,000	863,184
St. Catherine University
Series 2012-7Q
10/01/25	5.000%	325,000	373,175
10/01/26	5.000%	280,000	320,228
10/01/27	5.000%	200,000	227,734
10/01/32	5.000%	700,000	790,447
St. John’s University
6th Series 2005G
10/01/22	5.000%	6,500,000	7,014,215
6th Series 2008U
10/01/28	4.750%	1,000,000	1,103,330
10/01/33	4.750%	825,000	901,783
St. Olaf College
Series 2007O
10/01/22	5.000%	3,040,000	3,357,102
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	4,025,345
6th Series 2009X
04/01/39	5.250%	6,000,000	6,538,860
Minnesota State Colleges & Universities Refunding Revenue Bonds Series 2012A
10/01/22	5.000%	1,410,000	1,777,192

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
St. Cloud Economic Development Authority Refunding Revenue Bonds St. Cloud State University Foundation Project Series 2012
05/01/22	4.000%	$1,010,000	$1,169,186
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,148,520
Series 2011A
12/01/31	5.250%	5,000,000	6,065,850
12/01/36	5.000%	5,985,000	7,060,744
Total			69,918,764
HOSPITAL 23.2%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	500,000	525,685
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,149,219
05/01/20	5.000%	1,000,000	1,086,540
05/01/21	5.000%	1,500,000	1,609,950
05/01/37	5.250%	6,610,000	6,933,361
North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,556,125
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,314,672
City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,572,720
City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07/01/30	5.875%	1,950,000	2,140,651
City of Rochester (c)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	4,000,000	4,846,160
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	8,300,000	8,497,291

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	$5,000,000	$5,563,250
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,261,504
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,380,790
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,812,562
City of Winona
Refunding Revenue Bonds
Winona Health Obligation
Series 2012
07/01/34	5.000%	750,000	790,380
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,122,260
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	2,084,976
03/01/21	5.375%	1,045,000	1,118,756
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,079,540
11/01/37	5.750%	2,250,000	2,388,105
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,170,920
08/15/30	5.000%	2,500,000	2,625,175
08/15/35	5.250%	2,275,000	2,604,283
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,921,260
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,153,812

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2009A-1
11/15/29	5.250%	$7,000,000	$7,870,380
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	8,035,910
02/01/29	5.000%	3,000,000	3,222,450
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,119,220
11/15/30	6.000%	1,490,000	1,572,263
11/15/35	6.000%	3,500,000	3,672,830
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,916,223
Total			107,719,223
JOINT POWER AUTHORITY 0.9%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings - S.E. Twin Cities Transportation
Series 2012
01/01/19	5.000%	1,925,000	2,284,205
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/42	5.000%	1,500,000	1,683,825
Total			3,968,030
LOCAL APPROPRIATION 1.1%
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,547,400
Minnetrista Economic Development Authority Revenue Bonds Series 2009A
02/01/31	4.750%	400,000	433,036
Total			4,980,436
LOCAL GENERAL OBLIGATION 4.6%
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,192,620
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	589,070

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	$2,010,000	$2,278,998
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02/01/23	5.000%	1,125,000	1,326,308
02/01/24	5.000%	1,170,000	1,379,360
Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	1,730,000	1,764,341
Metropolitan Council
Unlimited General Obligation Bonds
Wastewater
Series 2012B
09/01/23	5.000%	3,125,000	4,000,812
09/01/26	5.000%	3,300,000	4,157,307
Unlimited General Obligation Refunding Bonds
Waste Water
Series 2005B
05/01/25	5.000%	2,000,000	2,191,500
Wastewater
Series 2012E
09/01/24	5.000%	2,000,000	2,542,680
Total			21,422,996
MULTI-FAMILY 2.3%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A (FHLMC)
04/01/27	5.000%	2,500,000	2,743,900
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,681,140
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,061,790
12/01/30	6.000%	3,000,000	3,222,030
City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,173,860
Total			10,882,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 11.4%
City of Chaska Electric
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10/01/20	5.250%	$1,165,000	$1,279,205
10/01/30	5.000%	3,800,000	4,024,808
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	307,355
12/01/25	5.000%	400,000	482,396
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10/01/29	5.125%	5,500,000	5,890,940
Series 2005
10/01/30	5.000%	3,500,000	3,723,230
Series 2007
10/01/32	4.750%	3,000,000	3,238,260
Series 2010A
10/01/35	5.250%	7,000,000	7,902,370
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,874,990
Series 2008A
01/01/21	5.000%	3,500,000	4,042,640
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,706,360
Southern Minnesota Municipal Power Agency (d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,360,900
01/01/26	0.000%	10,000,000	6,341,000
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012-A
01/01/29	5.000%	1,200,000	1,451,028
01/01/30	5.000%	1,000,000	1,206,220
Total			52,831,702
NURSING HOME 2.1%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/40	7.000%	1,000,000	1,077,390
11/01/46	7.000%	1,000,000	1,068,050
Senior Revenue Bonds
Homestead Anoka Project
Series 2011B
11/01/34	6.875%	2,765,000	2,993,306
City of Sartell
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME (CONTINUED)
Country Manor Campus
Series 2010A
09/01/30	6.125%	$840,000	$891,139
09/01/36	6.250%	925,000	987,937
09/01/42	6.375%	2,435,000	2,598,608
Total			9,616,430
OTHER BOND ISSUE 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,649,025
OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	254,902
08/01/36	5.700%	1,250,000	1,274,225
Total			1,529,127
POOL / BOND BANK 1.2%
City of Minneapolis
Limited Tax Supported Common Revenue Bonds
Open Access Tech International, Inc.
Series 2010
12/01/30	6.250%	1,000,000	1,233,330
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,110,606
06/01/28	5.000%	1,500,000	1,567,950
Minnesota Public Facilities Authority Revenue Bonds Series 2005A
03/01/19	5.000%	1,480,000	1,628,533
Total			5,540,419
PREP SCHOOL 2.2%
City of Victoria
Refunding Revenue Bonds
Holy Family Catholic High
Series 2012
09/01/29	5.000%	2,100,000	2,215,017
09/01/29	4.600%	1,000,000	1,014,970
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,516,350
Revenue Bonds
Nova Classical Academy
Series 2011A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
09/01/42	6.625%	$1,500,000	$1,637,790
Total			10,384,127
REFUNDED / ESCROWED 3.5%
Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	65,000	66,299
Puerto Rico Electric Power Authority Prerefunded 07/01/13 Revenue Bonds Series 2003NN (NPFGC) (e)
07/01/32	5.000%	2,820,000	2,909,366
State of Minnesota Prerefunded 11/01/12 Unlimited General Obligation Bonds Series 2002
11/01/15	5.250%	3,575,000	3,575,000
Western Minnesota Municipal Power Agency
Prerefunded 01/01/13 Revenue Bonds
Series 2003A (NPFGC)
01/01/26	5.000%	7,250,000	7,307,782
Revenue Bonds
Series 1977A Escrowed to Maturity
01/01/16	6.375%	2,315,000	2,542,518
Total			16,400,965
RETIREMENT COMMUNITIES 3.0%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,559,835
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,001,370
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,342,075
10/01/33	6.000%	3,000,000	3,186,870
10/01/47	6.250%	1,265,000	1,343,291
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,151,168

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	$1,500,000	$1,553,085
Total			14,137,694
SINGLE FAMILY 2.7%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	928,512	984,585
Revenue Bonds
Mortgage-Backed Securities Program-City Living
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	935,000	1,031,651
Minneapolis/St. Paul Housing Finance Board (a)
Revenue Bonds
Single Family Housing
Series 2005A-4 AMT
12/01/37	4.700%	53,399	55,587
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	560,000	608,653
Series 2009
01/01/40	5.100%	860,000	923,786
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2006B AMT
07/01/26	4.750%	1,230,000	1,267,343
07/01/31	4.850%	1,650,000	1,691,184
Series 2006I AMT
07/01/26	5.050%	3,030,000	3,166,713
Series 2006M AMT
01/01/37	5.750%	1,105,000	1,158,681
Minnesota Housing Finance Agency (a)(c)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	1,575,000	1,635,905
Total			12,524,088
SPECIAL NON PROPERTY TAX 5.0%
City of Lakeville
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	177,588
02/01/27	5.000%	225,000	224,415
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,801,984

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
12/15/29	5.000%	$1,825,000	$2,099,225
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (e)
08/01/41	5.250%	4,750,000	5,018,755
State of Minnesota Revenue Bonds Public Safety Radio Series 2011
06/01/25	5.000%	1,950,000	2,299,596
Territory of Guam (e)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,927,175
Series 2011A
01/01/42	5.125%	1,200,000	1,334,808
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes Series 2012-A (e)
10/01/32	5.000%	2,905,000	3,145,737
Total			23,029,283
SPECIAL PROPERTY TAX 0.6%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,540,000	2,629,383
STATE APPROPRIATED 4.8%
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12/01/23	5.000%	5,000,000	5,241,900
12/01/27	5.125%	10,815,000	11,289,887
University of Minnesota Revenue Bonds State Supported Biomed Science Research Series 2011B
08/01/36	5.000%	5,000,000	5,848,200
Total			22,379,987
STATE GENERAL OBLIGATION 1.1%
State of Minnesota
Unlimited General Obligation Bonds
State Trunk Highway
Series 2011B
10/01/30	5.000%	2,000,000	2,443,880
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2010D

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
08/01/19	5.000%	$2,000,000	$2,510,260
Total			4,954,140
STUDENT LOAN 0.7%
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11/01/29	5.000%	3,000,000	3,380,730
TOBACCO 2.4%
Tobacco Securitization Authority
Refunding Revenue Bonds
Tobacco Settlement
Series 2011B
03/01/26	5.250%	2,000,000	2,263,520
03/01/31	5.250%	8,000,000	8,910,560
Total			11,174,080
WATER & SEWER 0.8%
City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02/01/25	5.000%	3,305,000	3,598,583
Total Municipal Bonds (Cost: $416,416,744)			$455,299,297

Floating Rate Notes 0.5%
City of Center City Revenue Bonds Hazelden Foundation Project VRDN Series 2005 (U.S. Bank) (f)(g)
11/01/35	0.250%	1,120,000	1,120,000
St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project VRDN Series 2005-7 (JP Morgan Chase Bank) (f)(g)
05/01/25	0.260%	1,400,000	1,400,000
Total Floating Rate Notes (Cost: $2,520,000)			$2,520,000

		Shares	Value

Money Market Funds 0.6%
JPMorgan Tax Free Money Market Fund, 0.000% (h)		2,646,681	$2,646,681
Total Money Market Funds (Cost: $2,646,681)			$2,646,681
Total Investments (Cost: $421,583,425) (i)			$460,465,978(j)
Other Assets & Liabilities, Net			4,269,112
Net Assets			$464,735,090

Notes to Portfolio of Investments

(a)             Income from this security may be subject to alternative minimum tax.

(b)             Represents a security purchased on a when-issued or delayed delivery basis.

(c)             Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(d)             Zero coupon bond.

(e)             Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At October 31, 2012, the value of these securities amounted to $16,335,841 or 3.52% of net assets.

(f)               Interest rate varies to reflect current market conditions; rate shown is the effective rate on October 31, 2012.

(g)             The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(h)             The rate shown is the seven-day current annualized yield at October 31, 2012.

(i)                At October 31, 2012, the cost of securities for federal income tax purposes was approximately $421,583,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,883,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$38,883,000

(j)                Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	455,299,297	—	455,299,297
Total Bonds	—	455,299,297	—	455,299,297

Short-Term Securities
Floating Rate Notes	—	2,520,000	—	2,520,000
Total Short-Term Securities	—	2,520,000	—	2,520,000

Other
Money Market Funds	2,646,681	—	—	2,646,681
Total Other	2,646,681	—	—	2,646,681
Total	2,646,681	457,819,297	—	460,465,978

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Money Market Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 16.7%
FCAR Owner Trust Series I
11/05/12	0.150%	$7,000,000	$6,999,860
11/16/12	0.220%	32,000,000	31,996,933
Fairway Finance Co. LLC (a)(b)
11/06/12	0.170%	20,000,000	19,999,445
11/21/12	0.150%	37,000,000	36,996,711
Market Street Funding LLC (a)(b)
11/01/12	0.002%	36,000,000	36,000,000
12/19/12	0.180%	21,000,000	20,994,960
MetLife Short Term Funding LLC (a)(b)
11/19/12	0.150%	20,000,000	19,998,400
01/07/13	0.170%	35,000,000	34,988,926
Old Line Funding LLC (a)(b)
11/21/12	0.150%	20,006,000	20,004,222
12/17/12	0.180%	32,700,000	32,692,479
Thunder Bay Funding LLC (a)(b)
11/07/12	0.140%	35,000,000	34,999,067
12/06/12	0.200%	22,000,000	21,995,722

Total Asset-Backed Commercial Paper (Cost: $317,666,725)			$317,666,725

Commercial Paper 30.1%
Banking 5.3%
ANZ National International Ltd. (a)(b)
11/13/12	0.220%	20,750,000	20,748,409
Rabobank U.S.A. Financial Corp.
11/01/12	0.001%	32,000,000	32,000,000
State Street Corp.
01/02/13	0.180%	23,000,000	22,992,870
01/10/13	0.180%	25,000,000	24,991,250
Total			100,732,529

Consumer Products 2.9%
Procter & Gamble Co. (The) (a)(b)
01/09/13	0.150%	18,000,000	17,994,825
01/14/13	0.160%	20,000,000	19,993,422
Procter & Gamble Co. (The) (b)
11/21/12	0.130%	18,000,000	17,998,700
Total			55,986,947

Diversified Manufacturing 3.5%
General Electric Co.
11/07/12	0.120%	66,000,000	65,998,460

Integrated Energy 3.0%
Chevron Corp. (a)(b)
11/02/12	0.060%	56,000,000	55,999,829

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Life Insurance 2.9%
New York Life Capital Corp. (b)
11/14/12	0.160%	$56,000,000	$55,996,562
Pharmaceuticals 9.5%
Johnson & Johnson (a)(b)
11/28/12	0.090%	47,000,000	46,996,828
Novartis Finance Corp. (b)
11/01/12	0.001%	18,000,000	18,000,000
11/05/12	0.130%	21,000,000	20,999,627
Roche Holdings, Inc. (a)(b)
01/17/13	0.120%	37,000,000	36,990,503
Sanofi Aventis (a)(b)
11/06/12	0.130%	57,000,000	56,998,812
Total			179,985,770

Retailers 3.0%
Wal-mart Stores, Inc. (b)
11/15/12	0.110%	35,000,000	34,998,367
12/03/12	0.170%	22,000,000	21,996,676
Total			56,995,043

Total Commercial Paper (Cost: $571,695,140)			$571,695,140

Certificates of Deposit 16.6%
BB&T Corp.
01/23/13	0.170%	55,500,000	55,500,000
Bank of Montreal
11/02/12	0.100%	66,500,000	66,500,000
Canadian Imperial Bank of Commerce
11/02/12	0.110%	66,500,000	66,500,000
Royal Bank of Canada
11/01/12	0.150%	69,000,000	69,000,000
Toronto Dominion Bank
01/14/13	0.200%	57,000,000	57,000,000

Total Certificates of Deposit (Cost: $314,500,000)			$314,500,000

U.S. Government & Agency Obligations 15.4%
Federal Home Loan Banks
11/02/12	0.030%	52,618,000	52,617,927
11/07/12	0.100%	55,000,000	54,998,900
11/08/12	0.070%	7,000,000	6,999,898
11/09/12	0.070%	52,000,000	51,999,102
11/28/12	0.100%	85,000,000	84,993,306
Federal Home Loan Banks (c)
07/26/13	0.210%	17,000,000	16,999,055

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations (continued)
Federal National Mortgage Association
11/07/12	0.050%	$24,000,000	$23,999,760

Total U.S. Government & Agency Obligations (Cost: $292,607,948)			$292,607,948

Repurchase Agreements 2.1%
Tri-Party Barclays Bank PLC dated 10/31/12, due 11/01/12 at 0.290%, collateralized by U.S. Treasury obligation maturing 08/15/39, market value $18,900,134 (repurchase proceeds $18,900,152)
		18,900,000	$18,900,000
Tri-Party RBC Capital Markets LLC dated 10/31/12, due 11/01/12 at 0.220%, collateralized by U.S. Treasury obligation maturing 04/15/14, market value $20,400,083 (repurchase proceeds $20,000,122)
		20,000,000	20,000,000

Total Repurchase Agreements (Cost: $38,900,000)			$38,900,000

Treasury Bills 14.7%
U.S. Treasury Bills
11/01/12	0.070%	76,000,000	$76,000,000
11/08/12	0.100%	86,000,000	85,998,117
11/15/12	0.090%	28,000,000	27,998,911
12/06/12	0.050%	89,000,000	88,995,674

Total Treasury Bills (Cost: $278,992,702)			$278,992,702

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.7%
ABS Other 1.8%
CIT Equipment Collateral Series 2012-VT1 Class A1 (a)
04/22/13	0.441%	3,924,940	3,924,940
CNH Equipment Trust Series 2012-C Class A1
10/15/13	0.230%	9,868,529	9,868,529
GE Equipment Small Ticket LLC Series 2012-1A Class A1 (a)
06/21/13	0.433%	3,948,536	3,948,536

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ABS Other (continued)
GE Equipment Transportation LLC Series 2012-2 Class A1
10/24/13	0.260%	$4,620,000	$4,620,000
Great America Leasing Receivables Series 2012-1 Class A1 (a)
04/15/13	0.512%	1,549,604	1,549,604
John Deere Owner Trust Series 2012-B Class A1
09/16/13	0.267%	2,962,956	2,962,956
Macquarie Equipment Funding Trust Series 2012-A Class A1 (a)
10/21/13	0.290%	5,400,000	5,400,000
Wheels SPV LLC Series 2012-1 Class A1 (a)
05/20/13	0.500%	2,592,014	2,592,014
Total			34,866,579

Car Loan 2.9%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A1
09/09/13	0.300%	11,248,634	11,248,634
BMW Vehicle Lease Trust Series 2012-1 Class A1
05/20/13	0.325%	966,697	966,697
Ford Credit Auto Lease Trust Series 2012-B Class A1 (a)
10/15/13	0.230%	7,119,799	7,119,799
Honda Auto Receivables Owner Trust Series 2012-1 Class A1
03/15/13	0.413%	1,304,721	1,304,721
Series 2012-2 Class A1
05/15/13	0.301%	1,847,117	1,847,117
Nissan Auto Receivables Owner Trust Series 2012-A Class A1
03/15/13	0.359%	345,227	345,227
SMART Trust Series 2012-4US Class A1
10/14/13	0.290%	15,950,000	15,950,000
SMART Trust (a) Series 2012-1USA Class A1
03/14/13	0.477%	691,533	691,533
Series 2012-2USA Class A1
06/14/13	0.424%	5,108,453	5,108,453
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (a)
09/16/13	0.426%	9,826,216	9,826,216
Total			54,408,397

Total Asset-Backed Securities - Non-Agency (Cost: $89,274,976)			$89,274,976

Total Investments
(Cost: $1,903,637,491) (d)			$1,903,637,491(e)
Other Assets & Liabilities, Net			(5,286,376)
Net Assets			$1,898,351,115

Notes to Portfolio of Investments

(a)                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $574,553,655 or 30.27% of net assets.

(b)                           Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $704,382,492 or 37.10% of net assets.

(c)                           Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(d)                           Also represents the cost of securities for federal income tax purposes at October 31, 2012.

(e)                           Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Asset-Backed Securities - Non-Agency	—	89,274,976	—	89,274,976
U.S. Government & Agency Obligations	—	292,607,948	—	292,607,948
Total Bonds	—	381,882,924	—	381,882,924
Short-Term Securities
Asset-Backed Commercial Paper	—	317,666,725	—	317,666,725
Certificates of Deposit	—	314,500,000	—	314,500,000
Commercial Paper	—	571,695,140	—	571,695,140
Repurchase Agreements	—	38,900,000	—	38,900,000
Treasury Bills	—	278,992,702	—	278,992,702
Total Short-Term Securities	—	1,521,754,567	—	1,521,754,567
Total	—	1,903,637,491	—	1,903,637,491

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 19.7%
Chariot Funding LLC (a)
11/01/12	0.162%	$50,000,000	$50,000,000
FCAR Owner Trust Series I
11/02/12	0.120%	7,000,000	6,999,955
Fairway Finance Co. LLC (a)
11/02/12	0.100%	30,000,000	29,999,842
11/08/12	0.170%	20,000,000	19,999,261
11/20/12	0.180%	48,000,000	47,995,187
11/21/12	0.150%	30,000,000	29,997,333
12/18/12	0.180%	21,740,000	21,734,891
01/17/13	0.190%	50,280,000	50,259,567
Liberty Street Funding LLC (a)
11/01/12	0.183%	95,500,000	95,500,000
01/28/13	0.200%	50,000,000	49,975,556
Market Street Funding LLC (a)
11/01/12	0.152%	30,000,000	30,000,000
11/16/12	0.200%	20,000,000	19,998,250
11/29/12	0.180%	40,000,000	39,994,400
12/07/12	0.200%	50,000,000	49,990,000
12/21/12	0.180%	40,000,000	39,990,000
01/09/13	0.200%	50,000,000	49,980,833
MetLife Short Term Funding LLC (a)
11/01/12	0.198%	50,000,000	50,000,000
11/06/12	0.170%	50,000,000	49,998,611
11/08/12	0.170%	40,000,000	39,998,522
11/26/12	0.160%	30,000,000	29,996,667
01/22/13	0.170%	30,000,000	29,988,383
Old Line Funding LLC (a)
11/01/12	0.203%	35,000,000	35,000,000
11/19/12	0.190%	50,000,000	49,995,000
12/04/12	0.200%	50,000,000	49,990,833
12/14/12	0.180%	50,000,000	49,989,250
Thunder Bay Funding LLC (a)
11/01/12	0.200%	50,000,000	50,000,000
11/14/12	0.200%	50,032,000	50,028,206
11/15/12	0.190%	50,000,000	49,996,111
01/11/13	0.200%	40,026,000	40,010,212
Total Asset-Backed Commercial Paper (Cost: $1,207,406,870)			$1,207,406,870

Commercial Paper 28.5%
Banking 9.1%
ANZ National International Ltd. (a)
01/28/13	0.220%	17,000,000	16,990,858
Australia and New Zealand Banking Group Ltd. (a)
11/09/12	0.170%	75,000,000	74,996,833
11/27/12	0.190%	35,000,000	34,995,197
PNC Bank National Association
12/19/12	0.200%	50,000,000	49,986,667
State Street Corp.
11/05/12	0.150%	50,000,000	49,999,000
01/02/13	0.180%	48,000,000	47,985,120
01/09/13	0.180%	43,000,000	42,985,165
01/24/13	0.180%	50,000,000	49,979,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Banking (continued)
Wells Fargo & Co.
11/20/12	0.150%	$50,000,000	$49,995,778
11/21/12	0.150%	50,000,000	49,995,555
11/28/12	0.150%	50,000,000	49,994,375
12/10/12	0.150%	42,000,000	41,993,175
Total			559,896,723
Consumer Products 2.5%
Procter & Gamble Co. (The) (a)
11/07/12	0.120%	55,000,000	54,998,733
11/13/12	0.140%	50,000,000	49,997,583
01/08/13	0.150%	50,000,000	49,985,834
Total			154,982,150
Integrated Energy 2.8%
Chevron Corp. (a)
11/14/12	0.110%	39,600,000	39,598,284
11/19/12	0.120%	50,000,000	49,997,000
12/04/12	0.110%	50,000,000	49,994,958
12/11/12	0.130%	30,000,000	29,995,667
Total			169,585,909
Life Insurance 3.0%
New York Life Capital Corp. (a)
11/19/12	0.160%	25,700,000	25,697,816
11/26/12	0.170%	30,000,000	29,996,458
12/10/12	0.150%	12,205,000	12,203,017
12/12/12	0.150%	20,000,000	19,996,583
12/17/12	0.150%	20,000,000	19,996,167
12/19/12	0.170%	25,000,000	24,994,333
12/20/12	0.170%	30,999,000	30,991,827
01/10/13	0.170%	22,500,000	22,492,563
Total			186,368,764
Non-Captive Diversified 1.6%
General Electric Capital Corp.
12/13/12	0.160%	50,000,000	49,990,666
12/26/12	0.160%	50,000,000	49,987,778
Total			99,978,444
Pharmaceuticals 6.9%
Johnson & Johnson
11/01/12	0.091%	50,000,000	50,000,000
Merck & Co., Inc. (a)
11/27/12	0.110%	50,000,000	49,996,028
Roche Holdings, Inc. (a)
11/16/12	0.120%	30,000,000	29,998,375
11/30/12	0.130%	90,000,000	89,990,575
Sanofi Aventis (a)
11/06/12	0.130%	50,000,000	49,998,958
11/08/12	0.130%	50,000,000	49,998,542

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Pharmaceuticals (continued)
12/20/12	0.180%	$50,000,000	$49,987,750
12/28/12	0.170%	50,000,000	49,986,542
Total			419,956,770
Retailers 2.6%
Wal-mart Stores, Inc. (a)
11/01/12	0.111%	90,000,000	90,000,000
11/02/12	0.070%	33,207,000	33,206,880
11/07/12	0.100%	35,000,000	34,999,358
Total			158,206,238
Total Commercial Paper (Cost: $1,748,974,998)			$1,748,974,998

Certificates of Deposit 12.8%
BB&T Corp.
12/03/12	0.160%	50,000,000	50,000,000
12/17/12	0.180%	50,000,000	50,000,000
01/23/13	0.170%	50,000,000	50,000,000
Bank of Montreal
11/01/12	0.100%	145,000,000	145,000,000
Canadian Imperial Bank of Commerce
11/01/12	0.140%	97,600,000	97,600,000
Royal Bank of Canada
11/01/12	0.150%	195,000,000	195,000,000
Toronto Dominion Bank
12/21/12	0.180%	50,000,000	50,000,000
01/14/13	0.200%	50,000,000	50,000,000
01/25/13	0.200%	50,000,000	50,000,000
02/01/13	0.200%	50,000,000	50,000,000
Total Certificates of Deposit (Cost: $787,600,000)			$787,600,000

U.S. Government & Agency Obligations 18.7%
Federal Home Loan Banks
11/02/12	0.060%	150,000,000	149,999,488
11/09/12	0.120%	200,000,000	199,994,222
11/14/12	0.120%	100,000,000	99,995,233
11/23/12	0.130%	150,000,000	149,987,625
12/05/12	0.120%	155,000,000	154,982,433
12/14/12	0.140%	50,000,000	49,991,639
12/26/12	0.140%	50,000,000	49,989,306
Federal Home Loan Banks (b)
07/26/13	0.230%	25,000,000	24,998,610
Federal Home Loan Mortgage Corporation
12/31/12	0.130%	75,000,000	74,983,750

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations (continued)
Federal National Mortgage Association
11/21/12	0.120%	$195,800,000	$195,786,403
Total U.S. Government & Agency Obligations (Cost: $1,150,708,709)			$1,150,708,709

U.S. Government-Insured Debt 1.7%
Straight-A Funding LLC (a)(c)
U.S. Treasury Government Guaranty
11/07/12	0.130%	50,000,000	49,998,750
11/13/12	0.120%	52,500,000	52,497,725
Total U.S. Government-Insured Debt (Cost: $102,496,475)			$102,496,475

Repurchase Agreements 1.6%
Barclays Bank PLC dated 10/31/12, matures 11/01/12, repurchase price $50,000,403 (collateralized by U.S. Treasury Note Total Market Value $50,000,048)
	0.290%	50,000,000	$50,000,000
RBC Capital Markets LLC dated 10/31/12, matures 11/01/12, repurchase price $50,000,306 (collateralized by U.S. Treasury Note Total Market Value $51,000,007)
	0.220%	50,000,000	50,000,000
Total Repurchase Agreements (Cost: $100,000,000)			$100,000,000

Treasury Note Short-Term 16.3%
U.S. Treasury Bills
11/29/12	0.090%	75,000,000	$74,994,517
12/20/12	0.110%	200,000,000	199,971,145
12/27/12	0.120%	275,000,000	274,949,561
U.S. Treasury Bills (d)
12/06/12	0.070%	250,000,000	249,982,743
12/13/12	0.090%	200,000,000	199,978,113
Total Treasury Note Short-Term (Cost: $999,876,079)			$999,876,079

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 3.1%
ABS Other 1.3%
CIT Equipment Collateral Series 2012-VT1 Class A1 (e)
04/22/13	0.441%	$10,186,380	$10,186,380

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ABS Other (continued)
CNH Equipment Trust Series 2012-C Class A1
10/15/13	0.230%	$21,531,336	$21,531,336
GE Equipment Small Ticket LLC Series 2012-1A Class A1 (e)
06/21/13	0.433%	9,296,553	9,296,553
GE Equipment Transportation LLC Series 2012-2 Class A1
10/24/13	0.260%	9,900,000	9,900,000
Great America Leasing Receivables Series 2012-1 Class A1 (e)
04/15/13	0.512%	4,123,523	4,123,523
John Deere Owner Trust Series 2012-B Class A1
09/16/13	0.267%	4,848,473	4,848,473
Macquarie Equipment Funding Trust Series 2012-A Class A1 (e)
10/21/13	0.290%	12,000,000	12,000,000
Wheels SPV LLC Series 2012-1 Class A1 (e)
05/20/13	0.500%	6,832,108	6,832,108
Total			78,718,373
Car Loan 1.8%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A1
09/09/13	0.300%	15,623,103	15,623,103
BMW Vehicle Lease Trust Series 2012-1 Class A1
05/20/13	0.325%	2,513,413	2,513,413
Ford Credit Auto Lease Trust Series 2012-B Class A1 (e)
10/15/13	0.230%	16,612,863	16,612,863
Honda Auto Receivables Owner Trust
Series 2012-1 Class A1
03/15/13	0.413%	3,097,802	3,097,802
Series 2012-2 Class A1
05/15/13	0.301%	4,802,504	4,802,504
Nissan Auto Receivables Owner Trust Series 2012-A Class A1
03/15/13	0.359%	823,234	823,234
SMART Trust
Series 2012-4US Class A1
10/14/13	0.290%	34,799,000	34,799,000
SMART Trust (e)
Series 2012-1USA Class A1
03/14/13	0.477%	1,789,850	1,789,850
Series 2012-2USA Class A1
06/14/13	0.424%	11,730,523	11,730,523

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (e)
09/16/13	0.426%	$20,354,304	$20,354,304
Total			112,146,596
Total Asset-Backed Securities - Non-Agency (Cost: $190,864,969)			$190,864,969

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.8%
Asset-Backed Commercial Paper 0.1%
Surrey Funding Corp.
11/14/12	0.310%	4,996,297	$4,996,297
Certificates of Deposit 0.5%
ABM AMRO Bank NV
11/08/12	0.490%	11,984,992	11,984,992
Australia and New Zealand Bank Group Ltd.
11/16/12	0.620%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
11/02/12	0.453%	15,000,000	15,000,000
Total			31,984,992
Commercial Paper 0.4%
Foreningsparbanken (Swedbank)
11/06/12	0.320%	24,978,889	24,978,889
Repurchase Agreements 1.8%
BNP Paribas Securities Corp. dated 10/31/12, matures 11/01/12, repurchase price $17,730,072 (f)
	0.280%	17,729,935	17,729,935
Credit Suisse Securities (USA) LLC dated 10/31/12, matures 11/01/12, repurchase price $5,994,585 (f)
	0.270%	5,994,540	5,994,540
Mizuho Securities USA, Inc. dated 10/31/12, matures 11/01/12, repurchase price $73,316,060 (f)
	0.350%	73,315,347	73,315,347

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Natixis Financial Products, Inc. dated 10/31/12, matures 11/01/12, repurchase price $10,000,106 (f)
	0.380%	$10,000,000	$10,000,000
Total			107,039,822

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $169,000,000)	$169,000,000

Total Investments
(Cost: $6,456,928,100) (g)	$6,456,928,100(h)
Other Assets & Liabilities, Net	(318,949,533)
Net Assets	$6,137,978,567

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $2,468,986,109 or 40.22% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(d)	At October 31, 2012, security was partially or fully on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $92,926,104 or 1.51% of net assets.

(f)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.280%)

Security Description	Value ($)

United States Treasury Bill	1,409
United States Treasury Note/Bond	18,083,128
Total Market Value of Collateral Securities	18,084,537

Credit Suisse Securities (USA) LLC (0.270%)

Security Description	Value ($)

United States Treasury Strip Coupon	6,114,439
Total Market Value of Collateral Securities	6,114,439

Mizuho Securities USA, Inc. (0.350%)

Security Description	Value ($)

Cash Collateral in Lieu of Securities	2,252,378
United States Treasury Bill	22,658,354
United States Treasury Inflation Indexed Bonds	405,146
United States Treasury Note/Bond	48,645,507
United States Treasury Strip Coupon	775,222
Total Market Value of Collateral Securities	74,736,607

Natixis Financial Products, Inc. (0.380%)

Security Description	Value ($)

Fannie Mae Pool	1,617,318
Fannie Mae REMICS	1,727,008
Fannie Mae-Aces	28,710
Freddie Mac Gold Pool	11,394
Freddie Mac Non Gold Pool	355,755
Freddie Mac REMICS	885,992
Ginnie Mae I Pool	273,261
Ginnie Mae II Pool	874,584
Government National Mortgage Association	4,426,086
Total Market Value of Collateral Securities	10,200,108

(g)	Also represents the cost of securities for federal income tax purposes at October 31, 2012.
(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Asset-Backed Securities - Non-Agency	—	190,864,969	—	190,864,969
U.S. Government & Agency Obligations	—	1,150,708,709	—	1,150,708,709
Total Bonds	—	1,341,573,678	—	1,341,573,678
Short-Term Securities
Asset-Backed Commercial Paper	—	1,207,406,870	—	1,207,406,870
Certificates of Deposit	—	787,600,000	—	787,600,000
Commercial Paper	—	1,748,974,998	—	1,748,974,998
U.S. Government-Insured Debt	—	102,496,475	—	102,496,475
Repurchase Agreements	—	100,000,000	—	100,000,000
Treasury Note Short-Term	—	999,876,079	—	999,876,079
Total Short-Term Securities	—	4,946,354,422	—	4,946,354,422
Other
Investments of Cash Collateral Received for Securities on Loan	—	169,000,000	—	169,000,000
Total Other	—	169,000,000	—	169,000,000
Total	—	6,456,928,100	—	6,456,928,100

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Strategic Allocation Fund (renamed Columbia Global Opportunities Fund, effective December 14, 2012)

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 59.6%
CONSUMER DISCRETIONARY 8.3%
Auto Components 0.2%
Bharat Forge Ltd.	42,277	$212,775
Cooper Tire & Rubber Co.	26,300	529,419
Dana Holding Corp.	8,000	105,280
Hankook Tire Co., Ltd. (a)	6,315	266,358
Mahle-Metal Leve SA Industria e Comercio	23,100	291,046
Total		1,404,878
Automobiles 0.6%
Bajaj Auto Ltd.	3,728	125,602
Brilliance China Automotive Holdings Ltd. (a)	192,000	237,239
Daihatsu Motor Co., Ltd.	96,000	1,680,125
Hyundai Motor Co.	5,190	1,066,642
Nissan Motor Co., Ltd.	175,000	1,463,588
Tofas Turk Otomobil Fabrikasi AS	119,192	664,949
Total		5,238,145
Distributors —%
VOXX International Corp. (a)	2,400	14,928
Diversified Consumer Services 0.1%
Bridgepoint Education, Inc. (a)	30,000	300,000
Capella Education Co. (a)	13,000	405,860
Coinstar, Inc. (a)	11,700	549,198
Strayer Education, Inc.	1,100	63,206
Total		1,318,264
Hotels, Restaurants & Leisure 1.2%
Bob Evans Farms, Inc.	5,600	213,192
Denny’s Corp. (a)	28,700	132,020
Jubilant Foodworks Ltd. (a)	12,708	297,387
McDonald’s Corp.	98,461	8,546,415
Multimedia Games Holdings Co., Inc. (a)	35,100	558,090
Wynn Macau Ltd.	136,400	384,257
Total		10,131,361
Household Durables 0.1%
Arcelik AS	76,241	504,020
NACCO Industries, Inc., Class A	9,200	465,888
Total		969,908
Internet & Catalog Retail 0.3%
Expedia, Inc.	51,029	3,018,365
Leisure Equipment & Products 0.6%
Arctic Cat, Inc. (a)	6,880	249,538

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Equipment & Products (continued)
Giant Manufacturing Co., Ltd.	53,000	$273,755
Mattel, Inc.	95,458	3,510,945
Smith & Wesson Holding Corp. (a)	51,500	494,400
Sturm Ruger & Co., Inc.	12,900	609,267
Total		5,137,905
Media 2.4%
Daiichikosho Co., Ltd.	62,600	1,548,818
DISH Network Corp., Class A	94,013	3,349,683
Journal Communications, Inc., Class A (a)	24,300	136,323
McGraw-Hill Companies, Inc. (The)	49,728	2,748,964
News Corp., Class A	300,280	7,182,697
PT Media Nusantara Citra Tbk	1,371,500	402,211
Scholastic Corp.	17,200	567,428
Time Warner, Inc.	101,177	4,396,141
Valassis Communications, Inc. (a)	5,200	135,304
Total		20,467,569
Multiline Retail 0.9%
Robinson Department Store PCL, Foreign Registered Shares	125,700	248,290
SACI Falabella	69,922	717,255
Target Corp.	100,830	6,427,912
Total		7,393,457
Specialty Retail 1.7%
Belle International Holdings Ltd.	162,000	300,417
Buckle, Inc. (The)	12,500	564,625
Cato Corp. (The), Class A	14,396	408,558
Cia Hering	14,222	326,727
Express, Inc. (a)	24,780	275,801
Finish Line, Inc., Class A (The)	2,700	56,174
Francesca’s Holdings Corp. (a)	12,700	375,031
Gap, Inc. (The)	99,723	3,562,106
Hibbett Sports, Inc. (a)	3,900	210,561
Home Depot, Inc. (The)	100,936	6,195,452
Home Product Center PCL, Foreign Registered Shares	836,966	310,769
Kirkland’s, Inc. (a)	3,500	33,565
Mr. Price Group Ltd.	11,829	182,742
Pier 1 Imports, Inc.	31,200	636,480
PT Ace Hardware Indonesia Tbk	513,000	372,824
Rent-A-Center, Inc.	17,296	576,476
Sa Sa International Holdings Ltd.	370,000	253,344
Total		14,641,652

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 0.2%
Arezzo Industria e Comercio SA	12,800	$228,453
Titan Industries Ltd.	55,987	268,911
Trinity Ltd.	274,334	191,389
Youngone Corp.	45,170	1,401,255
Total		2,090,008
TOTAL CONSUMER DISCRETIONARY		71,826,440
CONSUMER STAPLES 4.6%
Beverages 0.8%
Companhia de Bebidas Americas, ADR	21,030	857,814
Diageo PLC, ADR	49,607	5,667,103
Fomento Economico Mexicano SAB de CV, ADR	4,641	420,521
Total		6,945,438
Food & Staples Retailing 0.9%
Clicks Group Ltd.	48,033	331,165
CP ALL PCL, Foreign Registered Shares	426,220	551,100
Eurocash SA	27,817	339,713
Koninklijke Ahold NV	196,412	2,500,732
Lawson, Inc. (b)	32,600	2,395,778
Magnit OJSC, GDR (c)	19,833	704,072
PT Sumber Alfaria Trijaya Tbk	276,000	156,924
Raia Drogasil SA	16,214	178,421
Shoprite Holdings Ltd.	5,475	112,586
Wumart Stores, Inc., Class H	116,000	205,484
Total		7,475,975
Food Products 0.6%
AVI Ltd.	69,834	460,532
Cal-Maine Foods, Inc.	12,809	552,452
HJ Heinz Co.	49,924	2,871,129
PT Indofood Sukses Makmur Tbk	672,500	397,911
PT Nippon Indosari Corpindo Tbk	747,000	465,534
Want Want China Holdings Ltd.	219,000	298,151
Total		5,045,709
Household Products 0.5%
Harbinger Group, Inc. (a)(b)	7,800	68,250
Kimberly-Clark Corp.	49,811	4,156,728
LG Household & Health Care Ltd.	364	213,775
Total		4,438,753
Personal Products 0.1%
Medifast, Inc. (a)	6,800	173,536
Nature’s Sunshine Products, Inc.	2,100	36,099
Revlon, Inc., Class A (a)	11,500	177,100

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products (continued)
Usana Health Sciences, Inc. (a)	11,500	$496,110
Total		882,845
Tobacco 1.7%
Altria Group, Inc.	355,412	11,302,102
ITC Ltd.	56,867	298,085
Japan Tobacco, Inc.	86,900	2,402,981
PT Gudang Garam Tbk	79,290	404,328
Universal Corp.	9,500	470,820
Total		14,878,316
TOTAL CONSUMER STAPLES		39,667,036
ENERGY 5.1%
Energy Equipment & Services 0.6%
Core Laboratories NV	1,676	173,734
Dawson Geophysical Co. (a)	3,700	88,393
Helix Energy Solutions Group, Inc. (a)	22,300	385,567
Matrix Service Co. (a)	6,300	66,087
Superior Energy Services, Inc. (a)	180,321	3,665,926
TGC Industries, Inc. (a)	34,000	250,240
Total		4,629,947
Oil, Gas & Consumable Fuels 4.5%
Cairn India Ltd. (a)	56,024	349,551
China Petroleum & Chemical Corp., Class H	216,000	227,638
China Shenhua Energy Co., Ltd., Class H	167,000	707,612
Cloud Peak Energy, Inc. (a)	4,300	90,730
CNOOC Ltd.	86,000	176,986
Concho Resources, Inc. (a)	42,095	3,625,221
Continental Resources, Inc. (a)	46,620	3,350,113
CVR Energy, Inc. (a)	10,500	385,875
Energy XXI Bermuda Ltd. (b)	17,300	572,630
EPL Oil & Gas, Inc. (a)	5,900	127,676
Gazprom OAO, ADR	70,815	646,895
HollyFrontier Corp.	101,577	3,923,920
Lukoil OAO, ADR	11,161	673,343
Marathon Oil Corp.	127,879	3,844,043
Marathon Petroleum Corp.	77,207	4,240,981
NovaTek OAO	27,820	301,815
PetroChina Co., Ltd., Class H	866,000	1,175,091
PT Tambang Batubara Bukit Asam Persero Tbk	113,000	187,407
PTT PCL, Foreign Registered Shares	21,500	222,288
Royal Dutch Shell PLC, Class B	101,675	3,594,127

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
SK Innovation Co., Ltd.	3,352	$492,699
Stone Energy Corp. (a)	18,575	438,184
Total SA	75,044	3,775,953
Ultrapar Participacoes SA	32,800	687,960
VAALCO Energy, Inc. (a)	60,300	492,651
W&T Offshore, Inc.	25,600	433,920
Western Refining, Inc.	23,000	572,010
Williams Companies, Inc. (The)	106,560	3,728,534
Total		39,045,853
TOTAL ENERGY		43,675,800
FINANCIALS 12.0%
Capital Markets 1.3%
BlackRock Kelso Capital Corp.	49,700	497,497
BlackRock, Inc.	47,194	8,951,758
GAMCO Investors, Inc., Class A	4,700	230,300
Medley Capital Corp.	27,700	398,880
Solar Capital Ltd.	11,300	257,640
THL Credit, Inc.	28,300	403,841
Total		10,739,916
Commercial Banks 5.6%
Australia and New Zealand Banking Group Ltd.	99,733	2,631,081
Banco Bradesco SA, ADR	18,147	284,182
Bangkok Bank PCL, Foreign Registered Shares	318,600	1,872,632
CIT Group, Inc. (a)	94,328	3,510,888
Comerica, Inc.	191,486	5,708,198
Credicorp Ltd.	7,737	1,000,704
DBS Group Holdings Ltd.	257,000	2,918,602
Eagle Bancorp, Inc. (a)	11,300	235,718
Enterprise Financial Services Corp.	16,600	232,400
First Interstate Bancsystem, Inc.	10,000	150,300
First Merchants Corp.	38,500	566,335
Great Southern Bancorp, Inc.	4,200	119,154
Grupo Financiero Banorte SAB de CV, Class O	60,000	333,588
Grupo Financiero Santander Mexico SAB de CV, ADR (a)	56,787	776,278
Hanmi Financial Corp. (a)	17,700	219,657
HDFC Bank Ltd., ADR	16,759	626,619
ICICI Bank Ltd., ADR	15,047	590,595
Industrial & Commercial Bank of China Ltd., Class H	1,655,020	1,089,829
Kasikornbank PCL, Foreign Registered Shares	143,240	837,630

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
M&T Bank Corp.	47,051	$4,898,009
MainSource Financial Group, Inc.	44,388	555,738
Metropolitan Bank & Trust	391,118	901,857
Oriental Financial Group, Inc.	22,900	269,762
PT Bank Rakyat Indonesia Persero Tbk	683,000	523,389
PT Bank Tabungan Pensiunan Nasional Tbk (a)	512,500	282,150
Republic Bancorp, Inc., Class A	22,200	479,964
Sberbank of Russia	252,343	739,365
Security Bank Corp.	127,570	500,860
Sterling Financial Corp.	23,200	493,232
Taylor Capital Group, Inc. (a)	16,700	311,956
Turkiye Garanti Bankasi AS	147,370	703,759
Turkiye Halk Bankasi AS	33,552	295,744
U.S. Bancorp	276,627	9,186,783
Virginia Commerce Bancorp, Inc. (a)	1,900	17,404
Wilshire Bancorp, Inc. (a)	13,800	89,838
Zions Bancorporation	188,011	4,036,596
Total		47,990,796
Consumer Finance 0.1%
Nelnet, Inc., Class A	21,700	529,697
World Acceptance Corp. (a)	7,400	494,024
Total		1,023,721
Diversified Financial Services 0.3%
FirstRand Ltd.	103,671	344,109
GT Capital Holdings, Inc.	171,060	2,196,431
Inversiones La Construccion SA	8,024	141,844
Total		2,682,384
Insurance 2.3%
Allstate Corp. (The)	140,292	5,608,874
AXA SA	49,576	788,123
CNO Financial Group, Inc.	58,249	558,026
Horace Mann Educators Corp.	15,000	288,150
Lancashire Holdings Ltd.	169,375	2,358,827
Montpelier Re Holdings Ltd.	11,800	269,866
Platinum Underwriters Holdings Ltd.	2,500	111,000
Principal Financial Group, Inc.	230,723	6,354,112
Reinsurance Group of America, Inc.	46,847	2,479,143
Symetra Financial Corp.	46,900	560,455
Total		19,376,576
Real Estate Investment Trusts (REITs) 2.3%
AG Mortgage Investment Trust, Inc.	20,600	493,370
BGP Holdings PLC (d)(e)	581,000	1
Capstead Mortgage Corp.	40,718	501,646

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
CDL Hospitality Trusts	1,873,000	$2,970,432
Coresite Realty Corp.	20,700	470,511
CYS Investments, Inc.	20,300	272,426
Digital Realty Trust, Inc.	2,200	135,146
DuPont Fabros Technology, Inc.	11,100	238,206
First Industrial Realty Trust, Inc. (a)	30,900	412,515
Invesco Mortgage Capital, Inc.	4,700	100,721
National Health Investors, Inc.	3,400	181,594
Omega Healthcare Investors, Inc.	24,900	571,206
RLJ Lodging Trust	32,100	572,022
Sabra Health Care REIT, Inc.	6,100	135,542
Sovran Self Storage, Inc.	4,400	254,320
Sunstone Hotel Investors, Inc. (a)	36,300	358,644
UDR, Inc.	187,569	4,552,299
Weyerhaeuser Co.	274,271	7,594,564
Total		19,815,165
Real Estate Management & Development 0.1%
Ayala Land, Inc.	825,600	471,885
BR Malls Participacoes SA	30,920	406,472
China Vanke Co., Ltd., Class B	234,976	306,366
Total		1,184,723
Thrifts & Mortgage Finance —%
First Financial Holdings, Inc.	12,600	177,660
Walker & Dunlop, Inc. (a)	11,800	195,998
Total		373,658
TOTAL FINANCIALS		103,186,939
HEALTH CARE 6.0%
Biotechnology 1.1%
Alkermes PLC (a)	23,900	442,867
Alnylam Pharmaceuticals, Inc. (a)	13,400	216,678
Amgen, Inc.	3,300	285,599
Biogen Idec, Inc. (a)	48,968	6,768,357
Celldex Therapeutics, Inc. (a)	48,000	264,480
Idenix Pharmaceuticals, Inc. (a)	31,000	110,360
InterMune, Inc. (a)(b)	15,800	125,610
Onyx Pharmaceuticals, Inc. (a)	2,970	232,729
Pharmacyclics, Inc. (a)	8,500	519,095
Sunesis Pharmaceuticals, Inc. (a)	40,900	176,279
Synageva Biopharma Corp. (a)	3,100	131,068
Total		9,273,122
Health Care Equipment & Supplies 0.1%
Analogic Corp.	6,633	488,587
Cyberonics, Inc. (a)	700	32,375

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc. (a)	3,800	$225,454
Orthofix International NV (a)	12,984	514,945
STERIS Corp.	3,000	106,830
Total		1,368,191
Health Care Providers & Services 0.4%
Centene Corp. (a)	7,400	281,052
HealthSouth Corp. (a)	9,000	199,170
Life Healthcare Group Holdings Ltd.	95,102	359,649
Magellan Health Services, Inc. (a)	5,678	284,752
Molina Healthcare, Inc. (a)	21,500	539,005
Owens & Minor, Inc.	13,400	381,498
Qualicorp SA (a)	78,040	800,745
Triple-S Management Corp., Class B (a)	23,700	427,548
Total		3,273,419
Life Sciences Tools & Services 0.8%
Cambrex Corp. (a)	38,500	465,080
PAREXEL International Corp. (a)	18,800	576,972
Thermo Fisher Scientific, Inc.	98,067	5,987,971
Total		7,030,023
Pharmaceuticals 3.6%
Jazz Pharmaceuticals PLC (a)	30,320	1,629,094
Johnson & Johnson	198,133	14,031,779
Novo Nordisk A/S, ADR	48,688	7,804,199
Pozen, Inc. (a)	50,400	301,896
Questcor Pharmaceuticals, Inc.	23,568	600,513
Roche Holding AG, Genusschein Shares	10,389	1,997,928
Sanofi	29,132	2,560,844
Sciclone Pharmaceuticals, Inc. (a)	14,900	82,099
Teva Pharmaceutical Industries Ltd., ADR	43,086	1,741,536
Total		30,749,888
TOTAL HEALTH CARE		51,694,643
INDUSTRIALS 8.0%
Aerospace & Defense 1.3%
Embraer SA, ADR	81,944	2,287,057
Honeywell International, Inc.	50,196	3,074,003
Lockheed Martin Corp.	28,806	2,698,258
National Presto Industries, Inc.	1,053	78,291
Saab AB, Class B	159,624	3,032,252
Teledyne Technologies, Inc. (a)	1,000	64,030
Total		11,233,891

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics —%
Forward Air Corp.	3,000	$100,110
Airlines 0.4%
Alaska Air Group, Inc. (a)	16,822	643,273
Copa Holdings SA, Class A	2,819	261,660
United Continental Holdings, Inc. (a)	124,009	2,382,213
Total		3,287,146
Commercial Services & Supplies 0.9%
Consolidated Graphics, Inc. (a)	4,100	120,991
Courier Corp.	24,600	296,430
Deluxe Corp.	94,891	2,990,015
Intersections, Inc.	21,600	200,664
Multiplus SA	9,566	222,259
Pitney Bowes, Inc. (b)	168,880	2,425,117
Quad/Graphics, Inc.	31,100	570,063
Steelcase, Inc., Class A	25,800	258,258
Sykes Enterprises, Inc. (a)	27,700	377,274
U.S. Ecology, Inc.	4,700	111,531
Unifirst Corp.	2,400	166,968
Total		7,739,570
Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	61,694	2,316,610
China Communications Construction Co., Ltd., Class H	570,560	532,556
CTCI Corp.	1,050,000	2,086,493
Total		4,935,659
Electrical Equipment 0.6%
AZZ, Inc.	11,100	437,784
Belden, Inc.	1,000	35,800
Encore Wire Corp.	9,200	283,912
EnerSys, Inc. (a)	16,600	572,368
Generac Holdings, Inc.	20,900	710,600
Rockwell Automation, Inc.	37,562	2,669,156
Zhuzhou CSR Times Electric Co., Ltd., Class H	70,000	204,675
Total		4,914,295
Industrial Conglomerates 0.8%
Alfa SAB de CV, Class A	257,970	474,016
General Electric Co.	284,531	5,992,223
Raven Industries, Inc.	15,600	425,724
SM Investments Corp.	22,270	433,771
Total		7,325,734

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 1.2%
Airtac International Group	38,000	$177,924
Cummins India Ltd.	27,527	249,524
Eicher Motors Ltd.	4,016	173,197
Gildemeister AG	148,939	2,757,679
Illinois Tool Works, Inc.	45,677	2,801,370
Parker Hannifin Corp.	33,622	2,644,707
Sauer-Danfoss, Inc.	11,900	476,714
Sun Hydraulics Corp.	20,900	556,776
Turk Traktor ve Ziraat Makineleri AS	10,664	233,210
Total		10,071,101
Professional Services 0.1%
Barrett Business Services, Inc.	2,100	62,643
Corporate Executive Board Co. (The)	12,200	548,512
RPX Corp. (a)	12,600	132,678
Total		743,833
Road & Rail 1.7%
Celadon Group, Inc.	1,800	30,780
CSX Corp.	122,811	2,513,941
Globaltrans Investment PLC, GDR (c)	28,195	521,608
JB Hunt Transport Services, Inc.	42,032	2,467,278
Kansas City Southern	33,484	2,694,123
Old Dominion Freight Line, Inc. (a)	18,750	628,875
Union Pacific Corp.	26,370	3,244,301
Werner Enterprises, Inc.	122,463	2,836,243
Total		14,937,149
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	14,800	600,732
ITOCHU Corp.	187,500	1,876,793
Mills Estruturas e Servicos de Engenharia SA	29,170	447,233
PT AKR Corporindo Tbk	448,000	206,398
Total		3,131,156
Transportation Infrastructure 0.1%
China Merchants Holdings International Co., Ltd.	73,500	242,459
Hutchison Port Holdings Trust	413,000	320,659
Total		563,118
TOTAL INDUSTRIALS		68,982,762
INFORMATION TECHNOLOGY 7.9%
Communications Equipment 0.7%
AAC Technologies Holdings, Inc.	51,500	183,365
Emulex Corp. (a)	33,400	232,464
F5 Networks, Inc. (a)	55,812	4,603,374

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Loral Space & Communications, Inc.	4,300	$338,238
Plantronics, Inc.	13,271	430,511
Total		5,787,952
Computers & Peripherals 1.0%
EMC Corp. (a)	329,401	8,043,972
Foxconn Technology Co., Ltd.	59,300	205,633
STEC, Inc. (a)	62,300	365,701
Total		8,615,306
Electronic Equipment, Instruments & Components 0.5%
Anixter International, Inc.	1,200	70,344
Hon Hai Precision Industry Co., Ltd.	250,000	758,009
Insight Enterprises, Inc. (a)	4,600	74,382
LG Display Co., Ltd. (a)	13,570	402,723
Plexus Corp. (a)	19,100	513,981
Power-One, Inc. (a)	94,100	379,223
Samsung SDI Co., Ltd.	2,147	269,152
Sanmina-SCI Corp. (a)	64,000	568,960
SYNNEX Corp. (a)	12,200	395,158
Tong Hsing Electronic Industries Ltd.	60,000	208,028
TPK Holding Co., Ltd.	26,000	326,114
Total		3,966,074
Internet Software & Services 1.1%
Daum Communications Corp.	2,169	186,248
Dice Holdings, Inc. (a)	28,200	249,006
Digital River, Inc. (a)	8,200	117,588
eBay, Inc. (a)	159,005	7,678,351
IntraLinks Holdings, Inc. (a)	30,800	172,172
NetEase, Inc., ADR (a)	2,883	155,682
PChome Online, Inc.	53,932	243,820
Tencent Holdings Ltd.	11,000	386,919
Travelzoo, Inc. (a)	16,100	287,385
XO Group, Inc. (a)	17,400	140,070
Total		9,617,241
IT Services 1.4%
Acxiom Corp. (a)	34,600	631,450
Cielo SA	7,600	188,031
Convergys Corp.	3,700	62,197
CSG Systems International, Inc. (a)	26,000	535,860
Teradata Corp. (a)	53,008	3,620,976
Visa, Inc., Class A	53,633	7,442,115
Total		12,480,629
Semiconductors & Semiconductor Equipment 1.5%
Advanced Energy Industries, Inc. (a)	11,900	140,539

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.	7,500	$66,000
Hermes Microvision, Inc.	10,000	164,998
Iljin Display Co., Ltd.	20,530	404,121
Intersil Corp., Class A	53,400	376,470
IXYS Corp. (a)	49,200	468,384
MediaTek, Inc.	34,000	377,158
Microsemi Corp. (a)	900	17,280
RF Micro Devices, Inc. (a)	90,100	397,341
Samsung Electronics Co., Ltd.	5,562	6,674,609
Spreadtrum Communications, Inc., ADR	31,362	722,894
Taiwan Semiconductor Manufacturing Co., Ltd.	212,530	647,592
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	141,717	2,253,300
Ultra Clean Holdings (a)	51,300	237,519
Total		12,948,205
Software 1.7%
AutoNavi Holdings Ltd., ADR (a)	10,774	115,605
AVG Technologies NV (a)	43,400	455,266
Citrix Systems, Inc. (a)	54,649	3,377,855
CommVault Systems, Inc. (a)	12,000	749,640
Fair Isaac Corp.	13,300	619,780
Manhattan Associates, Inc. (a)	6,500	390,000
Netscout Systems, Inc. (a)	20,200	499,546
NQ Mobile, Inc., ADR (a)(b)	20,187	140,502
Salesforce.com, Inc. (a)	54,039	7,888,613
WeMade Entertainment Co., Ltd.	2,467	112,302
Total		14,349,109
TOTAL INFORMATION TECHNOLOGY		67,764,516
MATERIALS 4.1%
Chemicals 2.2%
Agrium, Inc.	51,198	5,403,437
Alpek SA de CV	166,495	431,051
Asian Paints Ltd.	2,462	176,869
BASF SE	29,188	2,418,600
Eastman Chemical Co.	49,326	2,922,072
Huchems Fine Chemical Corp.	12,980	281,513
Indorama Ventures PCL, Foreign Registered Shares	460,400	399,241
Innospec, Inc. (a)	16,300	527,794
LG Chem Ltd.	1,447	405,912
Minerals Technologies, Inc.	2,500	179,150
PPG Industries, Inc.	49,320	5,774,386

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Tredegar Corp.	25,500	$432,735
Total		19,352,760
Construction Materials 0.2%
Anhui Conch Cement Co., Ltd., Class H (b)	62,000	212,956
Eagle Materials, Inc.	4,900	259,553
PT Indocement Tunggal Prakarsa Tbk	238,750	529,932
Siam Cement PCL, NVDR	33,500	407,413
United States Lime & Minerals, Inc. (a)	1,700	74,477
Total		1,484,331
Containers & Packaging —%
Boise, Inc.	9,300	78,027
Myers Industries, Inc.	9,800	145,334
Total		223,361
Metals & Mining 1.1%
Aurubis AG	40,815	2,580,576
Cliffs Natural Resources, Inc.	94,936	3,443,329
Coeur d’Alene Mines Corp. (a)	6,600	204,006
Freeport-McMoRan Copper & Gold, Inc.	11,913	463,178
Grupo Mexico SAB de CV, Class B	113,833	365,128
Vale SA	21,312	392,966
Yamana Gold, Inc.	91,773	1,854,732
Total		9,303,915
Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	12,100	317,020
Domtar Corp.	48,159	3,840,680
PH Glatfelter Co.	28,100	500,461
Schweitzer-Mauduit International, Inc.	15,400	539,462
Total		5,197,623
TOTAL MATERIALS		35,561,990
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.4%
China Telecom Corp., Ltd., Class H	598,000	353,806
Telstra Corp., Ltd.	733,902	3,153,943
Total		3,507,749
Wireless Telecommunication Services 0.8%
Advanced Information Service PCL, Foreign Registered Shares	93,700	601,963
ENTEL Chile SA	21,514	440,184
Far EasTone Telecommunications Co., Ltd.	458,000	1,057,225

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Freenet AG	187,674	$3,102,699
Mobile Telesystems OJSC, ADR	24,100	413,074
PT Tower Bersama Infrastructure Tbk (a)	860,500	446,951
U.S.A. Mobility, Inc.	28,012	309,533
Total		6,371,629
TOTAL TELECOMMUNICATION SERVICES		9,879,378
UTILITIES 2.4%
Electric Utilities 1.0%
Edison International	149,560	7,020,346
El Paso Electric Co.	17,900	608,421
Portland General Electric Co.	23,000	630,200
Total		8,258,967
Gas Utilities 0.4%
Chesapeake Utilities Corp.	4,600	216,062
ENN Energy Holdings Ltd.	102,530	425,784
Laclede Group, Inc. (The)	2,600	108,264
Questar Corp.	98,135	1,986,252
Southwest Gas Corp.	13,200	573,804
Towngas China Co., Ltd. (b)	211,000	165,786
Total		3,475,952
Independent Power Producers & Energy Traders 0.7%
AES Corp.	593,814	6,205,356
Multi-Utilities 0.3%
CMS Energy Corp.	106,284	2,584,827
Water Utilities —%
American States Water Co.	6,400	281,728
TOTAL UTILITIES		20,806,830
Total Common Stocks (Cost: $501,004,053)		$513,046,334

Preferred Stocks 0.5%
CONSUMER STAPLES 0.3%
Household Products 0.3%
Henkel AG & Co. KGaA	35,401	$2,826,974
TOTAL CONSUMER STAPLES		2,826,974

Issuer	Shares	Value

Preferred Stocks (continued)
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA	113,370	$1,161,023
TOTAL ENERGY		1,161,023
Total Preferred Stocks (Cost: $3,563,449)		$3,987,997

Convertible Preferred Stocks 0.7%
CONSUMER DISCRETIONARY —%
Auto Components —%
Goodyear Tire & Rubber Co., (The), 5.875%	4,800	201,840
TOTAL CONSUMER DISCRETIONARY		201,840
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	3,300	333,977
TOTAL CONSUMER STAPLES		333,977
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Apache Corp., 6.000% (b)	3,500	163,310
Chesapeake Energy Corp., 5.000%	4,400	358,600
Chesapeake Energy Corp., 5.750% (c)	250	237,031
Energy XXI Bermuda Ltd., 5.625%	380	134,615
Penn Virginia Corp.	1,425	134,402
Whiting Petroleum Corp., 6.250%	530	103,981
Total		1,131,939
TOTAL ENERGY		1,131,939
FINANCIALS 0.3%
Real Estate Investment Trusts (REITs) 0.1%
Alexandria Real Estate Equities, Inc., 7.000%	11,000	299,062
Health Care REIT, Inc., 6.500%	8,300	467,290
Total		766,352
Diversified Financial Services 0.2%
AMG Capital Trust II, 5.150%	5,000	235,625
Bank of America Corp., 7.250%	500	557,365
Citigroup, Inc., 7.500%	5,700	582,540
Total		1,375,530

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks —%
Fifth Third Bancorp, 8.500%	2,000	$272,460
Capital Markets —%
UBS AG, 6.750%	3,560	54,179
Insurance —%
MetLife, Inc., 5.000%	5,600	260,344
TOTAL FINANCIALS		2,728,865
INDUSTRIALS 0.1%
Road & Rail —%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (c)	20,000	191,000
Genesee & Wyoming, Inc., 5.000%	1,350	147,555
Total		338,555
Professional Services —%
Nielsen Holdings NV, 6.250%	4,400	236,522
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	8,000	435,040
TOTAL INDUSTRIALS		1,010,117
INFORMATION TECHNOLOGY —%
IT Services —%
Unisys Corp., 6.250%	2,300	122,797
TOTAL INFORMATION TECHNOLOGY		122,797
UTILITIES 0.1%
Electric Utilities 0.1%
NextEra Energy, Inc., 5.599%	5,500	282,852
PPL Corp., 8.750%	5,420	293,601
Total		576,453
TOTAL UTILITIES		576,453
Total Convertible Preferred Stocks (Cost: $6,186,148)		$6,105,988

		Shares	Value

Exchange-Traded Funds 0.1%
iShares MSCI EAFE Index Fund		9,833	$526,754
Total Exchange-Traded Funds (Cost: $523,194)			$526,754

Issuer		Shares	Value

Mutual Funds 8.2%
Central Fund of Canada Ltd., Class A Shares		2,101,700	$46,447,570
Columbia Commodity Strategy Fund, Class I Shares		2,550,142	24,073,341
Total Mutual Funds (Cost: $67,546,434)			$70,520,911

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.2%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (c)
04/01/18	11.000%	$436,000	$431,640
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	243,000	253,935
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	247,000	266,760
03/15/21	7.125%	115,000	123,625
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	612,000	660,960
TransDigm, Inc. Senior Subordinated Notes (c)
10/15/20	5.500%	122,000	123,525
Total			1,860,445
Automotive 0.2%
Allison Transmission, Inc. (c)
05/15/19	7.125%	182,000	193,830
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	301,000	321,694
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	55,000	57,475
02/15/21	6.750%	156,000	166,140
Delphi Corp.
05/15/21	6.125%	50,000	55,250
05/15/19	5.875%	145,000	154,969
Lear Corp.
03/15/20	8.125%	322,000	359,835

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Schaeffler Finance BV Senior Secured (c)
02/15/19	8.500%	$218,000	$245,795
Visteon Corp.
04/15/19	6.750%	473,000	486,598
Total			2,041,586
Banking 0.2%
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	335,000	377,906
Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	200,000	220,794
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/24/22	5.750%	350,000	406,307
JPMorgan Chase & Co.
Senior Unsecured
08/15/21	4.350%	75,000	83,828
09/23/22	3.250%	100,000	102,502
Morgan Stanley Senior Unsecured
07/28/21	5.500%	300,000	333,427
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	135,000	152,550
Total			1,677,314
Brokerage 0.1%
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500%	560,000	634,200
Neuberger Berman Group LLC/Finance Corp. (c)
Senior Unsecured
03/15/20	5.625%	82,000	86,305
03/15/22	5.875%	123,000	131,303
Nuveen Investments, Inc. Senior Unsecured (c)
10/15/20	9.500%	143,000	144,072
Total			995,880
Building Materials —%
Interface, Inc.
12/01/18	7.625%	56,000	60,550
Nortek, Inc.
12/01/18	10.000%	29,000	32,154
04/15/21	8.500%	157,000	168,775
Total			261,479

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals 0.3%
Ashland, Inc. Senior Unsecured (c)
08/15/22	4.750%	$95,000	$96,900
Celanese U.S. Holdings LLC
06/15/21	5.875%	181,000	201,589
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	98,000	97,755
Huntsman International LLC
03/15/21	8.625%	59,000	67,112
JM Huber Corp. Senior Notes (c)
11/01/19	9.875%	110,000	122,100
Koppers, Inc.
12/01/19	7.875%	18,000	19,755
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	1,007,000	1,164,344
04/15/24	5.750%	215,000	248,862
MPM Escrow LLC/Finance Corp. Senior Secured (c)
10/15/20	8.875%	168,000	164,640
MacDermid, Inc. (c)
04/15/17	9.500%	154,000	160,930
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	6,000	6,795
Nufarm Australia Ltd. (c)
10/15/19	6.375%	48,000	49,200
Polypore International, Inc.
11/15/17	7.500%	185,000	199,800
Rockwood Specialties Group, Inc.
10/15/20	4.625%	318,000	327,540
Total			2,927,322
Construction Machinery 0.3%
CNH Capital LLC (c)
11/01/16	6.250%	394,000	425,520
Senior Notes
11/01/15	3.875%	21,000	21,525
Case New Holland, Inc.
12/01/17	7.875%	268,000	314,900
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	74,002
Neff Rental LLC/Finance Corp. Secured (c)
05/15/16	9.625%	350,000	355,250
Terex Corp.
04/01/20	6.500%	80,000	84,000
UR Merger Sub Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
09/15/20	8.375%	$259,000	$283,605
12/15/19	9.250%	218,000	247,430
Senior Unsecured
02/01/21	8.250%	105,000	116,025
UR Merger Sub Corp. (c)
05/15/20	7.375%	87,000	93,960
04/15/22	7.625%	94,000	102,930
Secured
07/15/18	5.750%	106,000	113,685
Total			2,232,832
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured (c)
07/01/18	12.375%	216,000	232,200
Monitronics International, Inc.
04/01/20	9.125%	100,000	104,250
Total			336,450
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK (c)
11/01/17	7.750%	83,000	83,830
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	75,000	77,621
Libbey Glass, Inc. Senior Secured (c)
05/15/20	6.875%	70,000	75,250
Serta Simmons Holdings LLC Senior Notes (c)
10/01/20	8.125%	210,000	212,887
Spectrum Brands, Inc. (c)
03/15/20	6.750%	224,000	228,760
Total			678,348
Diversified Manufacturing 0.1%
Actuant Corp.
06/15/22	5.625%	96,000	99,120
Amsted Industries, Inc. Senior Notes (c)
03/15/18	8.125%	225,000	243,000
Tomkins LLC/Inc. Secured
10/01/18	9.000%	115,000	128,800
Total			470,920
Electric 0.5%
AES Corp.
Senior Unsecured
06/01/20	8.000%	55,000	63,525
07/01/21	7.375%	394,000	440,295

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (continued)
Electric (continued)
Calpine Corp. Senior Secured (c)
02/15/21	7.500%	$440,000		$480,700
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%	25,000		26,862
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	700,000	371,360
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	550,000		647,375
Duke Energy Corp. Senior Unsecured
08/15/22	3.050%	20,000		20,535
Florida Power & Light Co. 1st Mortgage
06/01/42	4.050%	70,000		75,916
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	129,000		147,060
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	170,000		212,426
Nevada Power Co.
05/15/18	6.500%	710,000		894,848
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%	90,000		102,445
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	20,000		23,221
04/01/22	3.150%	210,000		216,283
Public Service Co. of Colorado 1st Refunding Mortgage
09/15/42	3.600%	115,000		116,389
Tampa Electric Co. Senior Unsecured
06/15/42	4.100%	40,000		44,291
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	95,000		123,471
Total				4,007,002
Entertainment 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	59,000		66,228
06/01/19	8.750%	276,000		304,980
Cinemark U.S.A., Inc
06/15/21	7.375%	36,000		39,690
Speedway Motorsports, Inc.
02/01/19	6.750%	207,000		219,937

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
Time Warner, Inc.
03/29/41	6.250%	$150,000	$194,328
Total			825,163
Environmental —%
Clean Harbors, Inc. (c)
08/01/20	5.250%	162,000	166,050

Food and Beverage 0.2%
Beam, Inc. Senior Unsecured
05/15/22	3.250%	175,000	183,795
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	120,000	122,686
Cott Beverages, Inc.
09/01/18	8.125%	54,000	59,940
Diageo Capital PLC
07/15/20	4.828%	40,000	47,884
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	125,000	153,559
Heineken NV Senior Unsecured (c)
04/01/22	3.400%	110,000	117,527
Kellogg Co. Senior Unsecured
05/17/22	3.125%	195,000	203,997
Kraft Foods Group, Inc. Senior Unsecured (c)
06/04/42	5.000%	205,000	239,414
MHP SA (c)
04/29/15	10.250%	400,000	411,000
Total			1,539,802
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Senior Secured (c)
02/15/20	8.500%	270,000	265,275
MGM Resorts International
03/01/18	11.375%	290,000	340,750
Senior Secured
03/15/20	9.000%	105,000	117,337
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	51,000	56,993
ROC Finance LLC/Corp. Secured (c)
09/01/18	12.125%	138,000	159,390

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seneca Gaming Corp. (c)
12/01/18	8.250%	$179,000	$188,621
Tunica-Biloxi Gaming Authority Senior Unsecured (c)
11/15/15	9.000%	81,000	73,710
Total			1,202,076
Gas Pipelines 1.0%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	782,000	907,259
El Paso LLC
Senior Unsecured
09/15/20	6.500%	850,000	950,300
06/01/18	7.250%	21,000	24,098
01/15/32	7.750%	7,000	8,354
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	6,000	6,557
02/15/20	6.850%	211,000	269,521
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	341,000	369,985
02/15/23	5.500%	200,000	210,000
NiSource Finance Corp.
09/15/20	5.450%	885,000	1,051,071
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	1,375,000	1,603,609
Regency Energy Partners LP/Corp.
04/15/23	5.500%	34,000	35,360
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	251,000	272,335
12/01/18	6.875%	332,000	359,390
Southern Natural Gas Co. LLC Senior Unsecured (c)
04/01/17	5.900%	835,000	978,779
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	50,000	50,937
Tesoro Logistics LP/Finance Corp. Senior Notes (c)
10/01/20	5.875%	109,000	112,815
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	1,050,000	1,225,351
Total			8,435,721
Health Care 0.8%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	52,421	55,566

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	$190,000	$200,925
Biomet, Inc. (c)
08/01/20	6.500%	332,000	342,790
10/01/20	6.500%	106,000	103,085
CHS/Community Health Systems, Inc.
07/15/20	7.125%	26,000	27,495
11/15/19	8.000%	279,000	300,971
Senior Secured
08/15/18	5.125%	219,000	227,213
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	135,000	155,021
ConvaTec Healthcare E SA Senior Unsecured (c)
12/15/18	10.500%	249,000	270,165
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	174,515
Emdeon, Inc.
12/31/19	11.000%	116,000	133,110
Fresenius Medical Care U.S. Finance II, Inc. (c)
07/31/19	5.625%	36,000	37,890
01/31/22	5.875%	250,000	265,937
Fresenius Medical Care U.S. Finance, Inc. (c)
09/15/18	6.500%	30,000	33,600
HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	275,000	296,312
HCA, Inc.
02/15/22	7.500%	379,000	423,532
05/01/23	5.875%	49,000	49,490
Senior Secured
02/15/20	6.500%	106,000	117,130
09/15/20	7.250%	363,000	401,569
05/01/23	4.750%	33,000	33,000
Hanger, Inc.
11/15/18	7.125%	225,000	235,125
Health Management Associates, Inc.
01/15/20	7.375%	144,000	155,160
HealthSouth Corp.
09/15/22	7.750%	12,000	13,140
02/15/20	8.125%	235,000	257,912
Hologic, Inc. (c)
08/01/20	6.250%	67,000	71,020
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	376,000	345,920
IMS Health, Inc. Senior Unsecured (c)
11/01/20	6.000%	107,000	108,873

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (c)
11/01/18	10.500%	$88,000	$93,720
LifePoint Hospitals, Inc.
10/01/20	6.625%	159,000	171,720
Multiplan, Inc. (c)
09/01/18	9.875%	339,000	372,900
Physio-Control International, Inc. Senior Secured (c)
01/15/19	9.875%	253,000	277,035
Physiotherapy Associates Holdings, Inc. Senior Unsecured (c)
05/01/19	11.875%	93,000	95,558
Radnet Management, Inc.
04/01/18	10.375%	43,000	43,215
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	111,000	104,063
STHI Holding Corp. Secured (c)
03/15/18	8.000%	140,000	149,800
Tenet Healthcare Corp. (c)
02/01/20	6.750%	124,000	123,225
Senior Secured
06/01/20	4.750%	165,000	163,556
Truven Health Analytics, Inc. Senior Unsecured (c)
06/01/20	10.625%	95,000	101,888
United Surgical Partners International, Inc.
04/01/20	9.000%	109,000	119,355
Universal Hospital Services, Inc. Secured (c)
08/15/20	7.625%	58,000	60,175
VWR Funding, Inc. (c)
09/15/17	7.250%	13,000	13,163
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	323,000	335,920
02/01/19	7.750%	144,000	149,400
Total			7,211,159
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	127,000	148,272
Aetna, Inc. Senior Unsecured
05/15/42	4.500%	55,000	57,525
UnitedHealth Group, Inc. Senior Unsecured
10/15/42	3.950%	25,000	25,332
WellPoint, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance (continued)
Senior Unsecured
05/15/42	4.625%	$120,000	$127,444
01/15/23	3.300%	52,000	53,788
Total			412,361
Home Construction 0.1%
Beazer Homes USA, Inc.
05/15/19	9.125%	65,000	68,250
KB Home
03/15/20	8.000%	75,000	83,813
09/15/22	7.500%	58,000	62,785
Meritage Homes Corp.
04/01/22	7.000%	74,000	79,920
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	126,000	140,175
Taylor Morrison Communities, Inc./Monarch, Inc. (c)
04/15/20	7.750%	156,000	166,140
04/15/20	7.750%	47,000	50,055
Total			651,138
Independent Energy 1.1%
Antero Resources Finance Corp.
12/01/17	9.375%	231,000	254,678
08/01/19	7.250%	36,000	38,880
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	256,000	275,840
Chaparral Energy, Inc.
10/01/20	9.875%	228,000	259,350
Chaparral Energy, Inc. (c)
11/15/22	7.625%	32,000	34,000
Chesapeake Energy Corp.
08/15/20	6.625%	649,000	678,205
Cimarex Energy Co.
05/01/22	5.875%	121,000	128,563
Comstock Resources, Inc.
06/15/20	9.500%	293,000	313,510
Concho Resources, Inc.
01/15/22	6.500%	26,000	28,535
10/01/22	5.500%	281,000	294,347
10/01/17	8.625%	87,000	95,265
01/15/21	7.000%	53,000	58,830
04/01/23	5.500%	111,000	116,273
Continental Resources, Inc.
10/01/20	7.375%	1,000	1,125
04/01/21	7.125%	318,000	357,750
09/15/22	5.000%	285,000	299,962
Continental Resources, Inc. (c)
09/15/22	5.000%	259,000	273,245
Devon Energy Corp. Senior Unsecured
05/15/42	4.750%	50,000	56,554

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. (c)
09/01/22	7.750%	$30,000	$31,050
EP Energy LLC/Finance, Inc. (c)
Senior Secured
05/01/19	6.875%	169,000	182,520
Senior Unsecured
05/01/20	9.375%	291,000	321,555
Halcon Resources Corp. Senior Unsecured (c)(f)
05/15/21	8.875%	121,000	122,664
Kodiak Oil & Gas Corp. (c)
12/01/19	8.125%	615,000	670,350
Laredo Petroleum, Inc.
02/15/19	9.500%	287,000	325,745
05/01/22	7.375%	130,000	141,700
MEG Energy Corp. (c)
03/15/21	6.500%	346,000	371,085
01/30/23	6.375%	61,000	65,270
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	268,000	286,090
Novatek Finance Ltd. Senior Unsecured (c)
02/03/21	6.604%	400,000	468,347
Oasis Petroleum, Inc.
02/01/19	7.250%	200,000	214,000
11/01/21	6.500%	361,000	381,757
01/15/23	6.875%	71,000	75,260
Plains Exploration & Production Co.
11/15/20	6.500%	425,000	425,000
02/15/23	6.875%	319,000	318,601
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	26,000	27,203
03/01/21	6.875%	180,000	205,200
05/01/23	5.250%	265,000	276,262
Range Resources Corp.
08/15/22	5.000%	36,000	37,620
05/15/19	8.000%	321,000	354,705
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	276,000	290,490
01/01/23	6.500%	13,000	13,585
SandRidge Energy, Inc. (c)
02/15/23	7.500%	70,000	72,450
Whiting Petroleum Corp.
10/01/18	6.500%	7,000	7,551
Woodside Finance Ltd. (c)
05/10/21	4.600%	55,000	61,411
Total			9,312,383

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 0.1%
Cenovus Energy, Inc. Senior Unsecured
09/15/42	4.450%	$75,000	$80,927
Lukoil International Finance BV (c)
11/09/20	6.125%	650,000	738,838
Total			819,765
Life Insurance —%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/42	6.625%	70,000	90,774
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	170,000	201,043
Total			291,817
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	73,000	79,935
Media Cable 0.4%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	46,000	49,910
04/30/20	8.125%	481,000	542,327
09/30/22	5.250%	163,000	163,815
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	212,000	251,220
CSC Holdings LLC (c)
Senior Unsecured
11/15/21	6.750%	109,000	121,263
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	36,000	40,410
09/15/22	5.875%	144,000	142,920
Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured (c)
09/15/20	6.375%	69,000	69,863
Comcast Corp.
08/15/37	6.950%	275,000	382,018
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	225,000	234,432
DISH DBS Corp.
06/01/21	6.750%	423,000	471,116
09/01/19	7.875%	184,000	215,740
Quebecor Media, Inc. Senior Unsecured (c)
01/15/23	5.750%	227,000	231,540
Time Warner Cable, Inc.
07/01/18	6.750%	90,000	113,934
02/01/20	5.000%	280,000	329,817

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Videotron Ltd.
07/15/22	5.000%	$143,000	$148,005
WaveDivision Escrow LLC/Corp. Senior Unsecured (c)
09/01/20	8.125%	5,000	5,150
Total			3,513,480
Media Non-Cable 0.7%
AMC Networks, Inc.
07/15/21	7.750%	328,000	372,280
Clear Channel Communications, Inc.
08/01/16	10.750%	135,000	99,900
Clear Channel Worldwide Holdings Inc, Class A
03/15/20	7.625%	52,000	49,010
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	277,000	297,083
03/15/20	7.625%	491,000	467,677
Getty Images LLC/Inc. Senior Notes (c)
10/15/20	7.000%	232,000	235,480
Hughes Satellite Systems Corp.
06/15/21	7.625%	443,000	492,837
Senior Secured
06/15/19	6.500%	56,000	59,920
Intelsat Jackson Holdings SA
04/01/21	7.500%	174,000	186,615
Intelsat Jackson Holdings SA (c)
12/15/22	6.625%	25,000	24,813
10/15/20	7.250%	346,000	366,760
Intelsat Luxembourg SA PIK
02/04/17	11.500%	330,000	347,325
Lamar Media Corp.
02/01/22	5.875%	158,000	167,480
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	114,000	124,545
National CineMedia LLC (c)
Senior Secured
04/15/22	6.000%	147,000	155,085
News America, Inc. (c)
09/15/22	3.000%	505,000	514,689
Nielsen Finance LLC/Co.
10/15/18	7.750%	435,000	489,375
Nielsen Finance LLC/Co. (c)
10/01/20	4.500%	363,000	360,277
Reed Elsevier Capital, Inc. (c)
10/15/22	3.125%	45,000	45,535
Salem Communications Corp. Secured
12/15/16	9.625%	100,000	111,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Starz LLC/Finance Corp. Senior Notes (c)
09/15/19	5.000%	$95,000	$97,138
Univision Communications, Inc. (c)
05/15/21	8.500%	244,000	245,830
Senior Secured
11/01/20	7.875%	200,000	213,000
05/15/19	6.875%	175,000	178,938
09/15/22	6.750%	132,000	132,000
XM Satellite Radio, Inc. (c)
11/01/18	7.625%	326,000	360,230
Total			6,195,072
Metals 0.3%
Alpha Natural Resources, Inc.
06/01/19	6.000%	85,000	74,375
06/01/21	6.250%	43,000	37,410
04/15/18	9.750%	247,000	250,087
Arch Coal, Inc.
06/15/21	7.250%	135,000	119,138
Calcipar SA Senior Secured (c)
05/01/18	6.875%	102,000	102,255
FMG Resources August 2006 Proprietary Ltd. (c)
11/01/15	7.000%	96,000	96,720
11/01/19	8.250%	512,000	510,720
Inmet Mining Corp. (c)
06/01/20	8.750%	355,000	368,312
JMC Steel Group, Inc. Senior Notes (c)
03/15/18	8.250%	153,000	155,295
Peabody Energy Corp.
11/15/18	6.000%	62,000	64,325
11/15/21	6.250%	260,000	268,450
Rain CII Carbon LLC/Corp. Senior Secured (c)
12/01/18	8.000%	240,000	249,000
Total			2,296,087
Non-Captive Consumer 0.1%
SLM Corp.
Senior Notes
01/25/16	6.250%	176,000	190,089
Senior Unsecured
03/25/20	8.000%	240,000	277,949
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	371,000	327,871
Total			795,909
Non-Captive Diversified 0.6%
Ally Financial, Inc.
09/15/20	7.500%	102,000	120,233

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
03/15/20	8.000%	$989,000	$1,179,481
02/15/17	5.500%	123,000	130,155
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	253,000	268,813
08/15/17	4.250%	109,000	111,813
CIT Group, Inc. (c)
Senior Secured
04/01/18	6.625%	333,000	373,792
Senior Unsecured
02/15/19	5.500%	511,000	546,770
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	810,000	916,521
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	138,000	148,730
12/15/20	8.250%	590,000	695,462
09/01/17	8.875%	280,000	331,800
Total			4,823,570
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	483,000	519,225
Bristow Group, Inc.
10/15/22	6.250%	88,000	92,070
Green Field Energy Services, Inc. (c)
Senior Secured
11/15/16	13.250%	175,000	178,500
11/15/16	13.250%	5,000	5,100
Hiland Partners LP/Finance Corp. (c)
10/01/20	7.250%	400,000	416,000
Noble Holding International Ltd.
03/15/22	3.950%	70,000	75,177
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	273,000	299,959
Oil States International, Inc.
06/01/19	6.500%	95,000	100,937
Weatherford International Ltd.
04/15/42	5.950%	100,000	109,816
Total			1,796,784
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.500%	252,000	272,160
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (c)
08/01/20	8.875%	113,000	120,063
Total			392,223

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging 0.2%
Ardagh Packaging Finance PLC Senior Secured (c)
10/15/17	7.375%	$91,000	$97,825
Berry Plastics Corp. Secured
01/15/21	9.750%	142,000	161,170
Greif, Inc. Senior Unsecured
02/01/17	6.750%	53,000	58,433
Reynolds Group Issuer, Inc./LLC
02/15/21	8.250%	212,000	208,290
08/15/19	9.875%	310,000	324,725
Senior Secured
02/15/21	6.875%	325,000	345,312
08/15/19	7.875%	129,000	139,965
04/15/19	7.125%	351,000	373,815
Sealed Air Corp. (c)
09/15/21	8.375%	46,000	50,600
Total			1,760,135
Pharmaceuticals 0.1%
Catalent Pharma Solutions, Inc. (c)
10/15/18	7.875%	209,000	211,090
Jaguar Holding Co. I Senior Notes PIK (c)
10/15/17	9.375%	102,000	103,530
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (c)
12/01/19	9.500%	41,000	45,817
Mylan, Inc. (c)
11/15/18	6.000%	246,000	261,990
VPI Escrow Corp. (c)
10/15/20	6.375%	248,000	261,020
Valeant Pharmaceuticals International Senior Notes (c)
10/15/20	6.375%	50,000	52,625
Total			936,072
Property & Casualty 0.1%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	140,000	156,173
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	60,000	63,235
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	185,000	217,628
Hub International Ltd. (c)
10/15/18	8.125%	200,000	205,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. (c)
05/01/22	4.950%	$140,000	$152,888
Total			795,424
Railroads 0.1%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/42	4.375%	215,000	233,369
CSX Corp. Senior Unsecured
05/30/42	4.750%	160,000	178,911
Norfolk Southern Corp. Senior Unsecured
10/01/42	3.950%	125,000	127,758
Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	45,000	49,666
Total			589,704
Refining —%
Phillips 66 (c)
05/01/42	5.875%	80,000	99,944
Restaurants —%
Shearer’s Escrow Corp. Senior Secured (c)
11/01/19	9.000%	121,000	124,176
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	190,000	221,184
Total			345,360
Retailers 0.3%
99 Cents Only Stores (c)
12/15/19	11.000%	59,000	66,817
AutoNation, Inc.
02/01/20	5.500%	74,000	78,810
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	174,000	192,052
Jo-Ann Stores, Inc. Senior Unsecured (c)
03/15/19	8.125%	123,000	123,769
Limited Brands, Inc.
04/01/21	6.625%	405,000	463,219
Lowe’s Companies, Inc. Senior Unsecured
04/15/42	4.650%	70,000	78,875
Penske Automotive Group, Inc. (c)
10/01/22	5.750%	118,000	120,212

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (continued)
Retailers (continued)
QVC, Inc. (c)
Senior Secured
10/01/19	7.500%		$100,000	$110,750
10/15/20	7.375%	45,000		50,231
Rite Aid Corp.
03/15/20	9.250%	184,000		188,140
Senior Secured
08/15/20	8.000%	253,000		290,697
Senior Unsecured
02/15/27	7.700%	144,000		118,800
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	237,000		262,774
06/01/22	5.750%	30,000		32,063
Total				2,177,209
Supermarkets —%
Kroger Co. (The) Senior Unsecured
04/15/42	5.000%	65,000		72,677
Supranational —%
European Investment Bank
Senior Unsecured
01/18/27	2.150%	JPY	2,500,000	33,255
06/20/17	1.400%	JPY	12,000,000	157,723
Total				190,978
Technology 0.5%
Alliance Data Systems Corp. (c)
04/01/20	6.375%	91,000		97,825
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	162,000		154,305
05/01/18	7.375%	201,000		202,507
Amkor Technology, Inc. (c)
10/01/22	6.375%	98,000		90,895
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	3,000		3,113
01/15/20	6.875%	134,000		145,055
CDW LLC/Finance Corp.
04/01/19	8.500%	442,000		470,730
Cardtronics, Inc.
09/01/18	8.250%	220,000		246,400
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	74,000		82,140
First Data Corp.
01/15/21	12.625%	404,000		417,130
First Data Corp. (c)
Secured
01/15/21	8.250%	66,000		66,000
Senior Secured
06/15/19	7.375%	133,000		136,657

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
08/15/20	8.875%	$407,000	$443,630
11/01/20	6.750%	89,000	89,223
Freescale Semiconductor, Inc. Senior Secured (c)
04/15/18	9.250%	227,000	242,890
Hewlett-Packard Co. Senior Unsecured
12/09/21	4.650%	185,000	185,183
Interactive Data Corp.
08/01/18	10.250%	384,000	430,080
Lender Processing Services, Inc.
04/15/23	5.750%	121,000	127,957
NXP BV/Funding LLC Senior Secured (c)
08/01/18	9.750%	277,000	317,165
Nuance Communications, Inc. (c)
08/15/20	5.375%	308,000	314,160
TransUnion Holding Co., Inc. Senior Unsecured PIK (c)(f)
06/15/18	8.125%	75,000	75,375
Total			4,338,420
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	242,000	275,577
01/15/19	8.250%	50,000	54,563
ERAC USA Finance LLC (c)
03/15/17	2.750%	55,000	57,500
FedEx Corp.
08/01/22	2.625%	65,000	65,383
Hertz Corp. (The)
01/15/21	7.375%	314,000	337,942
Hertz Corp. (The) (c)
10/15/20	5.875%	17,000	17,170
10/15/22	6.250%	45,000	45,619
Total			853,754
Wireless 0.4%
Cricket Communications, Inc.
10/15/20	7.750%	204,000	210,375
Senior Secured
05/15/16	7.750%	220,000	232,650
Crown Castle International Corp. Senior Unsecured (c)
01/15/23	5.250%	260,000	269,100
SBA Telecommunications, Inc.
08/15/19	8.250%	49,000	54,758
SBA Telecommunications, Inc. (c)
07/15/20	5.750%	451,000	469,040
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	416,000	482,560
11/15/21	11.500%	98,000	130,340

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
08/15/20	7.000%	$117,000	$128,407
Sprint Nextel Corp. (c)
11/15/18	9.000%	688,000	849,680
03/01/20	7.000%	93,000	107,880
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	650,000	681,317
Wind Acquisition Finance SA Senior Secured (c)
02/15/18	7.250%	180,000	175,500
Total			3,791,607
Wirelines 0.4%
AT&T, Inc. Senior Unsecured
09/01/40	5.350%	330,000	404,734
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	380,000	416,588
Embarq Corp. Senior Unsecured
06/01/36	7.995%	195,000	210,492
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	70,000	80,675
04/15/20	8.500%	219,000	252,945
01/15/23	7.125%	102,000	108,630
Integra Telecom Holdings, Inc. Senior Secured (c)
04/15/16	10.750%	55,000	57,338
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	208,000	236,600
Level 3 Communications, Inc. (c)
Senior Unsecured
06/01/19	8.875%	52,000	54,600
Level 3 Financing, Inc.
04/01/19	9.375%	270,000	301,050
07/01/19	8.125%	355,000	378,962
PAETEC Holding Corp.
12/01/18	9.875%	483,000	551,827
Senior Secured
06/30/17	8.875%	40,000	43,100
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	147,000	164,273
Senior Secured
01/01/20	8.125%	151,000	165,345
tw telecom Holdings, Inc. (c)
10/01/22	5.375%	76,000	78,090

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
tw telecom holdings, inc.
03/01/18	8.000%	$160,000	$176,000
Total			3,681,249
Total Corporate Bonds & Notes (Cost: $83,265,043)			$87,882,606

Convertible Bonds 2.4%
Airlines —%
Continental Airlines, Inc. Senior Unsecured
01/15/15	4.500%	120,000	155,625
JetBlue Airways Corp. Senior Unsecured
10/15/38	5.500%	80,000	102,700
U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	25,000	68,422
Total			326,747
Automotive 0.1%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	210,000	307,910
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	310,000	270,088
TRW Automotive, Inc.
12/01/15	3.500%	120,000	205,128
Total			783,126
Banking —%
Walter Investment Management Corp. Senior Subordinated Notes (c)
11/01/19	4.500%	250,000	279,375
Building Materials —%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	280,000	290,500
Chemicals —%
ShengdaTech, Inc. Senior Notes (c)(d)(e)(g)
12/15/15	6.500%	180,000	26,824

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Consumer Cyclical Services —%
Coinstar, Inc. Senior Unsecured
09/01/14	4.000%	$80,000	$105,900
MasTec, Inc.
06/15/14	4.000%	100,000	151,875
Total			257,775
Consumer Products —%
Jarden Corp. (c)
09/15/18	1.875%	350,000	350,777
Diversified Manufacturing 0.1%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	100,000	90,438
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	300,000	285,187
Total			375,625
Electric —%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	160,000	193,800
Entertainment —%
Take-Two Interactive Software, Inc. Senior Unsecured (c)
12/01/16	1.750%	230,000	218,879
Food and Beverage —%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	73,000	63,419
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	520,000	533,000
Health Care 0.2%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	120,000	138,675
Hologic, Inc. Senior Unsecured (h)
03/01/42	2.000%	300,000	295,193

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
Insulet Corp. Senior Unsecured
06/15/16	3.750%	$200,000	$221,334
Molina Healthcare, Inc. Senior Unsecured
10/01/14	3.750%	150,000	167,438
Omnicare, Inc.
12/15/25	3.750%	90,000	127,688
04/01/42	3.750%	200,000	195,833
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	250,000	211,562
Wright Medical Group, Inc. Senior Unsecured (c)
09/01/17	2.000%	95,000	99,375
Total			1,457,098
Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured (c)
10/15/42	2.750%	420,000	437,182
Home Construction 0.1%
Lennar Corp. (c)
11/15/21	3.250%	250,000	437,031
Meritage Homes Corp.
09/15/32	1.875%	290,000	288,188
Total			725,219
Independent Energy 0.1%
Chesapeake Energy Corp.
11/15/35	2.750%	120,000	115,875
Endeavour International Corp.
07/15/16	5.500%	150,000	131,531
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	150,000	149,700
Stone Energy Corp. (c)
03/01/17	1.750%	220,000	205,288
Total			602,394
Lodging —%
Home Inns & Hotels Management, Inc. Senior Unsecured (c)
12/15/15	2.000%	190,000	165,419

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Media Non-Cable —%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	$300,000	$276,750
Metals 0.1%
Horsehead Holding Corp. Senior Notes
07/01/17	3.800%	130,000	119,217
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	200,000	112,125
James River Coal Co. Senior Unsecured
12/01/15	4.500%	300,000	159,020
Molycorp, Inc.
Senior Unsecured
09/01/17	6.000%	50,000	54,982
06/15/16	3.250%	230,000	158,930
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	200,000	228,942
United States Steel Corp. Senior Unsecured
05/15/14	4.000%	250,000	255,156
Total			1,088,372
Non-Captive Consumer —%
DFC Global Corp. Senior Unsecured (c)
04/15/17	3.250%	280,000	293,972
Non-Captive Diversified —%
Air Lease Corp. Senior Unsecured (c)
12/01/18	3.875%	250,000	260,215
Oil Field Services —%
Hornbeck Offshore Services, Inc. (c)
09/01/19	1.500%	234,000	234,585
Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured (c)
03/15/17	4.875%	300,000	307,500
Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	300,000	313,050
Total			620,550

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other Industry 0.1%
Altra Holdings, Inc.
03/01/31	2.750%	$160,000	$160,000
General Cable Corp. Subordinated Notes (h)
11/15/29	4.500%	130,000	135,769
WESCO International, Inc.
09/15/29	6.000%	50,000	119,125
Total			414,894
Pharmaceuticals 0.4%
Akorn, Inc.
06/01/16	3.500%	80,000	123,000
Corsicanto Ltd. (c)
01/15/32	3.500%	90,000	146,138
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	770,000	491,747
Endo Health Solutions, Inc. Senior Subordinated Notes
04/15/15	1.750%	235,000	268,487
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	460,000	723,897
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	250,000	187,969
Medivation, Inc. Senior Unsecured
04/01/17	2.625%	180,000	227,925
Mylan, Inc.
09/15/15	3.750%	100,000	197,688
Onyx Pharmaceuticals, Inc. Senior Unsecured
08/15/16	4.000%	60,000	127,013
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	85,000	151,444
Salix Pharmaceuticals Ltd. Senior Notes (c)
03/15/19	1.500%	260,000	246,509
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	170,000	202,512
Total			3,094,329
Railroads —%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	240,000	221,100

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
REITs 0.1%
Boston Properties LP Senior Unsecured
05/15/36	3.750%	$250,000	$276,250
SL Green Operating Partnership LP (c)
10/15/17	3.000%	250,000	276,719
Total			552,969
Retailers 0.1%
priceline.com, Inc. Senior Unsecured (c)
03/15/18	1.000%	420,000	440,723
Technology 0.5%
Ciena Corp. Senior Unsecured (c)
10/15/18	3.750%	250,000	253,190
Concur Technologies, Inc. Senior Unsecured (c)
04/15/15	2.500%	100,000	140,250
DealerTrack Holdings, Inc. (c)
03/15/17	1.500%	250,000	259,844
EMC Corp. Senior Unsecured
12/01/13	1.750%	340,000	527,637
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	80,000	135,450
Intel Corp.
08/01/39	3.250%	450,000	547,031
Ixia Senior Notes
12/15/15	3.000%	190,000	207,100
Mentor Graphics Corp.
04/01/31	4.000%	300,000	339,562
Micron Technology, Inc. Senior Unsecured (c)
05/01/32	3.125%	400,000	354,286
Novellus Systems, Inc.
05/15/41	2.625%	160,000	194,864
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	250,000	272,344
ON Semiconductor Corp.
12/15/26	2.625%	280,000	287,525
Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	100,000	12,562

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Salesforce.com, Inc. Senior Unsecured
01/15/15	0.750%	$120,000	$214,800
TIBCO Software, Inc. Senior Unsecured (c)
05/01/32	2.250%	270,000	261,482
TTM Technologies, Inc. Senior Unsecured
05/15/15	3.250%	200,000	201,375
TiVo, Inc. Senior Unsecured (c)
03/15/16	4.000%	190,000	230,969
Total			4,440,271
Textile —%
Iconix Brand Group, Inc. Senior Subordinated Notes (c)
06/01/16	2.500%	230,000	229,724

Tobacco —%
Vector Group Ltd. Senior Unsecured (h)
06/15/26	3.875%	193,000	211,455

Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	370,000	302,244
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	140,000	133,425
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	150,000	162,090
Total			597,759
Wireless 0.1%
InterDigital, Inc.
03/15/16	2.500%	280,000	288,400
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	150,000	144,656
Total			433,056
Total Convertible Bonds (Cost: $19,971,621)			$20,497,883

Residential Mortgage-Backed Securities - Agency(i) 5.3%
Federal Home Loan Mortgage Corp. (f)(j)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (i) (continued)
11/01/42	4.000%	$2,000,000	$2,133,516
Federal Home Loan Mortgage Corp. (h)(j)(k)
CMO IO STRIPS Series 281 Class S1
10/15/42	5.773%	800,000	214,000
CMO IO Series 2957 Class SW
04/15/35	5.786%	481,592	79,345
CMO IO Series 3122 Class IS
03/15/36	6.486%	1,056,104	155,157
CMO IO Series 3280 Class SI
02/15/37	6.226%	835,298	134,539
CMO IO Series 3708 Class SA
05/15/40	6.236%	733,277	98,618
CMO IO Series 3761 Class KS
06/15/40	5.786%	533,937	80,225
CMO IO Series 4073 Class AS
08/15/38	5.836%	496,536	107,534
CMO IO Series 4093 Class SD
01/15/38	6.486%	247,905	74,387
Federal Home Loan Mortgage Corp. (j)
12/01/30	5.500%	339,552	371,101
07/01/42	3.500%	995,352	1,078,027
07/01/39	4.500%	997,826	1,103,974
Federal Home Loan Mortgage Corp. (j)(k)
CMO IO Series 3907 Class AI
05/15/40	5.000%	684,954	119,042
Federal Home Loan Mortgage Corporation (j)
12/01/39	4.500%	1,110,575	1,225,593
Federal National Mortgage Association (f)(j)
11/01/27	2.500%	5,500,000	5,756,094
11/01/27	3.000%	4,750,000	5,010,508
11/01/42	3.500%	2,000,000	2,130,312
11/01/42	4.000%	2,000,000	2,141,562
11/01/42	4.500%	1,000,000	1,078,750
Federal National Mortgage Association (h)(j)(k)
CMO IO Series 2005-7 Class SC
02/25/35	6.489%	1,187,533	124,055
CMO IO Series 2006-5 Class N1
08/25/34	2.244%	492,208	25,997
CMO IO Series 2006-5 Class N2
02/25/35	2.198%	556,333	37,711
CMO IO Series 2007-102 Class ST
11/25/37	6.229%	617,109	117,107
CMO IO Series 2007-54 Class DI
06/25/37	5.889%	998,121	167,658
CMO IO Series 2008-7 Class SA
02/25/38	7.339%	238,762	54,327
CMO IO Series 2010-135 Class MS
12/25/40	5.739%	304,547	59,966
CMO IO Series 2011-51 Class CI
06/25/41	5.789%	1,623,203	328,054
CMO IO Series 2012-108 Class S
10/25/42	5.789%	997,833	259,656
CMO IO Series 2012-74 Class AS
03/25/39	5.839%	493,418	98,944
CMO IO Series 2012-80 Class AS
02/25/39	5.839%	495,477	124,490
CMO IO Series 2012-80 Class DS
06/25/39	6.439%	248,311	70,015

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (i) (continued)
CMO IO Series 2012-87 Class NS
02/25/39	5.839%	$495,574	$114,636
CMO IO Series 2012-87 SQ
08/25/42	6.089%	218,533	65,210
CMO IO Series 2012-89 Class SD
04/25/39	5.839%	496,533	117,875
Federal National Mortgage Association (j)
10/01/27-09/01/31	5.500%	3,190,450	3,540,694
12/01/28-10/01/34	6.000%	809,011	917,721
06/01/42	4.000%	975,833	1,046,626
10/01/33-07/01/35	5.000%	1,666,940	1,848,560
08/01/32	6.500%	876,111	1,003,455
08/01/32	7.000%	41,970	50,190
06/01/42-09/01/42	3.500%	2,479,544	2,679,862
07/01/39-06/01/40	4.500%	2,371,768	2,614,628
06/01/27	3.000%	1,400,000	1,476,781
Federal National Mortgage Association (j)(k)
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	375,613	70,528
Federal National Mortgage Association (j)(l)
02/01/41	5.000%	1,190,852	1,331,675
04/01/41	5.500%	715,708	792,495
Government National Mortgage Association (f)(j)
11/01/42	3.000%	1,000,000	1,063,359
11/01/42	4.000%	1,000,000	1,093,906
Government National Mortgage Association (h)(j)(k)
CMO IO Series 2004-32 Class HS
05/16/34	6.386%	527,663	115,188
CMO IO Series 2010-108 Class PI
02/20/38	5.889%	676,102	91,545
Government National Mortgage Association (j)(k)
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	497,353	96,643
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	493,020	96,263
Government National Mortgage Association (j)(l)
01/15/39	5.000%	1,130,133	1,242,477

Total Residential Mortgage-Backed Securities - Agency (Cost: $45,470,203)			$46,030,581

Residential Mortgage-Backed Securities - Non-Agency 0.4%
BCAP LLC Trust (c)(j)
11/15/42	1.000%	250,000	251,562

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (c)(j)
08/27/37	6.000%	$351,995	$369,148
Bayview Opportunity Master Fund Trust IIB LP (c)(h)(j)
Series 2012-4NPL Class A
07/28/32	3.475%	89,017	89,017
Series 2012-5NPL Class A
10/28/32	2.981%	250,000	250,000
Citigroup Mortgage Loan Trust, Inc. (c)(h)(j)
CMO Series 2010-7 Class 3A4
12/25/35	6.870%	175,000	185,755
CMO Series 2012-7 Class 12A1
03/25/36	2.629%	286,876	288,850
Countrywide Alternative Loan Trust CMO Series 2005-14 Class 2A2 (h)(j)
05/25/35	0.461%	410,518	153,657
PennyMac Loan Trust Series 2012-NPL1 Class A (c)(h)(j)
05/28/52	3.422%	243,645	243,645
RBSSP Resecuritization Trust CMO Series 2010-9 Class 5A1 (c)(h)(j)
10/26/35	2.470%	166,071	169,796
Residential Mortgage Asset Trust Series 2012-1A Class A1 (c)(e)(h)(j)
08/26/52	2.734%	209,182	210,784
Vericrest Opportunity Loan Trust 2012-NPL1 CMO Series 2012-1A Class A1 (c)(h)(j)
03/25/49	4.213%	1,627,247	1,633,023

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $4,083,783)			$3,845,237

Commercial Mortgage-Backed Securities - Agency —%
Federal National Mortgage Association (j)
09/01/13	5.720%	154,725	158,807

Total Commercial Mortgage-Backed Securities - Agency
(Cost: $155,330)			$158,807

Commercial Mortgage-Backed Securities - Non-Agency 0.4%
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A4 (h)(j)
07/10/37	5.234%	100,843	103,150
General Electric Capital Assurance Co. Series 2003-1 Class A4 (c)(h)(j)
05/12/35	5.254%	139,480	147,604

Issuer	Coupon Rate	Principal Amount		Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (j)
03/10/39	5.444%	$2,000,000		$2,303,884
JPMorgan Chase Commercial Mortgage Securities Corp. (h)(j)
Series 2005-LDP5 Class ASB
12/15/44	5.190%	97,365		101,680
JPMorgan Chase Commercial Mortgage Securities Corp. (j)
Series 2003-LN1 Class A1
10/15/37	4.134%	27,985		28,238
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3 (j)
03/15/29	3.973%	82,466		83,488
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4B (c)(h)(j)
08/12/45	5.789%	550,000		605,623
ORES NPL LLC Series 2012-LV1 Class A (c)(j)
09/25/44	4.000%	279,929		281,705

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $3,518,707)				$3,655,372

Asset-Backed Securities - Non-Agency 0.1%
American Credit Acceptance Receivables Trust Series 2012-2 Class A (c)
07/15/16	1.890%	217,205		217,248
Exeter Automobile Receivables Trust Series 2012-2A Class B (c)
12/15/17	2.220%	100,000		100,031
HSBC Home Equity Loan Trust Series 2007-2 Class M1 (h)
07/20/36	0.521%	490,000		381,548

Total Asset-Backed Securities - Non-Agency (Cost: $675,384)				$698,827

Inflation-Indexed Bonds 1.2%
UNITED STATES 0.8%
U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%	155,851		161,671
01/15/15	1.625%	2,111,410		2,247,661
07/15/15	1.875%	592,205		647,216
04/15/15	0.500%	1,594,590		1,665,849
04/15/16	0.125%	2,087,420		2,200,598
Total				6,922,995

URUGUAY 0.4%
Uruguay Government International Bond
04/05/27	4.250%	UYU	10,613,317	624,881

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (continued)
URUGUAY (CONTINUED)
Senior Unsecured
12/15/28	4.375%	UYU $	46,462,281	$2,782,684
Total				3,407,565

Total Inflation-Indexed Bonds (Cost: $9,954,583)				$10,330,560

U.S. Treasury Obligations 0.6%
U.S. Treasury
09/30/17	0.625%	620,000		617,820
08/15/41	3.750%	150,000		178,664
08/15/20	2.625%	50,000		54,953
11/15/20	2.625%	100,000		109,844
01/31/17	0.875%	250,000		252,930
08/15/19	8.125%	250,000		366,484
05/15/42	3.000%	15,000		15,495
08/15/19	3.625%	250,000		291,895
01/15/15	0.250%	2,000,000		1,996,562
11/15/18	9.000%	800,000		1,182,000
U.S. Treasury (l)
06/30/15	1.875%	100,000		104,008

Total U.S. Treasury Obligations (Cost: $5,138,318)				$5,170,655

U.S. Government & Agency Obligations 0.7%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%	2,882,000		3,020,388
Federal National Mortgage Association
10/15/15	4.375%	1,914,000		2,134,644
03/15/16	2.250%	610,000		644,568
11/15/16	1.375%	150,000		154,480
Private Export Funding Corp. U.S. Government Guaranty
09/15/17	5.450%	45,000		54,557

Total U.S. Government & Agency Obligations (Cost: $5,666,196)				$6,008,637

Foreign Government Obligations(m) 7.4%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	515,000		427,450
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	1,075,000		795,500
Provincia de Buenos Aires Senior Unsecured (c)
01/26/21	10.875%	120,000		75,000
Total				1,297,950

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (m) (continued)
AUSTRALIA 0.2%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD $	1,000,000	$1,155,665
Local Government Guaranteed
11/15/16	5.750%	AUD	100,000	113,960
06/15/20	6.000%	AUD	140,000	168,672
Total				1,438,297

BRAZIL 0.4%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (c)
06/10/19	6.500%	400,000		496,230
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	1,826,000	974,759
Centrais Eletricas Brasileiras SA Senior Unsecured (c)
10/27/21	5.750%	300,000		336,000
Petrobras International Finance Co.
01/20/20	5.750%	810,000		934,320
01/20/40	6.875%	100,000		129,245
01/27/21	5.375%	300,000		339,247
Total				3,209,801

CANADA 0.3%
Bank of Montreal (c)
01/30/17	1.950%	750,000		784,350
Canadian Government Bond
06/01/20	3.500%	CAD	170,000	193,213
06/01/18	4.250%	CAD	1,160,000	1,338,016
Total				2,315,579

COLOMBIA 0.4%
Colombia Government International Bond
Senior Unsecured
09/18/37	7.375%	250,000		385,625
06/28/27	9.850%	COP	100,000,000	85,027
01/18/41	6.125%	300,000		410,156
Empresa de Energia de Bogota SA Senior Unsecured (c)
11/10/21	6.125%	1,500,000		1,696,395
Empresas Publicas de Medellin ESP Senior Unsecured (c)
02/01/21	8.375%	COP	1,750,000,000	1,079,082
Total				3,656,285

DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond Senior Unsecured (c)
05/06/21	7.500%	1,100,000		1,288,363

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (m) (continued)
EL SALVADOR —%
El Salvador Government International Bond Senior Unsecured (c)
06/15/35	7.650%		$300,000	$348,750

FRANCE 0.1%
France Government Bond OAT
10/25/21	3.250%	EUR	400,000	569,756
04/25/17	3.750%	EUR	310,000	453,037
04/25/29	5.500%	EUR	150,000	261,984
Total				1,284,777

GERMANY 0.5%
Bundesrepublik Deutschland
07/04/28	4.750%	EUR	510,000	901,422
01/04/19	3.750%	EUR	620,000	947,419
01/04/18	4.000%	EUR	1,600,000	2,437,902
Total				4,286,743

HUNGARY —%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%	300,000		335,139

INDONESIA 0.6%
Indonesia Government International Bond (c)
Senior Unsecured
01/17/38	7.750%	1,000,000		1,513,750
05/05/21	4.875%	900,000		1,025,641
Indonesia Treasury Bond
Senior Unsecured
11/15/20	11.000%	IDR	1,300,000,000	181,223
09/15/19	11.500%	IDR	6,200,000,000	861,433
Majapahit Holding BV (c)
08/07/19	8.000%	200,000		254,000
01/20/20	7.750%	200,000		253,607
PT Pertamina Persero (c)
Senior Unsecured
05/03/22	4.875%	250,000		271,875
05/03/42	6.000%	200,000		226,000
PT Perusahaan Listrik Negara Senior Unsecured (c)
11/22/21	5.500%	500,000		564,153
Total				5,151,682

JAPAN 0.3%
Japan Government 10-Year Bond Senior Unsecured
12/20/18	1.400%	JPY	35,000,000	467,771
Japan Government 20-Year Bond
Senior Unsecured
09/20/26	2.200%	JPY	35,000,000	494,090

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (m) (continued)
JAPAN (CONTINUED)
09/21/20	2.200%	JPY $	64,000,000	$906,445
12/20/27	2.100%	JPY	30,000,000	414,352
Total				2,282,658

KAZAKHSTAN 0.1%
KazMunayGas National Co. (c)
05/05/20	7.000%	100,000		123,024
Senior Unsecured
04/09/21	6.375%	400,000		473,000
01/23/15	11.750%	400,000		481,040
Total				1,077,064

LATVIA —%
Republic of Latvia Senior Unsecured (c)
06/16/21	5.250%	200,000		228,634

LITHUANIA 0.1%
Lithuania Government International Bond (c)
Senior Unsecured
02/01/22	6.625%	370,000		458,347
03/09/21	6.125%	250,000		300,301
Total				758,648

MEXICO 0.7%
Mexican Bonos
06/03/27	7.500%	MXN	2,000,000	1,747,842
06/09/22	6.500%	MXN	800,000	666,320
06/16/16	6.250%	MXN	420,000	332,762
12/15/16	7.250%	MXN	100,000	82,382
12/13/18	8.500%	MXN	370,000	328,854
12/14/17	7.750%	MXN	570,000	485,528
Pemex Project Funding Master Trust
06/15/35	6.625%	675,000		842,062
01/21/21	5.500%	325,000		379,438
Petroleos Mexicanos
06/02/41	6.500%	200,000		248,250
01/24/22	4.875%	500,000		560,000
Total				5,673,438

NORWAY 0.2%
Norway Government Bond
05/19/17	4.250%	NOK	5,850,000	1,146,523
05/15/13	6.500%	NOK	1,870,000	336,045
Total				1,482,568

PERU 0.2%
Corporacion Financiera de Desarrollo SA Senior Unsecured (c)
02/08/22	4.750%	200,000		225,663

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (m) (continued)
PERU (CONTINUED)
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (c)(n)
05/31/18	0.000%		$161,377	$145,239
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%	450,000		654,750
03/14/37	6.550%	325,000		476,125
11/18/50	5.625%	100,000		129,500
Peruvian Government International Bond (c)
Senior Unsecured
08/12/31	6.950%	PEN	540,000	253,862
08/12/26	8.200%	PEN	250,000	131,835
Total				2,016,974

PHILIPPINES 0.1%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	10,000,000	283,894
Power Sector Assets & Liabilities Management Corp. (c)
Government Guaranteed
12/02/24	7.390%	300,000		415,941
05/27/19	7.250%	200,000		259,500
Total				959,335

POLAND 0.3%
Poland Government Bond
10/25/19	5.500%	PLN	2,250,000	756,542
10/25/17	5.250%	PLN	2,200,000	723,606
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	600,000		699,114
Total				2,179,262

QATAR 0.1%
Qatar Government International Bond Senior Unsecured (c)
01/20/22	4.500%	500,000		572,500

REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (c)
11/03/21	5.500%	700,000		784,000

REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (h)
06/30/29	3.000%	100,000		83,500

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (m) (continued)
ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured (c)
02/07/22	6.750%	$400,000		$461,231

RUSSIAN FEDERATION 0.8%
Gazprom OAO Via Gaz Capital SA (c)
Senior Unsecured
03/07/22	6.510%	2,100,000		2,472,750
04/11/18	8.146%	180,000		220,523
11/22/16	6.212%	100,000		110,880
08/16/37	7.288%	100,000		129,500
RZD Capital Ltd. Senior Unsecured
04/02/19	8.300%	RUB	11,000,000	356,841
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (c)
12/27/17	5.298%	700,000		750,037
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
03/10/18	7.850%	RUB	5,000,000	170,689
04/04/42	5.625%	200,000		239,800
Russian Foreign Bond - Eurobond (c)(h)
Senior Unsecured
03/31/30	7.500%	1,010,600		1,279,723
Sberbank of Russia Via SB Capital SA Senior Unsecured (c)
02/07/22	6.125%	600,000		672,572
Vnesheconombank Via VEB Finance PLC Senior Unsecured (c)
11/22/25	6.800%	200,000		239,500
Total				6,642,815

SOUTH AFRICA 0.1%
South Africa Government International Bond
Senior Unsecured
01/17/24	4.665%	200,000		221,000
03/08/41	6.250%	100,000		127,850
Transnet SOC Ltd. Senior Unsecured (c)
07/26/22	4.000%	200,000		201,059
Total				549,909

SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%	300,000		353,398

SWEDEN 0.1%
Sweden Government Bond
05/05/14	6.750%	SEK	2,600,000	426,707
Sweden Government Bond (b)

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (m) (continued)
SWEDEN (CONTINUED)
08/12/17	3.750%	SEK $	4,800,000	$814,775
Total				1,241,482

TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (c)
08/14/19	9.750%	500,000		661,232

TURKEY 0.4%
Turkey Government International Bond
Senior Unsecured
09/26/22	6.250%	1,200,000		1,453,800
06/05/20	7.000%	530,000		661,705
03/17/36	6.875%	410,000		527,588
03/30/21	5.625%	750,000		871,875
Total				3,514,968

UKRAINE —%
Ukraine Government International Bond Senior Unsecured (c)
02/23/21	7.950%	245,000		257,970

UNITED ARAB EMIRATES 0.1%
Abu Dhabi National Energy Co. Senior Unsecured (c)
12/13/21	5.875%	400,000		476,563
Dolphin Energy Ltd. Senior Secured (c)
12/15/21	5.500%	400,000		460,730
Total				937,293

UNITED KINGDOM 0.2%
United Kingdom Gilt
03/07/19	4.500%	GBP	550,000	1,072,850
09/07/21	3.750%	GBP	35,000	66,380
03/07/18	5.000%	GBP	300,000	587,887
Total				1,727,117

URUGUAY —%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	100,000		155,250

VENEZUELA 0.6%
Petroleos de Venezuela SA
02/17/22	12.750%	332,200		341,336
11/17/21	9.000%	300,000		248,250
11/02/17	8.500%	627,000		562,733
04/12/17	5.250%	1,100,000		869,000
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (m) (continued)
VENEZUELA (CONTINUED)
10/28/15	5.000%	$250,000	$218,750
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	2,855,000	2,505,262
Total			4,745,331
Total Foreign Government Obligations (Cost: $58,137,493)			$63,959,943

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (h)(o)
03/18/19	7.500%	$165,000	$166,856
Total Senior Loans (Cost: $166,848)			$166,856

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (a)		175	$5,425
TOTAL ENERGY			5,425
Total Warrants (Cost: $7,082)			$5,425

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 2-Year Interest Rate Swap, 11/28/14(p)
	8,000,000	2.10	Nov. 2014	$15,131
Total Options Purchased Puts (Cost: $104,800)				$15,131

			Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.149% (q)(r)			33,529,586	$33,529,586
Total Money Market Funds (Cost: $33,529,586)				$33,529,586

Issuer		Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.4%
Repurchase Agreements 0.4%
BNP Paribas Securities Corp. dated 10/31/12, matures 11/01/12, repurchase price $3,570,651 (s)
		0.280%	3,570,624	$3,570,624
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,570,624)				$3,570,624
Total Investments (Cost: $852,238,879) (t)				$879,714,714(u)
Other Assets & Liabilities, Net				(18,134,544)
Net Assets				$861,580,170

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2012

	Number of Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation ($)	Depreciation ($)
E-Mini S&P 500 Index	(641)	(45,087,940)	December 2012	1,520,805	—
Russell 2000 Mini Index	2	163,260	December 2012	—	(5,455)
U.S. Treasury Long Bond, 20-year	110	16,424,375	December 2012	—	(99,059)
U.S. Treasury Note, 2-year	98	21,592,157	January 2013	—	(13,060)
U.S. Treasury Note, 5-year	103	12,797,750	January 2013	11,005	—
U.S. Treasury Note, 10-year	89	11,839,781	December 2012	26,572	—
U.S. Treasury Ultra Bond, 30-year	4	660,375	December 2012	—	(2,820)
Total				1,558,382	(120,394)

Forward Foreign Currency Exchange Contracts Open at October 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	November. 9, 2012	552,534	22,897,000	3,236	—
		(USD)	(PHP)
Citigroup Global Markets Inc.	November 29, 2012	216,322	6,828,000	344	—
		(USD)	(RUB)
Deutsche Bank	December 3, 2012	859,871	2,630,000	1,461	—
		(USD)	(MYR)
State Street Bank & Trust Company	December 4, 2012	235,000	303,820	—	(865)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	December 5, 2012	1,435,000	444,107	—	(3,579)
		(PLN)	(USD)
HSBC Securities (USA), Inc.	December 12, 2012	5,451,000	5,820,702	—	(36,180)
		(CHF)	(USD)
Goldman, Sachs & Co.	December 12, 2012	7,516,000	9,698,459	—	(47,241)
		(EUR)	(USD)
State Street Bank & Trust Company	December 12, 2012	308,759,000	3,879,126	9,900	—
		(JPY)	(USD)
Morgan Stanley	December 12, 2012	3,864,428	3,745,000	10,310	—
		(USD)	(AUD)
Credit Suisse	December 12, 2012	9,690,428	9,696,000	9,324	—
		(USD)	(CAD)
UBS Securities	December 12, 2012	5,814,579	33,606,000	71,192
		(USD)	(NOK)
Total				105,767	(87,865)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At October 31, 2012, security was partially or fully on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $63,148,579 or 7.33% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $26,825, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
ShengdatechTech, Inc.
Senior Notes
12/15/15 6.50%	12-10-10	180,000
BGP Holdings PLC	02-04-09 thru 05-14-09	—

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2012, the value of these securities amounted to $237,609, which represents 0.03% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2012, the value of these securities amounted to $26,824, which represents less than 0.01% of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(i)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at October 31, 2012:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
11/01/42 5.500%	2,000,000	11/14/12	2,192,500	2,192,812

(j)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(l)

At October 31, 2012, investments in securities included securities valued at $2,322,034 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Zero coupon bond.
(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)	Purchased swaptions outstanding at October 31, 2012:

Description	Counterparty	Floating Rate Index	Fund Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.10	11/28/14	8,000,000	104,800	15,131

(q)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(r)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	67,557,296	90,289,795	(124,317,505)	—	33,529,586	42,766	33,529,586

(s)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.280%)

Security Description	Value ($)
United States Treasury Bill	284
United States Treasury Note/Bond	3,641,753
Total Market Value of Collateral Securities	3,642,037

(t)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $852,239,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46,277,000
Unrealized Depreciation	(18,801,000)
Net Unrealized Appreciation	$27,476,000

(u)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguayan Peso

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation. in the most recent Annual Report dated July 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	59,168,773	12,657,667	—	71,826,440
Consumer Staples	27,428,185	12,238,851	—	39,667,036
Energy	31,817,738	11,858,062	—	43,675,800
Financials	80,453,865	22,733,073	1	103,186,939
Health Care	46,776,222	4,918,421	—	51,694,643
Industrials	55,933,563	13,049,199	—	68,982,762
Information Technology	56,213,726	11,550,790	—	67,764,516
Materials	28,148,978	7,413,012	—	35,561,990
Telecommunication Services	1,162,791	8,716,587	—	9,879,378
Utilities	20,215,261	591,569	—	20,806,830
Preferred Stocks
Consumer Staples	—	2,826,974	—	2,826,974
Energy	1,161,023	—	—	1,161,023
Convertible Preferred Stocks
Consumer Discretionary	201,840	—	—	201,840
Consumer Staples	—	333,977	—	333,977
Energy	267,291	864,648	—	1,131,939
Financials	2,139,999	588,866	—	2,728,865
Industrials	435,040	575,077	—	1,010,117
Information Technology	122,797	—	—	122,797
Utilities	293,601	282,852	—	576,453
Exchange-Traded Funds	526,754			526,754
Warrants
Energy	—	5,425	—	5,425
Total Equity Securities	412,467,447	111,205,050	1	523,672,498
Bonds
Corporate Bonds & Notes	—	87,882,606	—	87,882,606
Convertible Bonds
Chemicals	—	—	26,824	26,824
All Other Industries	—	20,471,059	—	20,471,059
Residential Mortgage-Backed Securities - Agency	—	45,816,581	214,000	46,030,581
Residential Mortgage-Backed Securities - Non-Agency	—	2,511,379	1,333,858	3,845,237
Commercial Mortgage-Backed Securities - Agency	—	158,807	—	158,807
Commercial Mortgage-Backed Securities - Non-Agency	—	3,655,372	—	3,655,372
Asset-Backed Securities - Non-Agency	—	698,827	—	698,827
Inflation-Indexed Bonds	—	10,330,560	—	10,330,560
U.S. Treasury Obligations	5,170,655	—	—	5,170,655
U.S. Government & Agency Obligations	—	6,008,637	—	6,008,637
Foreign Government Obligations	—	63,814,704	145,239	63,959,943
Total Bonds	5,170,655	241,348,532	1,719,921	248,239,108
Other
Mutual Funds	70,520,911	—	—	70,520,911
Senior Loans	—	166,856	—	166,856
Options Purchased Puts	—	15,131	—	15,131
Money Market Funds	33,529,586	—	—	33,529,586
Investments of Cash Collateral Received for Securities on Loan	—	3,570,624	—	3,570,624
Total Other	104,050,497	3,752,611	—	107,803,108
Investments in Securities	521,688,599	356,306,193	1,719,922	879,714,714
Forward Sale Commitments Liability	—	(2,192,812)	—	(2,192,812)
Derivatives
Assets
Futures Contracts	1,558,382	—	—	1,558,382
Forward Foreign Currency Exchange Contracts	—	105,767	—	105,767
Liabilities
Futures Contracts	(120,394)	—	—	(120,394)
Forward Foreign Currency Exchange Contracts	—	(87,865)	—	(87,865)
Total	523,126,587	354,131,283	1,719,922	878,977,792

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Residential	Foreign
	Common	Mortgage-Backed	Mortgage-Backed	Government	Convertible
	Stocks ($)	Securities-Non-Agency ($)	Securities- Agency ($)	Obligations ($)	Bond($)	Total ($)
Balance as of July 31, 2012	25,735	302,062	—	145,239	26,825	499,861
Accrued discounts/premiums	—	(105)	(58)	761	—	598
Realized gain (loss)	(73,298)	—	—	—	—	(73,298)
Change in unrealized appreciation (depreciation)(a)	62,265	1,618	58	(761)	(1)	63,179
Sales	(14,701)	(41,280)	—	—	—	(55,981)
Purchases	—	1,071,563	214,000	—	—	1,285,563
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of October 31, 2012	1	1,333,858	214,000	145,239	26,824	1,719,922

(a)Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $63,179, which is comprised of Common Stock of $62,265, Residential Mortgage-Backed Securities-Non-Agency of $1,168, Residential Mortgage-Backed Securities-Agency of $58, Foreign Government Obligations of $(761) and Convertible Bonds of $(1).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Mortgage Backed Securities and Foreign Government Obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increase (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain Common Stock, and Convertible Bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increase (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2012